UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007–April 30, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard® International Stock Index Funds Semiannual Report

April 30, 2008

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Total International Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>	For the six months ended April 30, 2008, Vanguard International Stock Index Funds posted negative returns as the international stock markets slumped from record highs.

>	Returns for the funds’ Investor Shares ranged from –9.6% to –11.3%, a bit below their benchmarks but generally better than the average returns of their peers.

>	Financials sector stocks were the primary detractor from returns for each of the funds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
European Stock Index Fund	10
Pacific Stock Index Fund	32
Emerging Markets Stock Index Fund	55
Total International Stock Index Fund	84
Developed Markets Index Fund	92
Institutional Developed Markets Index Fund	100
About Your Fund’s Expenses	108
Trustees Approve Advisory Arrangement	111
Glossary	112

European Stock Index Fund

Pacific Stock Index Fund

Emerging Markets Stock Index Fund

Developed Markets Index Fund

Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	–9.8%
Admiral™ Shares[1]	VEUSX	–9.8
Signal™ Shares[2]	VESSX	–9.8
Institutional Shares[3]	VESIX	–9.8
ETF Shares[4]	VGK
Market Price		–9.7
Net Asset Value		–9.8
MSCI Europe Index		–9.2
Average European Region Fund[5]		–11.1

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	–9.6%
Admiral Shares[1]	VPADX	–9.5
Signal Shares[2]	VPASX	–9.5
Institutional Shares[3]	VPKIX	–9.5
ETF Shares[4]	VPL
Market Price		–9.6
Net Asset Value		–9.5
MSCI Pacific Index		–9.3
Average Japan/Pacific Region Fund[5]		–11.7

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Six Months Ended April 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	–11.3%
Admiral Shares[1]	VEMAX	–11.3
Signal Shares[2]	VERSX	–11.3
Institutional Shares[3]	VEMIX	–11.2
ETF Shares[4]	VWO
Market Price		–11.3
Net Asset Value		–11.3
MSCI Emerging Markets Index		–10.3
Average Emerging Markets Fund[5]		–10.7

Vanguard Total International Stock Index Fund	VGTSX	–10.1%
Total International Composite Index[6]		–9.4
Average International Fund[5]		–10.5

Vanguard Developed Markets Index Fund	VDMIX	–9.7%
MSCI EAFE Index		–9.2
Average International Fund[5]		–10.5

Vanguard Institutional Developed Markets Index Fund	VIDMX	–9.7%
MSCI EAFE Index		–9.2
Average International Fund[5]		–10.5

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

6 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (24%), and the MSCI Emerging Markets Index (21%) as of April 30, 2008.

Your Fund’s Performance at a Glance

October 31, 2007–April 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$43.43	$37.99	$1.215	$0.000
Admiral Shares	102.09	89.26	2.939	0.000
Signal Shares	39.50	34.54	1.129	0.000
Institutional Shares	43.51	38.04	1.261	0.000
ETF Shares	81.66	71.40	2.356	0.000
Pacific Stock Index Fund
Investor Shares	$14.19	$12.53	$0.303	$0.000
Admiral Shares	92.94	82.07	2.060	0.000
Signal Shares	32.28	28.51	0.709	0.000
Institutional Shares	14.22	12.55	0.318	0.000
ETF Shares	75.17	66.38	1.669	0.000
Emerging Markets Stock Index Fund
Investor Shares	$36.78	$32.05	$0.587	$0.000
Admiral Shares	48.47	42.21	0.820	0.000
Signal Shares	46.61	40.62	0.760	0.000
Institutional Shares	36.90	32.14	0.632	0.000
ETF Shares	116.62	101.60	1.969	0.000
Total International Stock Index Fund	$21.89	$19.18	$0.522	$0.000
Developed Markets Index Fund	$14.91	$13.08	$0.387	$0.005
Institutional Developed Markets Index Fund	$14.79	$12.97	$0.396	$0.000

Chairman’s Letter

Dear Shareholder,

The galloping bull market that characterized international stocks in recent years came to a halt during the past six months. After peaking in October 2007, European, Pacific, and emerging-market stocks—and therefore each of the Vanguard International Stock Index Funds—experienced double-digit declines during the first five months of the funds’ fiscal year.

Despite a sharp snapback in April, the funds’ returns for the fiscal half-year ranged from –9.6% to –11.3%. (All returns are for Investor Shares.)

Financial issues, inflation, growth worried the world’s markets

A variety of concerns hovered over the global markets during the six months. The U.S. was at the epicenter of the troubles, which included the fallout from a deflating boom in housing prices, related stresses on financial institutions, and an ensuing credit crunch that affected both large and small businesses.

At the same time, threats of inflation and slower global growth were also in the air. Prices for commodities, from food to oil, continued to surge. Whether the U.S. economy—the world’s largest—was entering a period of slow growth or an actual recession was being debated as the period drew to a close.

Bonds led stocks as yields fell; central banks pumped in liquidity

October was a month of record highs, as U.S. stocks (measured by the Dow Jones Wilshire 5000 Index) peaked on October 9 and international stocks (measured by the MSCI All Country World Index ex USA) on October 31. From those high points, they began sliding. For the period, U.S. stocks returned –9.9%, and international stocks, –9.1%. Large-cap stocks outpaced small-caps, while growth stocks outperformed their value-oriented counterparts, although both posted negative returns for the six-month span.

Bonds fared better. As yields declined and prices rose, the broad taxable bond market returned 4.1% for the six months. Tax-exempt municipal bonds posted a lackluster return of 1.5%, as investors favored higher-quality U.S. Treasury bonds.

In an effort to help the troubled credit market, the Federal Reserve Board cut its target for the federal funds rate five times during the half-year and, in concert with other nations’ central banks, took aggressive steps to provide liquidity to the financial markets. At the end of April, the Fed lowered the target for the seventh time since last summer, to 2.0%—the lowest level since December 2004.

Stocks generally declined; lower dollar helped returns

Vanguard’s European Stock Index Fund and Pacific Stock Index Fund posted similar returns during the fiscal half-year

Market Barometer
			Total Returns
		Periods Ended April 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	–9.1%	4.1%	23.2%
Russell 1000 Index (Large-caps)	–9.5	–4.6	11.2
Russell 2000 Index (Small-caps)	–12.9	–11.0	13.8
Dow Jones Wilshire 5000 Index (Entire market)	–9.9	–4.7	11.8

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.1%	6.9%	4.4%
Lehman Municipal Bond Index	1.5	2.8	4.0
Citigroup 3-Month Treasury Bill Index	1.5	3.9	3.0

CPI
Consumer Price Index	2.8%	3.9%	3.2%

1 Annualized.

(–9.8% and –9.6%, respectively), outperforming the average returns of their peers (–11.1% and –11.7%, respectively). The Emerging Markets Stock Index Fund posted the lowest return of the international stock funds: –11.3%, compared with an average –10.7% for competitors. The generally declining dollar helped cushion the funds’ returns because of the favorable currency effect when local-currency returns are translated into U.S.-dollar returns.

The European fund’s holdings in the United Kingdom, France, and Germany—its largest concentration of assets—were the major detractors from return. As the U.S.-bred credit crisis washed ashore, the

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Fund	Acquired	Peer-Group
	Expense	Fund Fees and	Expense
	Ratio	Expenses[2]	Ratio
European Stock Index Fund
Investor Shares	0.20%	—	1.35%
Admiral Shares	0.11	—	1.35
Signal Shares	0.11		1.35
Institutional Shares	0.09	—	1.35
ETF Shares	0.11	—	1.35
Pacific Stock Index Fund
Investor Shares	0.20%	—	1.58%
Admiral Shares	0.11	—	1.58
Signal Shares	0.11	—	1.58
Institutional Shares	0.09	—	1.58
ETF Shares	0.11	—	1.58
Emerging Markets Stock Index Fund
Investor Shares	0.33%	—	1.80%
Admiral Shares	0.21	—	1.80
Signal Shares	0.21	—	1.80
Institutional Shares	0.16	—	1.80
ETF Shares	0.21	—	1.80
Total International Stock Index Fund	—	0.24%	1.48%
Developed Markets Index Fund	—	0.20%	1.48%
Institutional Developed Markets Index Fund	—	0.09%	1.48%

1 Fund expense ratios reflect the six months ended April 30, 2008. Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; for the other funds, the Average International Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not have any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

financials sector was hardest hit, followed by consumer discretionary and telecommunication services. Bright spots included the metals and mining and chemicals subsectors and, to a lesser extent, energy.

Stocks in Japan, Australia, and Hong Kong, which accounted for the lion’s share of Pacific Stock Index Fund’s assets, declined in all sectors except utilities, which contributed only a tiny positive return. The financials and industrials sectors were the weakest performers. In Japan, the most significant detractor was Toyota Motor Corp., a consumer discretionary sector stock and the country’s largest by market value.

In the Emerging Markets Stock Index portfolio, positive returns from Brazilian stocks, the fund’s largest single market exposure, weren’t enough to offset negative contributions from other regions, especially Asia/Pacific. The largest country declines came from China, India, and South Korea. Every sector declined except for health care, the smallest. The financials sector, including stocks in India, Russia, and China, and the industrials sector were the major detractors.

The Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund are “funds of funds” that hold shares of other Vanguard index funds. Their six-month results reflect the proportion of fund assets invested in each of the underlying funds. The Total International Stock Index Fund, which provides market-weighted exposure to European, Pacific, and emerging market stocks, returned –10.1%, slightly above the average –10.5% return of its peers.

The Developed Markets Index Fund and the Institutional Developed Markets Index Fund (which is available for a minimum initial investment of $5 million) invest only in the European and Pacific markets. Both returned –9.7% for the period, besting the –10.5% average return of their peers.

Each of the International Stock Index Funds succeeded in tracking its benchmark, a tribute to the portfolio construction and management skills of Vanguard’s Quantitative Equity Group.

Discrepancies between the returns of the funds and the indexes they track reflect two things. Unlike indexes, funds incur real-world operating and transaction costs, which are subtracted from returns. Also, the funds face the ephemeral impact of fair-value pricing, an accounting convention produced by differences between the closing times of international and U.S. stock markets. The adjustment is fleeting and corrects itself when market prices reflect fair value, typically the next day. In fact, fair-value pricing accounted for the entire shortfall in each of the funds except the Emerging Markets Fund, where it still accounted for most of the shortfall.

Prepare for risk by designing a balanced and diversified portfolio

The track record of international investing shows that exposure to world stock markets can be rewarding. But, as the past six months remind us, risk comes along for the ride.

Anyone can try to predict the future course of the markets, but they are full of surprises, and no prediction is assured to be right. That is why we urge investors to keep risk, not just return, foremost in mind. You can put this idea into action with a portfolio that’s balanced among asset classes—stocks (domestic and international), bonds, and cash reserves—and broadly diversified within each asset class. A balanced and diversified portfolio can help prepare you for whatever the markets may bring.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 15, 2008

On June 4, 2008, Vanguard Emerging Markets Index Fund declared a two-for-one stock split of its ETF Shares. The conventional shares of the fund were not affected by the split.

The share split for each fund entitled shareholders of record at the close of business on June 13 to receive one additional share for every share of the ETF held on that date. The additional shares were distributed to shareholders on June 17. Shares began trading at the new split adjusted price beginning June 18.

Vanguard European ETF
Premium/Discount: March 4, 2005[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	201	25.25%	44	5.52%
25–49.9	256	32.16	5	0.63
50–74.9	154	19.35	1	0.13
75–100.0	82	10.30	0	0.00
>100.0	52	6.53	1	0.13
Total	745	93.59%	51	6.41%

Vanguard Pacific ETF
Premium/Discount: March 4, 2005[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	211	26.50%	82	10.30%
25–49.9	203	25.50	20	2.51
50–74.9	137	17.21	1	0.13
75–100.0	76	9.55	1	0.13
>100.0	65	8.17	0	0.00
Total	692	86.93%	104	13.07%

Vanguard Emerging Markets ETF
Premium/Discount: March 4, 2005[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	133	16.70%	81	10.17%
25–49.9	161	20.23	40	5.03
50–74.9	153	19.22	23	2.89
75–100.0	94	11.81	17	2.14
>100.0	69	8.67	25	3.14
Total	610	76.63%	186	23.37%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	632	614	2,230
Turnover Rate	12%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.11%[3]
Signal Shares	0.11%[3]
Institutional Shares	0.09%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	–0.3%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.3%	8.3%	8.8%
Consumer Staples	9.7	9.6	7.9
Energy	11.2	11.2	12.2
Financials	26.3	26.4	23.6
Health Care	7.1	7.1	6.6
Industrials	10.2	10.2	11.1
Information Technology	3.2	3.2	9.1
Materials	10.4	10.4	10.2
Telecommunication Services	6.8	6.8	5.8
Utilities	6.8	6.8	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.97	0.86
Beta	0.96	0.84

Ten Largest Holdings[6] (% of total net assets)

Royal Dutch Shell PLC	integrated oil and gas	2.8%
BP PLC	integrated oil and gas	2.5
HSBC Holdings PLC	diversified banks	2.3
Nestle SA (Registered)	packaged foods and meats	2.1
Total SA	integrated oil and gas	2.0
Vodafone Group PLC	wireless telecommunication services	1.8
Banco Santander Central Hispano SA	diversified banks	1.5
E.On AG	electric utilities	1.4
Telefonica SA	integrated telecommunication services	1.4
GlaxoSmithKline PLC	pharmaceuticals	1.3
Top Ten		19.1%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	31.2%	31.1%
France	14.6	15.6
Germany	13.0	13.1
Switzerland	9.9	9.9
Spain	6.3	6.3
Italy	5.6	5.7
Netherlands	4.2	4.1
Sweden	3.4	3.4
Finland	2.4	2.5
Belgium	1.9	1.9
Norway	1.6	1.6
Denmark	1.4	1.4
Greece	1.1	1.0
Luxembourg	1.0	—
Ireland	1.0	1.0
Other European Countries	1.4	1.4

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

6 The holdings listed exclude any temporary cash investments and equity index products.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[2]	6/18/1990	–0.02%	22.89%	6.67%
Admiral Shares[2]	8/13/2001	0.07	23.00	11.35[3]
Signal Shares[2]	10/6/2006	0.04	9.94[3]	—
Institutional Shares[2]	5/15/2000	0.10	23.06	6.41[3]
ETF Shares	3/4/2005
Market Price		–0.03	13.25[3]	—
Net Asset Value		0.07	13.07[3]	—

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables on pages 23–27 for dividend and capital gains information.

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.9%)
	Erste Bank der Oesterreichischen Sparkassen AG	743,141	54,780
	OMV AG	646,546	48,562
	Voestalpine AG	450,499	34,401
	Raiffeisen International
	Bank-Holding AG	212,193	34,091
	Telekom Austria AG	1,355,937	33,379
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	303,406	23,463
	Immofinanz Immobilien
	Anlagen AG	1,790,332	19,769
	Wienerberger AG	311,399	17,857
*	IMMOEAST Immobilien
	Anlagen AG	1,644,282	16,645
*	Meinl European Land Ltd.	1,178,168	15,364
	Vienna Insurance Group	123,624	9,237
	Andritz AG	154,569	9,129
	Flughafen Wien AG	20,052	2,536
*	RHI AG	50,054	2,161
*	BETandWIN.com
	Interactive
	Entertainment AG	53,358	1,718
	Mayr-Melnhof Karton AG	14,705	1,537
			324,629
Belgium (1.8%)
^	Fortis	8,201,835	222,587
	KBC Bank & Verzekerings
	Holding	626,478	84,327
^	InBev	721,580	59,145
	Dexia	2,056,886	56,772
	Groupe Bruxelles
	Lambert SA	317,290	40,150
	Solvay SA	249,366	36,489
	Delhaize Group	393,292	33,924
	Belgacom SA	665,611	30,563
*	Umicore	489,705	26,032

		Market
		Value•
	Shares	($000)
^UCB SA	429,566	18,476
Colruyt NV	65,447	16,567
Mobistar SA	122,919	10,937
*^KBC Ancora	61,793	6,573
^Compagnie Nationale
a Portefeuille	78,207	6,129
Cofinimmo	16,250	3,482
Bekaert NV	22,776	3,424
* Agfa Gevaert NV	269,591	1,968
Compagnie Maritime
Belge SA	26,011	1,809
* Euronav SA	43,909	1,803
D’Ieteren SA	5,281	1,627
^Omega Pharma SA	34,070	1,488
Barco NV	21,764	1,472
		665,744
Denmark (1.4%)
Novo Nordisk A/S B Shares	1,899,424	129,955
* Vestas Wind Systems A/S	724,560	78,559
Danske Bank A/S	1,777,125	61,183
^AP Moller-Maersk A/S
B Shares	4,298	44,317
^FLS Industries A/S B Shares	207,727	21,799
*^DSV A/S	788,764	19,339
Carlsberg A/S B Shares	134,370	17,828
Novozymes A/S	179,513	16,279
* Jyske Bank A/S	209,330	14,334
Danisco A/S	191,930	12,900
*^Topdanmark A/S	64,906	11,409
^AP Moller-Maersk A/S
A Shares	1,077	11,196
Coloplast A/S B Shares	104,247	9,998
Sydbank A/S	245,919	9,155
Trygvesta A/S	106,745	9,118
*^William Demant A/S	96,195	7,596
^Rockwool International A/S	29,272	4,949
NKT Holding A/S	45,123	3,630
East Asiatic Co. A/S	28,700	2,537
^H. Lundbeck A/S	102,884	2,535
*^GN Store Nord A/S	414,931	2,264

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Dampskibsselskabet Torm A/S	54,152	1,763
^	Bang & Olufsen A/S B Shares	19,445	1,116
			493,759
Finland (2.4%)
	Nokia Oyj	15,439,698	464,183
	Fortum Oyj	1,747,132	73,911
^	Sampo Oyj A Shares	1,701,977	47,824
	UPM-Kymmene Oyj	2,070,746	39,713
	Stora Enso Oyj R Shares	2,273,862	27,942
^	Kone Oyj	600,984	23,511
	Wartsila Oyj B Shares	328,165	22,349
	Outokumpu Oyj A Shares	461,772	21,833
	Metso Oyj	499,883	21,416
^	Nokian Renkaat Oyj	411,795	17,283
	Rautaruuki Oyj	327,523	15,398
	Neste Oil Oyj	501,045	15,081
	YIT Oyj	493,330	13,908
	Elisa Oyj Class A	592,428	13,329
	Kesko Oyj	256,288	9,642
^	SanomaWSOY Oyj	326,283	8,368
	Pohjola Bank PLC	378,807	7,520
	Orion Oyj	349,316	7,341
	Cargotec Corp.	150,480	6,251
	KCI Konecranes Oyj	122,046	5,284
	TietoEnator Oyj B Shares	146,237	3,812
^	Amer Sports Oyj A Shares	138,129	2,404
^	Uponor Oyj	102,131	2,204
			870,507
France (14.5%)
	Total SA	8,445,452	707,443
	BNP Paribas SA	3,195,190	340,623
	Sanofi-Aventis	4,007,899	308,933
	Suez SA	4,077,744	287,326
^	AXA	6,240,667	230,578
	France Telecom SA	7,161,841	224,101
*	Vivendi SA	4,563,721	183,998
	Societe Generale Class A	1,472,621	171,067
	^Carrefour SA	2,349,789	164,836
*	Groupe Danone	1,709,587	150,498
*	Air Liquide SA	936,323	140,398
	Vinci SA	1,608,578	118,004
^	L’Oreal SA	969,383	114,545
	LVMH Louis Vuitton
	Moet Hennessy	960,708	109,041
^	Schneider Electric SA	865,315	105,298
	Lafarge SA	577,635	103,575
	Veolia Environnement	1,374,976	99,040
	Alstom	382,373	87,866
	Cie. de St. Gobain SA	1,099,852	87,500
	Credit Agricole SA	2,583,739	86,473
	Pernod Ricard SA	687,794	78,653
	Renault SA	726,345	74,026
	Unibail Co.	256,265	65,815

			Market
			Value•
		Shares	($000)
^	Bouygues SA	878,074	65,074
	Accor SA	761,161	62,715
	Alcatel-Lucent	9,058,001	60,627
	Compagnie Generale des Etablissements
	Michelin SA	562,351	51,039
	Vallourec SA	187,202	50,753
	Gaz de France	769,306	50,455
	Essilor International SA	770,717	47,812
	PSA Peugeot Citroen	596,528	41,382
*	Societe Generale–New	355,956	41,241
	Electricite de France	393,298	41,108
	Pinault-Printemps-
	Redoute SA	302,401	39,098
	Technip SA	395,696	36,462
	Hermes International	270,187	36,236
^	Lagardere S.C.A.	498,359	35,530
^	Cap Gemini SA	539,202	32,385
	STMicroelectronics NV	2,668,802	30,785
*	Compagnie Generale
	de Geophysique SA	102,494	25,743
	Sodexho Alliance SA	375,673	25,053
	Thales SA	348,096	22,672
	Publicis Groupe SA	552,548	22,191
	Casino Guichard-Perrachon SA	171,042	21,451
^	CNP Assurances	173,892	20,625
*	Atos Origin SA	270,451	16,494
	Air France	533,393	16,489
	Klepierre	272,059	16,452
	SCOR SA	680,348	16,331
	Aeroports de Paris (ADP)	136,417	16,180
	Dassault Systemes SA	231,056	14,457
	Safran SA	650,240	13,593
	Neopost SA	127,449	13,242
	Christian Dior SA	106,387	12,154
	Natixis	715,833	11,976
	Valeo SA	274,808	11,068
	Imerys SA	126,502	10,901
^	ICADE	76,889	10,883
	Societe des Autoroutes
	Paris-Rhin-Rhone	89,598	10,706
^	PagesJaunes SA	494,942	9,842
	Societe Television Francaise 1	467,659	9,827
	Wendel Investissement	64,615	8,877
	Zodiac SA	153,278	8,169
^	JCDecaux SA	261,806	7,467
	Gecina SA	50,148	7,058
^	Neuf Cegetel	124,766	6,979
*^	Eiffage SA	73,894	6,760
	Eurazeo	47,875	6,165
	M6 Metropole Television	258,032	5,934
	Legrand SA	188,461	5,633
	Societe BIC SA	109,359	5,598
	Thomson SA	599,188	3,789
			5,183,098

European Stock Index Fund

			Market
			Value•
		Shares	($000)
Germany (12.9%)
	E.On AG	2,442,470	495,444
	Siemens AG	3,406,020	398,525
	Allianz AG	1,765,379	358,713
	BASF AG	1,923,563	273,469
	Daimler AG (Registered)	3,357,768	261,089
^	Bayer AG	2,847,685	241,128
	Deutsche Bank AG	1,969,428	234,839
^	RWE AG	1,744,767	200,646
	Deutsche Telekom AG	11,117,257	198,877
^	Volkswagen AG	620,174	182,608
	SAP AG	3,420,667	171,193
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	811,781	156,397
	Deutsche Boerse AG	784,351	114,066
	Deutsche Post AG	3,068,689	95,264
	ThyssenKrupp AG	1,412,391	88,096
	Commerzbank AG	2,448,393	87,766
^	Continental AG	602,180	70,421
	Linde AG	472,015	68,803
	Volkswagen AG Pfd.	412,718	67,843
	Porsche AG	343,154	62,783
^	Man AG	442,294	61,381
	K+S AG	145,055	59,883
	Adidas AG	798,568	50,666
	Metro AG	632,997	49,969
	Fresenius Medical Care AG	740,891	39,102
	Merck KGaA	253,281	35,867
	Bayerische Motoren Werke AG	647,972	35,325
	Salzgitter AG	160,585	32,657
	Henkel AG & Co. KGaA Pfd.	694,841	29,458
*	Beiersdorf AG	344,743	29,211
^	Hypo Real Estate Holding AG	784,976	28,970
	Deutsche Postbank AG	321,830	27,977
*	Infineon Technologies AG	2,925,974	27,141
	Daimler AG	327,337	25,342
*^	TUI AG	832,227	23,746
^	Deutsche Lufthansa AG	900,654	23,597
*	Q-Cells AG	188,968	21,727
	Solarworld AG	326,678	17,351
	Hochtief AG	164,448	16,805
	Henkel AG & Co. KGaA	409,030	16,452
	RWE AG Pfd.	154,002	14,306
*	Celesio AG	333,234	14,257
	Fresenius AG Pfd.	153,655	12,690
	Bilfinger Berger AG	145,182	12,311
	Rheinmetall AG	141,006	10,618
	IVG Immobilien AG	370,195	9,320
	Puma AG	25,202	8,930
	HeidelbergCement AG	47,315	7,924
	Wacker Chemie AG	31,122	7,616
	Heidelberger
	Druckmaschinen AG	221,923	5,260

			Market
			Value•
		Shares	($000)
*^	Arcandor AG	267,362	5,000
	ProSieben Sat.1 Media AG	325,271	4,996
	Wincor Nixdorf AG	63,062	4,786
	Fraport AG	64,497	4,653
*	Premier AG	191,427	3,984
	Douglas Holding AG	63,371	3,355
*	Bayerische Motoren Werke (BMW)	73,580	3,181
	Suedzucker AG	135,827	3,091
	Altana AG	142,642	2,961
^	MLP AG	121,946	2,021
			4,621,857
Greece (1.1%)
	National Bank of
	Greece SA	1,320,784	72,649
	Alpha Credit Bank SA	1,562,040	53,347
	Bank of Piraeus	1,250,358	42,461
	EFG Eurobank Ergasias	1,223,756	37,840
	Greek Organization of
	Football Prognostics	869,068	33,808
	Coca-Cola Hellenic
	Bottling Co. SA	640,135	28,607
	Hellenic Telecommunications Organization SA	811,067	24,043
	GEA Group AG	624,042	22,870
	Public Power Corp.	410,584	17,281
	National Bank of
	Greece SA ADR	1,285,720	13,963
	Titan Cement Co. SA	240,490	10,731
	Hellenic
	Telecommunications
	Organization SA ADR	493,613	7,360
	Hellenic Petroleum SA	410,775	6,207
	Viohalco, Hellenic
	Copper & Aluminum
	Industry SA	342,840	4,203
	Hellenic Technodomiki
	Tev SA	236,602	2,935
	Hellenic Exchanges SA	114,050	2,487
	Motor Oil (Hellas) Corinth
	Refineries SA	83,273	1,918
	Folli-Follie SA	31,457	962
			383,672
Ireland (1.0%)
	CRH PLC	2,142,668	81,934
	Allied Irish Banks PLC	3,456,899	72,673
	Bank of Ireland	3,891,932	53,614
*	Elan Corp. PLC	1,842,875	48,959
	Anglo Irish Bank
	Corp. PLC	1,481,734	20,636
	Irish Life &
	Permanent PLC	1,073,077	17,023
	Kerry Group PLC A Shares	514,757	15,926
	IAWS Group PLC	251,430	6,336
	Smurfit Kappa Group PLC	477,189	5,945
	Kingspan Group PLC	506,321	5,838

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Ryanair Holdings PLC ADR 137,428		3,726
	DCC PLC	153,847	3,528
*	Ryanair Holdings PLC	753,689	3,465
	Paddy Power PLC	93,600	3,270
	Greencore Group PLC	296,057	1,745
			344,618
Italy (5.6%)
	Eni SpA	10,210,229	392,977
	Unicredit SpA	36,687,491	276,500
	Intesa Sanpaolo SpA	30,205,633	224,545
	Enel SpA	16,976,924	184,202
	Assicurazioni Generali SpA	4,138,675	182,950
	Telecom Italia SpA	41,980,841	87,797
	Unione Di Banche Italiane ScpA	2,381,897	62,684
	Fiat SpA	2,785,037	61,910
*	Banco Popolare SpA	2,509,187	49,501
	Finmeccanica SpA	1,170,053	40,584
	Mediobanca Banca di Credito Finanziaria SpA	1,932,840	40,150
	Telecom Italia SpA RNC	23,556,023	38,347
	Atlantia SpA	1,012,415	33,117
	Mediaset SpA	3,013,178	27,383
	Intesa Sanpaolo SpA
	Non Convertible Risp.	3,650,173	25,723
	Saipem SpA	518,002	22,655
	Snam Rete Gas SpA	3,438,215	21,730
	Alleanza Assicurazioni SpA 1,650,315		21,545
	Parmalat SpA	6,178,049	21,031
	Terna SpA	4,720,864	20,823
	Banca Popolare di
	Milano SpA	1,625,385	19,936
^	Luxottica Group SpA	546,986	15,361
^	Banca Monte dei
	Paschi di Siena SpA	4,378,376	14,863
	Prysmian SpA	525,973	12,400
	Fondiari-Sai SpA	268,922	10,773
	Unipol Gruppo
	Finanziario SpA Pfd.	3,568,208	10,365
	Pirelli & C. Accomandita
	per Azioni SpA	11,123,427	9,057
	A2A SpA	2,391,940	8,791
^	Lottomatica SpA	269,223	8,266
	Bulgari SpA	594,167	6,891
	Autogrill SpA	405,604	6,156
	Italcementi SpA	281,714	6,073
^	Mediolanum SpA	1,012,509	6,069
	IFIL Investments SpA	724,616	6,021
*	IFI-Istituto Finanziario
	Industriale SpA	228,812	5,999
^	Banca Carige SpA	1,192,986	4,692
	Unipol Gruppo
	Finanziario SpA	1,130,434	3,684
	Italcementi SpA Risp.	202,267	3,216
^	Seat Pagine Gialle SpA	15,674,534	3,027

			Market
			Value•
		Shares	($000)
*	Banca Monte Dei Paschi Rights Exp. 5/19/08	4,305,404	3,012
^	Mondadori (Arnoldo)
	Editore SpA	222,942	1,938
	Pirelli & C. RNC	9,272	9
			2,002,753
Luxembourg (1.0%)
	ArcelorMittal	3,693,264	324,004
	Acergy SA	760,661	18,664
	SES Global Fiduciary
	Depositary Receipts	597,444	14,649
*	Millicom International
	Cellular SA	129,827	13,732
			371,049
Netherlands (4.1%)
	ING Groep NV	7,421,144	281,117
	Unilever NV	6,724,746	224,491
	Koninklijke (Royal) Philips Electronics NV	4,481,889	168,466
	Koninklijke KPN NV	7,229,690	131,990
	Aegon NV	5,772,997	92,008
	Akzo Nobel NV	1,066,090	90,006
	Koninklijke Ahold NV	4,951,085	73,130
	TNT NV	1,532,927	59,220
	Heineken NV	957,746	55,505
	Reed Elsevier NV	2,441,094	45,782
	ASML Holding NV	1,574,643	44,621
^	European Aeronautic
	Defence and Space Co.	1,270,131	31,683
	Wolters Kluwer NV	1,156,998	30,880
	Koninklijke DSM NV	533,842	28,653
	SBM Offshore NV	562,233	21,430
	Fugro NV	228,395	20,299
	Vedior NV	680,772	18,796
	Corio NV	159,631	14,837
	Heineken Holding NV	216,913	11,089
^	Randstad Holding NV	207,896	8,790
*^	TomTom NV	234,824	8,113
*	Qiagen NV	361,540	8,093
	Wereldhave NV	41,726	5,277
^	Corporate Express	299,161	3,424
	Oce NV	163,677	2,456
	ASML Holding NV
	(New York Shares)	34,293	973
	Aegon NV (New York) ARS	3,320	53
			1,481,182
Norway (1.6%)
	StatoilHydro ASA	5,021,229	180,644
	Telenor ASA	3,289,343	65,924
	Yara International ASA	742,017	53,796
	Orkla ASA	3,237,294	42,681
	DnB NOR ASA	2,862,866	42,500
	Norsk Hydro ASA	2,775,292	40,806
	SeaDrill Ltd.	1,014,977	30,572
*	Renewable Energy Corp. AS	676,000	22,874

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Petroleum Geo-Services ASA	670,447	18,041
	Aker Solutions ASA	647,520	16,352
	Storebrand ASA	1,587,274	14,942
	Prosafe ASA	718,450	12,376
	Frontline Ltd.	104,234	5,726
	Tandberg ASA	217,050	3,669
*	TGS Nopec
	Geophysical Co. ASA	202,907	3,253
*^	Ocean Rig ASA	345,796	3,002
*^	Det Norske Oljeselskap
	(DNO) ASA	1,566,005	2,945
	Schibsted ASA	89,402	2,680
	Tomra Systems ASA	275,533	1,973
	Stolt-Nielsen SA	65,605	1,458
			566,214
Portugal (0.5%)
	Electricidade de
	Portugal SA	7,157,806	45,162
	Portugal Telecom SGPS SA	3,104,360	36,829
	Banco Comercial
	Portugues SA	9,226,310	25,876
	Banco Espirito Santo SA	876,822	16,651
	Brisa-Auto Estradas
	de Portugal SA	1,167,335	16,580
	Zon Multimedia
	Servicos de
	Telecomunicacoes
	e Multimedia SGPS SA	922,590	12,316
	Cimpor-Cimento
	de Portugal SA	796,398	7,056
	Sonae SGPS SA	3,160,858	5,618
	Banco BPI SA	907,043	5,145
	Jeronimo Martins,
	SGPS, SA	360,522	2,846
*	Sonae Industria–SGPS SA	117,045	815
			174,894
Spain (6.3%)
	Banco Santander
	Central Hispano SA	24,527,833	530,441
	Telefonica SA	16,586,521	476,613
	Banco Bilbao Vizcaya
	Argentaria SA	14,698,625	337,115
	Iberdrola SA	13,708,971	199,761
	Repsol YPF SA	3,112,155	125,734
^	Banco Popular Espanol SA	3,339,823	57,372
	ACS, Actividades de
	Contruccion y
	Servisios, SA	829,306	48,758
	Industria de Diseno
	Textil SA	856,469	46,375
^	Abertis Infraestructuras SA	1,002,938	33,221
	Gamesa Corporacion
	Tecnologica, SA	665,117	32,116
	Acciona SA	112,269	31,878

		Market
		Value•
	Shares	($000)
Union Fenosa SA	416,935	27,844
Red Electrica de Espana SA	425,291	27,498
Gas Natural SDG SA	438,795	25,517
* Iberdrola Renovables	3,303,840	23,988
^Grupo Ferrovial, SA	247,029	19,934
Enagas SA	655,110	19,792
^Banco de Sabadell SA	1,919,395	19,096
* Criteria Caixacorp SA	2,640,456	17,771
^Acerinox SA	609,005	16,418
^Cintra Concesiones de
Infraestructuras
de Transport SA	852,707	13,162
^Fomento de Construc y Contra SA	179,083	12,812
^Zardoya Otis SA	449,061	12,556
Indra Sistemas, SA	452,809	12,302
^Sacyr Vallehermoso SA	333,297	11,742
Corporacion Mapfre SA	2,222,770	11,275
^Bankinter SA	546,229	8,354
*^Sogecable SA	189,590	8,235
^Gestevision Telecinco SA	388,054	8,111
Telefonica SA ADR	87,308	7,542
Iberia (Linea
Aerea Espana)	1,866,056	7,328
^Promotora
de Informaciones SA	306,893	5,369
^Antena 3 Television	323,320	3,943
^Zeltia SA	308,946	2,533
		2,242,506
Sweden (3.3%)
Telefonaktiebolaget LM
Ericsson AB Class B	57,766,622	145,918
Nordea Bank AB	8,096,939	133,162
Hennes & Mauritz AB
B Shares	1,849,922	108,991
TeliaSonera AB	8,774,492	77,963
^Volvo AB B Shares	4,243,560	64,150
^Sandvik AB	3,700,187	56,419
^Svenska Handelsbanken
AB A Shares	1,922,595	52,913
Skandinaviska Enskilda
Banken AB A Shares	1,814,172	43,615
Atlas Copco AB A Shares	2,628,852	41,963
Svenska Cellulosa AB
B Shares	2,196,593	36,772
^SKF AB B Shares	1,592,646	29,009
^Scania AB B Shares	1,405,458	28,716
Volvo AB A Shares	1,855,325	27,677
Tele2 AB B Shares	1,189,104	26,289
^Alfa Laval AB	372,376	24,280
^Skanska AB B Shares	1,472,193	24,204
SSAB Svenskt Stal
AB Series A	706,036	23,306
^Swedish Match AB	1,044,406	22,757
^Atlas Copco AB B Shares	1,533,190	22,563
Investor AB B Shares	892,100	21,061

European Stock Index Fund

		Market
		Value•
	Shares	($000)
^Assa Abloy AB	1,219,276	18,876
^Getinge AB B Shares	704,293	17,875
^Swedbank AB A Shares	707,280	17,791
^Securitas AB B Shares	1,227,390	15,724
^Electrolux AB Series B	1,002,765	15,210
Modern Times Group AB B Shares	204,503	14,934
*^Lundin Petroleum AB	920,254	12,788
^Husqvarna AB B Shares	1,079,989	11,042
Boliden AB	949,445	10,274
SSAB Svenskt Stal
AB Series B	329,537	9,805
Holmen AB	211,138	6,724
Oriflame Cosmetics SA	80,858	6,160
Castellum AB	316,104	3,530
^Trelleborg AB B Shares	168,044	3,188
Elekta AB B Shares	177,955	3,076
Kungsleden AB	277,814	2,762
Fabege AB	278,300	2,592
Eniro AB	339,113	2,200
Nobia AB	312,762	2,037
Axfood AB	61,964	1,988
Securitas Systems AB
B Shares	691,965	1,744
^D. Carnegie & Co. AB	118,740	1,519
Wihlborgs Fastigheter AB	66,454	1,453
^Billerud Aktiebolag	103,502	1,123
Hoganas AB B Shares	48,874	1,096
		1,197,239
Switzerland (9.9%)
Nestle SA (Registered)	1,541,535	735,741
Novartis AG (Registered)	9,097,008	458,537
Roche Holdings AG	2,755,280	455,933
* UBS AG	8,065,707	266,912
ABB Ltd.	8,605,859	262,611
Credit Suisse Group
(Registered)	4,101,825	228,418
Zurich Financial
Services AG	570,604	172,933
Cie. Financiere
Richemont AG	2,047,157	123,068
Syngenta AG	408,033	121,269
Swiss Re (Registered)	1,378,442	113,977
Holcim Ltd. (Registered)	821,935	80,198
Swiss Life Holding	137,021	40,726
Swatch Group AG (Bearer)	124,097	33,136
Synthes, Inc.	233,029	31,884
Swisscom AG	89,316	31,687
Adecco SA (Registered)	517,442	30,800
Julius Baer Holding, Ltd.	415,365	30,452
Givaudan SA	25,645	25,895
SGS Societe Generale
de Surveillance Holding
SA (Registered)	18,390	25,779
Lonza AG (Registered)	178,269	24,148
* Geberit AG	155,921	23,947

			Market
			Value•
		Shares	($000)
	Kuehne & Nagel
	International AG	210,810	22,606
*	Logitech International SA	676,473	20,441
*	Actelion Ltd.	381,602	19,158
	Nobel Biocare Holding AG	471,767	16,976
	Schindler Holding AG
	(Bearer Participation
	Certificates)	198,322	16,006
	Sonova Holding AG	185,522	15,571
	Sulzer AG (Registered)	113,420	14,800
*	UBS AG
	Rights Exp. 5/9/08	8,041,106	13,581
	Swatch Group
	AG (Registered)	200,678	10,244
*	Lindt & Spruengli AG	3,253	10,000
	CIBA Specialty Chemicals
	AG (Registered)	276,443	9,177
*	OC Oerlikon Corp AG	24,933	8,564
^	Straumann Holding AG	30,681	8,177
	Pargesa Holding SA	53,340	6,100
	PSP Swiss Property AG	89,086	5,516
	EFG International	173,245	5,512
	Rieter Holding AG	8,501	3,157
	Kuoni Reisen Holding
	AG (Registered)	5,365	3,108
*	UBS AG (New York Shares)	70,740	2,376
^	Kudelski SA	68,028	1,067
*	UBS AG	70,740	119
			3,530,307
United Kingdom (31.2%)
	BP PLC	70,872,164	858,809
	HSBC Holdings PLC	46,388,718	805,488
	Vodafone Group PLC	197,975,355	626,526
	GlaxoSmithKline PLC	21,641,221	478,729
	Rio Tinto PLC	3,910,777	455,893
	Royal Dutch Shell PLC
	Class B	10,821,540	431,198
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	8,492,604	340,389
	Anglo American PLC	5,185,067	335,169
	BG Group PLC	13,203,736	322,240
	BHP Billiton PLC	8,849,785	315,800
	Royal Bank of
	Scotland Group PLC	39,241,946	265,604
	Tesco PLC	30,748,927	260,430
	AstraZeneca Group PLC	5,720,142	239,969
	Barclays PLC	25,970,136	234,819
	Royal Dutch Shell PLC
	Class A	5,590,160	224,684
	British American
	Tobacco PLC	5,934,630	222,621
	Diageo PLC	10,184,989	207,729
	Xstrata PLC	2,476,917	192,837
	Lloyds TSB Group PLC	22,147,830	188,878
	Unilever PLC	5,092,795	170,924

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	National Grid Transco PLC	10,023,762	139,655
	BT Group PLC	31,458,353	138,479
	Reckitt Benckiser
	Group PLC	2,372,692	137,874
	HBOS PLC	14,596,314	134,759
	Prudential PLC	9,686,767	131,576
	Aviva PLC	10,268,418	127,563
	Imperial Tobacco
	Group PLC	2,656,927	127,238
	BAE Systems PLC	13,773,867	126,976
	Standard Chartered PLC	2,759,999	97,519
	Cadbury Schweppes PLC	8,268,391	94,973
	Scottish & Southern
	Energy PLC	3,387,657	93,354
	Centrica PLC	14,428,899	83,893
	SABMiller PLC	3,541,232	81,674
	Man Group PLC	6,724,969	76,953
	Legal & General
	Group PLC	24,759,194	62,083
	Rolls-Royce Group PLC	7,112,825	61,641
	British Energy Group PLC	4,032,924	60,193
	Land Securities
	Group PLC	1,817,403	55,266
	Reed Elsevier PLC	4,281,387	54,180
	Old Mutual PLC	20,206,752	51,011
	International Power PLC	5,871,596	50,937
	Compass Group PLC	7,402,269	49,900
	Marks & Spencer
	Group PLC	6,570,502	49,299
	WPP Group PLC	4,037,376	49,208
	United Utilities PLC	3,439,137	48,789
	British Sky Broadcasting
	Group PLC	4,452,180	47,985
	J. Sainsbury PLC	6,115,343	46,434
	Smith & Nephew PLC	3,515,600	45,451
	Standard Life PLC	8,489,631	41,934
	Tullow Oil PLC	2,806,084	41,909
	BP PLC ADR	575,360	41,880
	Pearson PLC	3,152,086	40,978
	Resolution PLC	2,600,840	37,233
	Royal & Sun Alliance
	Insurance Group PLC	12,627,819	33,544
	Johnson Matthey PLC	841,752	33,322
	British Land Co., PLC	2,000,160	33,195
	Vodafone Group PLC ADR	1,030,225	32,617
	Capita Group PLC	2,358,417	30,914
*	Eurasian Natural
	Resources Corp.	1,265,089	30,185
	Experian Group Ltd.	3,989,821	29,970
	Smiths Group PLC	1,516,292	29,047
	Cable and Wireless PLC	9,729,298	28,708
	Morrison
	Supermarkets PLC	4,745,960	26,860
	Severn Trent PLC	922,156	26,630
	Wolseley PLC	2,590,473	25,905
	3i Group PLC	1,519,505	25,839

			Market
			Value•
		Shares	($000)
	Carnival PLC	642,553	25,125
*	Thomson Reuters PLC	793,529	24,608
	Kingfisher PLC	9,212,114	24,073
	ICAP PLC	2,026,578	23,396
	Hammerson PLC	1,132,021	22,538
	Rexam PLC	2,504,511	22,172
	Amec PLC	1,303,131	20,456
	Group 4 Securicor PLC	4,499,822	20,305
	Shire PLC	1,092,309	20,066
	The Sage Group PLC	5,094,201	19,876
	Cobham PLC	4,443,682	19,353
	Tate & Lyle PLC	1,847,003	19,329
	^Liberty International PLC	998,779	19,328
	FirstGroup PLC	1,697,970	19,035
	Lonmin PLC	305,847	18,717
	Bunzl PLC	1,277,472	18,670
	InterContinental Hotels
	Group PLC	1,153,740	18,492
*	Invensys PLC	3,131,066	18,467
	Next PLC	799,525	18,079
	Home Retail Group	3,431,167	17,879
	Whitbread PLC	716,025	17,184
	Friends Provident PLC	7,169,474	16,833
	Serco Group PLC	1,896,004	16,513
	Burberry Group PLC	1,702,580	16,249
	Ladbrokes PLC	2,420,557	15,636
	GKN PLC	2,765,150	15,526
	Segro PLC	1,703,847	15,515
	ITV PLC	11,737,110	15,267
	Meggitt PLC	2,600,456	15,255
	Enterprise Inns PLC	1,993,066	15,096
	Balfour Beatty PLC	1,696,672	14,727
	Inchcape PLC	1,738,941	14,703
	Rentokil Initial PLC	7,099,365	13,494
	LogicaCMG PLC	5,712,614	12,913
	London Stock
	Exchange PLC	606,507	12,891
	Kazakhmys PLC	411,683	12,834
	Persimmon PLC	1,118,713	12,788
	Vedanta Resources PLC	286,161	12,617
	Tomkins PLC	3,499,114	12,592
	Hays PLC	5,594,950	12,446
	Antofagasta PLC	784,165	12,378
	Associated British
	Foods PLC	695,546	12,133
	IMI PLC	1,285,658	11,487
	Mondi PLC	1,433,488	11,361
	United Business
	Media PLC	972,124	11,057
	Investec PLC	1,553,225	10,970
	Punch Taverns PLC	1,056,049	10,818
	Taylor Wimpey PLC	4,239,884	10,772
	Stagecoach Group PLC	2,097,591	10,622
	William Hill PLC	1,359,935	10,357
*	British Airways PLC	2,296,233	10,250
	TUI Travel PLC	2,182,850	10,213

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	ARM Holdings PLC	5,040,253	10,006
	Yell Group PLC	3,041,972	9,968
	Thomas Cook Group PLC	1,906,369	9,751
	Daily Mail and
	General Trust PLC	1,171,441	9,663
	Mitchells & Butlers PLC	1,600,262	9,506
	National Express
	Group PLC	517,678	9,463
	Schroders PLC	443,353	9,216
	Signet Group PLC	6,697,736	9,065
	DSG International PLC	6,977,213	9,001
	Travis Perkins PLC	464,256	8,889
^	Carphone Warehouse PLC	1,611,485	8,646
	Kesa Electricals PLC	2,086,651	8,533
^	Alliance & Leicester PLC	748,857	7,647
	Barratt Developments PLC	1,148,385	6,264
	The Berkeley Group
	Holdings PLC	334,752	6,210
	Intertek Testing
	Services PLC	313,987	6,031
	Aggreko PLC	512,261	5,969
	Cookson Group PLC	425,439	5,965
	Charter PLC	333,441	5,916
	Arriva PLC	397,452	5,539
	De La Rue PLC Group	299,487	5,065
	WPP Group PLC ADR	78,406	4,801
	Close Brothers Group PLC	276,369	3,803
	Cattles PLC	746,467	3,528
	SSL International PLC	383,356	3,487
	Great Portland
	Estates PLC	369,742	3,347
	Brixton PLC	554,093	3,264
	Electrocomponents PLC	882,212	3,248
	Misys PLC	1,047,659	3,240
	The Davis Service
	Group PLC	342,793	3,223
	Tullett Prebon PLC	370,652	3,191
	Trinity Mirror PLC	587,995	3,152
	Premier Farnell PLC	780,266	2,742
	BBA Aviation PLC	842,503	2,616
	Bovis Homes Group PLC	247,837	2,275
*^	CSR PLC	284,023	2,220
	FKI PLC	1,282,084	2,207
*	Galiform PLC	1,261,245	1,703
	Rank Group PLC	843,951	1,484
*	PartyGaming PLC	2,738,220	1,314
			11,148,888
Total Common Stocks
(Cost $26,538,456)			35,602,916
Temporary Cash Investments (6.2%)[1]
Money Market Fund (6.2%)
2	Vanguard Market Liquidity
	Fund, 2.304%—
	Note E	2,207,833,996	2,207,834

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligation (0.0%)
3 Federal Home Loan
Mortgage Corp.
4 2.086%, 8/29/08	7,000	6,952
Total Temporary Cash Investments
(Cost $2,214,786)		2,214,786
Total Investments (105.7%)
(Cost $28,753,242)		37,817,702
Other Assets and Liabilities (–5.7%)
Other Assets—Note B		706,942
Security Lending Collateral
Payable to Brokers—Note E		(2,207,834)
Other Liabilities		(549,376)
		(2,050,268)
Net Assets (100%)		35,767,434

At April 30, 2008, net assets consisted of:[5]

Amount
($000)
Paid-in Capital	26,290,073
Undistributed Net Investment Income	425,558
Accumulated Net Realized Losses	(17,198)
Unrealized Appreciation
Investment Securities	9,064,460
Futures Contracts	4,110
Foreign Currencies and Forward
Currency Contracts	431
Net Assets	35,767,434

Investor Shares—Net Assets
Applicable to 662,545,017 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,167,945
Net Asset Value Per Share—
Investor Shares	$37.99

Admiral Shares—Net Assets
Applicable to 30,172,360 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,693,211
Net Asset Value Per Share—
Admiral Shares	$89.26

European Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 13,517,709 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	466,966
Net Asset Value Per Share—
Signal Shares	$34.54

Institutional Shares—Net Assets
Applicable to 119,131,939 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,531,855
Net Asset Value Per Share—
Institutional Shares	$38.04

ETF Shares—Net Assets
Applicable to 40,720,609 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,907,457
Net Asset Value Per Share—
ETF Shares	$71.40

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.8%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $6,952,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	576,475
Interest[2]	1,643
Security Lending	4,936
Total Income	583,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	367
Management and Administrative—Investor Shares	18,982
Management and Administrative—Admiral Shares	922
Management and Administrative—Signal Shares	172
Management and Administrative—Institutional Shares	850
Management and Administrative—ETF Shares	794
Marketing and Distribution—Investor Shares	2,763
Marketing and Distribution—Admiral Shares	246
Marketing and Distribution—Signal Shares	30
Marketing and Distribution—Institutional Shares	625
Marketing and Distribution—ETF Shares	401
Custodian Fees	3,497
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	69
Trustees’ Fees and Expenses	17
Total Expenses	29,818
Net Investment Income	553,236
Realized Net Gain (Loss)
Investment Securities Sold	131,873
Futures Contracts	(15,959)
Foreign Currencies and Forward Currency Contracts	7,587
Realized Net Gain (Loss)	123,501
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,382,777)
Futures Contracts	(453)
Foreign Currencies and Forward Currency Contracts	(5,034)
Change in Unrealized Appreciation (Depreciation)	(4,388,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,711,527)

1 Dividends are net of foreign withholding taxes of $55,964,000.

2 Interest income from an affiliated company of the fund was $1,458,000.

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	553,236	1,038,999
Realized Net Gain (Loss)	123,501	97,343
Change in Unrealized Appreciation (Depreciation)	(4,388,264)	6,493,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,711,527)	7,630,106
Distributions
Net Investment Income
Investor Shares	(743,072)	(460,764)
Admiral Shares	(87,518)	(62,628)
Signal Shares	(14,971)	(341)
Institutional Shares	(139,970)	(90,854)
ETF Shares	(97,010)	(39,981)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,082,541)	(654,568)
Capital Share Transactions—Note F
Investor Shares	2,280,680	4,446,099
Admiral Shares	120,352	162,740
Signal Shares	29,550	467,826
Institutional Shares	(104,432)	1,192,242
ETF Shares	178,943	1,456,669
Net Increase (Decrease) from Capital Share Transactions	2,505,093	7,725,576
Total Increase (Decrease)	(2,288,975)	14,701,114
Net Assets
Beginning of Period	38,056,409	23,355,295
End of Period[1]	35,767,434	38,056,409

1 Net Assets—End of Period includes undistributed net investment income of $425,558,000 and $954,677,000.

European Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$43.43	$34.67	$27.00	$23.77	$19.93	$16.44
Investment Operations
Net Investment Income	.603[1]	1.298[1]	.92	.67	.54	.44
Net Realized and Unrealized Gain (Loss)
on Investments	(4.828)	8.386	7.45	3.14	3.76	3.45
Total from Investment Operations	(4.225)	9.684	8.37	3.81	4.30	3.89
Distributions
Dividends from Net Investment Income	(1.215)	(.924)	(.70)	(.58)	(.46)	(.40)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.215)	(.924)	(.70)	(.58)	(.46)	(.40)
Net Asset Value, End of Period	$37.99	$43.43	$34.67	$27.00	$23.77	$19.93

Total Return[2]	–9.82%	28.49%	31.63%	16.21%	21.89%	24.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,168	$26,188	$16,850	$10,759	$7,904	$5,339
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.27%	0.27%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	3.19%*	3.35%	3.35%	2.84%	2.67%	2.76%
Portfolio Turnover Rate[3]	12%*	9%	6%	5%	5%	6%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$102.09	$81.50	$63.44	$55.84	$46.82	$38.61
Investment Operations
Net Investment Income	1.440[1]	3.140[1]	2.23	1.611	1.308	1.070
Net Realized and Unrealized Gain (Loss)
on Investments	(11.331)	19.692	17.51	7.396	8.830	8.115
Total from Investment Operations	(9.891)	22.832	19.74	9.007	10.138	9.185
Distributions
Dividends from Net Investment Income	(2.939)	(2.242)	(1.68)	(1.407)	(1.118)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.939)	(2.242)	(1.68)	(1.407)	(1.118)	(.975)
Net Asset Value, End of Period	$89.26	$102.09	$81.50	$63.44	$55.84	$46.82

Total Return[2]	–9.79%	28.59%	31.77%	16.32%	21.98%	24.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,693	$2,955	$2,175	$1,360	$628	$447
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.12%	0.17%	0.18%	0.18%	0.23%
Ratio of Net Investment Income to
Average Net Assets	3.28%*	3.45%	3.45%	2.93%	2.76%	2.84%
Portfolio Turnover Rate[3]	12%*	9%	6%	5%	5%	6%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

Signal Shares
	Six Months	Year	Oct. 6,
	Ended	Ended	2006[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.560[2]	1.151[2]	.01[2]
Net Realized and Unrealized Gain (Loss) on Investments	(4.391)	7.681	1.09
Total from Investment Operations	(3.831)	8.832	1.10
Distributions
Dividends from Net Investment Income	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.129)	(.842)	—
Net Asset Value, End of Period	$34.54	$39.50	$31.51

Total Return[3]	–9.80%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$467	$502	$12
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%	0.17%*
Ratio of Net Investment Income to Average Net Assets	3.28%*	3.45%	3.45%*
Portfolio Turnover Rate[4]	12%*	9%	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$43.51	$34.74	$27.05	$23.80	$19.96	$16.46
Investment Operations
Net Investment Income	.620[1]	1.35[1]	.978	.721	.57	.471
Net Realized and Unrealized Gain (Loss)
on Investments	(4.829)	8.39	7.450	3.140	3.76	3.454
Total from Investment Operations	(4.209)	9.74	8.428	3.861	4.33	3.925
Distributions
Dividends from Net Investment Income	(1.261)	(.97)	(.738)	(.611)	(.49)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.261)	(.97)	(.738)	(.611)	(.49)	(.425)
Net Asset Value, End of Period	$38.04	$43.51	$34.74	$27.05	$23.80	$19.96

Total Return[2]	–9.77%	28.63%	31.83%	16.42%	22.03%	24.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,532	$5,263	$3,113	$1,827	$988	$649
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.12%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.30%*	3.48%	3.50%	2.99%	2.77%	2.96%
Portfolio Turnover Rate[3]	12%*	9%	6%	5%	5%	6%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

ETF Shares
	Six Months			March 4,
	Ended		Year Ended	2005[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	1.152[2]	2.576[2]	1.80	1.04
Net Realized and Unrealized Gain (Loss) on Investments	(9.056)	15.683	13.99	(1.20)
Total from Investment Operations	(7.904)	18.259	15.79	(.16)
Distributions
Dividends from Net Investment Income	(2.356)	(1.809)	(1.38)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.356)	(1.809)	(1.38)	—
Net Asset Value, End of Period	$71.40	$81.66	$65.21	$50.80

Total Return	–9.79%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,907	$3,148	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	3.28%*	3.45%	3.44%	2.93%*
Portfolio Turnover Rate[3]	12%*	9%	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

European Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $2,924,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

European Stock Index Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2008, the fund realized net foreign currency losses of $105,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $291,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $18,975,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $13,739,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

During the six months ended April 30, 2008, the fund realized $110,725,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At April 30, 2008, the cost of investment securities for tax purposes was $28,772,217,000. Net unrealized appreciation of investment securities for tax purposes was $9,045,485,000, consisting of unrealized gains of $9,837,558,000 on securities that had risen in value since their purchase and $792,073,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	3,655	122,721	4,110

At April 30, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/25/2008	EUR	76,184	USD	118,309	(875)
EUR—Euro.
USD—U.S. dollar.

European Stock Index Fund

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $1,306,000 resulting from the translation of other assets and liabilities at April 30, 2008.

D. During the six months ended April 30, 2008, the fund purchased $4,205,337,000 of investment securities and sold $2,215,204,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2008, was $2,108,600,000, for which the fund received cash collateral of $2,207,834,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,741,777	72,324	5,660,208	147,210
Issued in Lieu of Cash Distributions	735,566	18,702	454,609	12,663
Redeemed[1]	(1,196,663)	(31,484)	(1,668,718)	(42,810)
Net Increase (Decrease)—Investor Shares	2,280,680	59,542	4,446,099	117,063
Admiral Shares
Issued	264,093	2,875	919,141	10,184
Issued in Lieu of Cash Distributions	73,521	796	51,856	615
Redeemed[1]	(217,262)	(2,440)	(808,257)	(8,547)
Net Increase (Decrease)—Admiral Shares	120,352	1,231	162,740	2,252
Signal Shares
Issued	92,231	2,610	477,278	12,591
Issued in Lieu of Cash Distributions	11,877	332	341	10
Redeemed[1]	(74,558)	(2,145)	(9,793)	(265)
Net Increase (Decrease)—Signal Shares	29,550	797	467,826	12,336
Institutional Shares
Issued	691,083	18,276	2,139,740	55,266
Issued in Lieu of Cash Distributions	129,816	3,297	80,880	2,251
Redeemed[1]	(925,331)	(23,397)	(1,028,378)	(26,180)
Net Increase (Decrease)—Institutional Shares	(104,432)	(1,824)	1,192,242	31,337
ETF Shares
Issued	334,424	4,464	1,456,669	20,084
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(155,481)	(2,300)	—	—
Net Increase (Decrease)—ETF Shares	178,943	2,164	1,456,669	20,084

1 Net of redemption fees of $1,020,000 and $1,200,000 (fund totals).

Pacific Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	586	583	2,230
Turnover Rate	5%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.11%[3]
Signal Shares	0.11%[3]
Institutional Shares	0.09%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	–0.5%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.4%	14.4%	8.8%
Consumer Staples	5.6	5.5	7.9
Energy	2.2	2.2	12.2
Financials	28.2	28.5	23.6
Health Care	4.2	4.2	6.6
Industrials	16.1	16.1	11.1
Information Technology	9.9	9.8	9.1
Materials	12.5	12.5	10.2
Telecommunication Services	3.1	3.0	5.8
Utilities	3.8	3.8	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.94	0.69
Beta	0.95	0.82

Ten Largest Holdings[6] (% of total net assets)

Toyota Motor Corp.	automobile manufacturers	3.4%
BHP Billiton Ltd.	diversified metals and mining	3.3
Mitsubishi UFJ Financial Group	diversified banks	2.3
Sumitomo Mitsui Financial Group, Inc.	diversified banks	1.4
Commonwealth Bank of Australia	diversified banks	1.4
Nintendo Co.	home entertainment software	1.3
Canon, Inc.	office electronics	1.3
Honda Motor Co., Ltd.	automobile manufacturers	1.2
Mizuho Financial Group, Inc.	diversified banks	1.2
Sony Corp.	consumer electronics	1.1
Top Ten		17.9%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	67.2%	67.0%
Australia	21.5	21.5
Hong Kong	7.2	7.3
Singapore	3.7	3.8
Other Pacific Countries	0.4	0.4

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

6 The holdings listed exclude any temporary cash investments and equity index products.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[2]	6/18/1990	–7.87%	18.15%	5.35%
Admiral Shares[2]	8/13/2001	–7.85	18.27	8.42[3]
Signal Shares[2]	6/4/2007	–10.86[3]	—	—
Institutional Shares[2]	5/15/2000	–7.83	18.33	2.33[3]
ETF Shares	3/4/2005
Market Price		–8.27	8.75[3]	—
Net Asset Value		–7.85	8.84[3]	—

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables on pages 45–49 for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (21.3%)
BHP Billiton Ltd.	13,613,671	548,791
Commonwealth
Bank of Australia	5,338,100	225,023
National Australia
Bank Ltd.	6,584,482	186,427
Westpac Banking
Corp., Ltd.	7,565,586	174,247
Australia & New Zealand
Bank Group Ltd.	7,578,878	156,463
Rio Tinto Ltd.	1,159,141	149,579
Woolworths Ltd.	4,924,880	132,979
Westfield Group	7,090,580	121,845
Woodside Petroleum Ltd.	1,954,583	102,939
Wesfarmers Ltd.	2,559,872	89,605
QBE Insurance Group Ltd.	3,593,331	86,078
CSL Ltd.	2,232,269	83,558
^Macquarie Group, Ltd.	1,102,970	65,672
AMP Ltd.	7,605,672	56,231
Telstra Corp. Ltd.	11,812,086	50,702
Newcrest Mining Ltd.	1,836,487	50,437
Suncorp-Metway Ltd.	3,776,942	48,578
Brambles Ltd.	5,776,029	48,206
Origin Energy Ltd.	3,550,289	46,619
Stockland	5,883,717	40,075
Foster’s Group Ltd.	7,817,488	37,320
*^Fortescue Metals
Group Ltd.	5,113,865	35,894
Santos Ltd.	2,376,854	35,701
Orica Ltd.	1,249,162	34,250
BlueScope Steel Ltd.	3,011,657	31,416
Incitec Pivot Ltd.	204,375	31,089
Insurance Australia
Group Ltd.	7,516,571	30,800
Transurban Group	4,394,385	28,321
St. George Bank Ltd.	1,126,582	28,185
GPT Group	8,517,773	26,760
Macquarie
Infrastructure Group	9,924,461	26,467

		Market
		Value•
	Shares	($000)
Macquarie
Goodman Group	5,915,329	25,122
^Leighton Holdings Ltd.	564,581	24,971
Alumina Ltd.	4,582,272	24,796
Australian Stock
Exchange Ltd.	693,195	23,488
Tabcorp Holdings Ltd.	2,129,436	22,853
Amcor Ltd.	3,554,789	22,601
WorleyParsons Ltd.	608,417	22,248
Wesfarmers, Ltd. Price
Protected Shares	588,201	20,757
AGL Energy Ltd.	1,763,736	20,746
Dexus Property
Group NPV	11,895,957	19,689
AXA Asia Pacific
Holdings Ltd.	3,465,165	19,383
Zinifex Ltd.	1,980,317	18,841
Crown Ltd.	1,820,229	18,840
Sonic Healthcare Ltd.	1,285,317	18,468
OneSteel Ltd.	3,029,953	18,314
^Oxiana Ltd.	5,637,453	17,501
Lend Lease Corp.	1,464,756	17,141
Coca-Cola Amatil Ltd.	2,144,243	16,967
Mirvac Group	4,213,723	16,650
Toll Holdings Ltd.	2,226,446	16,588
Telstra Corp. Installment
Receipt Exp. 5/29/08	5,866,371	16,326
^John Fairfax Holdings Ltd.	4,915,992	16,164
Computershare Ltd.	1,918,505	16,115
Boral Ltd.	2,357,836	13,832
^Babcock & Brown Ltd.	956,689	13,187
^CFS Gandel Retail Trust	5,915,699	12,461
Qantas Airways Ltd.	3,887,102	12,423
Bendigo Bank Ltd.	1,069,778	12,305
Cochlear Ltd.	226,663	12,133
Sims Group Ltd.	385,015	12,010
CSR Ltd.	3,913,413	11,648
Tatt’s Group, Ltd.	4,373,501	11,221
James Hardie
Industries NV	1,898,273	10,586

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Aristocrat Leisure Ltd.	1,417,864	10,018
Boart Longyear Group	5,493,781	9,816
Lion Nathan Ltd.	1,192,775	9,394
Goodman Fielder Ltd.	5,385,820	9,064
*^Paladin Resources Ltd.	2,199,629	8,824
Asciano Group	2,270,481	8,628
Macquarie Airports Group	2,798,995	8,291
Macquarie Office Trust	8,232,634	7,943
^Perpetual Trustees
Australia Ltd.	151,995	7,831
Sims Group Ltd. ADR	235,750	7,615
^Billabong International Ltd.	675,982	7,612
Harvey Norman
Holdings Ltd.	2,162,764	7,332
Caltex Australia Ltd.	550,543	6,257
Downer EDI Ltd.	578,390	3,978
Commonwealth Property
Office Fund	2,895,177	3,827
^ING Industrial Fund	1,889,656	3,713
^Macquarie
Communications
Infrastructure Group	826,890	3,494
Ansell Ltd.	269,744	2,919
^Challenger Financial
Services Group Ltd.	1,470,486	2,891
Iluka Resources Ltd.	744,490	2,782
Futuris Corp., Ltd.	1,110,685	2,218
Paperlinx Ltd.	850,838	2,023
Pacific Brands Ltd.	952,354	1,766
^ABC Learning Centres Ltd.	159,894	201
		3,525,069
China (0.0%)
^Parkson Retail Group Ltd.	396,000	3,742

Hong Kong (7.2%)
Sun Hung Kai
Properties Ltd.	5,559,644	97,163
Cheung Kong
Holdings Ltd.	6,107,086	95,389
Hong Kong Exchanges &
Clearing Ltd.	4,339,000	88,667
Hutchison Whampoa Ltd.	8,647,475	84,506
Hang Seng Bank Ltd.	3,102,166	61,976
Esprit Holdings Ltd.	4,248,078	52,313
Hong Kong &
China Gas Co., Ltd.	14,750,438	43,110
CLP Holdings Ltd.	5,373,705	42,636
Swire Pacific Ltd.
A Shares	3,343,000	39,124
Boc Hong Kong
Holdings Ltd.	15,011,800	38,741
Li & Fung Ltd.	9,089,450	37,499

			Market
			Value•
		Shares	($000)
	Hong Kong Electric
	Holdings Ltd.	5,628,050	35,315
	Hang Lung
	Properties Ltd.	8,403,720	34,118
	Henderson Land
	Development Co. Ltd.	4,354,593	33,311
	Bank of East Asia Ltd.	5,745,073	32,648
	Wharf Holdings Ltd.	5,586,903	28,254
	New World
	Development Co., Ltd.	9,797,146	25,319
	Tencent Holdings Ltd.	3,614,109	23,972
	Link REIT	8,671,500	20,760
	MTR Corp.	5,691,200	20,353
	Kerry Properties Ltd.	2,583,613	17,492
	Sino Land Co.	5,851,400	14,756
	Shangri-La Asia Ltd.	5,251,068	14,567
*	Foxconn International
	Holdings Ltd.	8,570,238	13,246
	^Cathay Pacific
	Airways Ltd.	5,596,500	11,633
	Kingboard Chemical
	Holdings Ltd.	2,377,000	11,217
	Hopewell Holdings Ltd.	2,556,800	11,127
	Wing Hang Bank Ltd.	718,009	9,592
	Hang Lung
	Development Co., Ltd.	1,754,000	9,439
	Pacific Basin Shipping Ltd.	5,127,000	9,370
	^Tingyi Holding Corp.	6,785,350	9,023
	Belle International
	Holdings Ltd.	8,321,000	8,860
	Hutchison
	Telecommunications
	International Ltd.	5,831,673	8,155
	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,831,600	7,924
	Shui On Land Ltd.	7,624,243	7,577
	Hysan Development
	Co., Ltd.	2,530,811	7,342
	^Yue Yuen Industrial
	(Holdings) Ltd.	2,355,400	7,146
	Television Broadcasts Ltd.	1,159,796	6,661
	Shun Tak Holdings Ltd.	4,731,382	6,313
	PCCW Ltd.	9,506,769	6,142
	Wheelock and Co. Ltd.	1,847,000	5,800
	Lifestyle International
	Holdings, Ltd.	2,770,500	5,789
	ASM Pacific
	Technology Ltd.	790,000	5,381
*	Fosun International	6,509,000	5,201
	Orient Overseas
	International Ltd.	891,224	4,900
	Hong Kong Aircraft &
	Engineering Co., Ltd.	269,600	4,802

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	NWS Holdings Ltd.	1,631,000	4,495
*	Genting International PLC	9,867,000	4,426
	C C Land Holdings Ltd.	3,969,000	4,361
	Melco International
	Development Corp.	2,989,000	4,071
	Chinese Estates Holdings	2,334,000	3,672
	Lee & Man Paper
	Manufacturing Ltd.	1,603,200	2,985
	CITIC International
	Financial Holdings Ltd.	2,927,000	1,950
	Giordano International Ltd.	2,827,600	1,234
			1,191,823
Japan (66.6%)
	Toyota Motor Corp.	10,982,665	559,697
	Mitsubishi UFJ
	Financial Group	35,247,640	388,393
	Sumitomo Mitsui
	Financial Group, Inc.	26,666	229,472
	Nintendo Co.	402,120	222,281
	Canon, Inc.	4,327,849	217,594
	Honda Motor Co., Ltd.	6,326,504	201,919
	Mizuho Financial
	Group, Inc.	36,985	192,475
	Sony Corp.	4,072,164	187,745
	Matsushita Electric
	Industrial Co., Ltd.	7,960,563	185,805
	Takeda
	Pharmaceutical Co. Ltd.	3,426,947	181,186
	Mitsubishi Corp.	5,495,300	176,901
	Mitsui & Co., Ltd.	7,005,600	164,533
	Mitsubishi
	Estate Co., Ltd.	4,767,000	138,633
	Nippon Steel Corp.	23,471,343	132,112
	JFE Holdings, Inc.	2,367,900	130,088
	Millea Holdings, Inc.	3,010,300	127,587
	Tokyo Electric Power Co.	4,939,210	126,180
	Nomura Holdings Inc.	7,177,300	125,328
	Komatsu Ltd.	3,646,368	110,973
	East Japan Railway Co.	13,793	110,067
	Toshiba Corp.	12,474,000	103,556
	Shin-Etsu
	Chemical Co., Ltd.	1,665,200	103,109
	Seven and I
	Holdings Co., Ltd.	3,336,940	99,896
	NTT DoCoMo, Inc.	65,139	95,677
	Hitachi Ltd.	13,664,000	92,155
	Nippon Telegraph and
	Telephone Corp.	21,072	90,751
	Japan Tobacco, Inc.	18,255	88,767
	Mitsui Fudosan Co., Ltd.	3,397,557	85,856
	Astellas Pharma Inc.	2,000,298	82,341
	Fanuc Co., Ltd.	777,200	81,919
	Nissan Motor Co., Ltd.	9,169,120	81,766
	Mitsubishi Electric Corp.	7,839,000	80,319

			Market
			Value•
		Shares	($000)
	Daiichi Sankyo Co., Ltd.	2,832,536	78,048
	Fuji Photo Film Co., Ltd.	1,983,166	76,670
	Kansai Electric
	Power Co., Inc.	3,124,200	74,622
	Sumitomo Metal
	Industries Ltd.	16,571,000	69,796
	Denso Corp.	1,972,400	68,798
	Sharp Corp.	4,056,000	68,321
	Orix Corp.	373,866	67,635
	KDDI Corp.	10,006	64,278
	Itochu Corp.	6,109,000	63,983
	Chubu Electric Power Co.	2,685,800	63,075
	Central Japan Railway Co.	6,361	62,442
	Softbank Corp.	3,068,318	62,081
	Kyocera Corp.	659,700	60,930
	Mitsui OSK Lines Ltd.	4,404,000	60,806
	Mitsubishi Heavy
	Industries Ltd.	13,002,000	60,482
	Sumitomo Corp.	4,313,000	58,067
*	Mitsui Sumitomo
	Insurance Group
	Holdings, Inc.	1,450,665	57,756
	Kao Corp.	2,117,661	57,336
	Kirin Brewery Co., Ltd.	3,194,048	57,144
	Daiwa Securities
	Group Inc.	5,412,850	53,704
	Daikin Industries Ltd.	1,069,989	53,546
	Marubeni Corp.	6,686,000	53,215
	T & D Holdings, Inc.	799,510	51,207
	Fujitsu Ltd.	7,557,000	48,348
	Ricoh Co.	2,719,386	47,075
	Hoya Corp.	1,676,394	46,788
	Murata
	Manufacturing Co., Ltd.	868,155	46,093
	Asahi Glass Co., Ltd.	3,852,200	45,998
	Sumitomo Trust &
	Banking Co., Ltd.	5,095,959	45,818
	Bridgestone Corp.	2,473,859	45,531
	Tokyo Electron Ltd.	696,030	45,210
^	Resona Holdings Inc.	23,121	44,446
	Nippon Yusen Kabushiki
	Kaisha Co.	4,492,000	43,789
	Sumitomo Chemical Co.	6,380,000	41,444
	Sumitomo Metal
	Mining Co.	2,242,000	40,767
	Secom Co., Ltd.	852,000	39,962
	Tohoku Electric
	Power Co.	1,734,100	39,444
	Sumitomo Electric
	Industries Ltd.	3,042,500	39,266
	NEC Corp.	8,234,812	39,190
	Sumitomo Realty &
	Development Co.	1,544,972	38,726
	Aeon Co., Ltd.	2,597,700	38,082

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Sompo Japan
Insurance Inc.	3,407,000	37,960
Dai-Nippon
Printing Co., Ltd.	2,449,741	37,706
Inpex Holdings, Inc.	3,351	37,610
Nikon Corp.	1,299,718	37,555
Keyence Corp.	142,719	36,496
Eisai Co., Ltd.	1,022,500	36,223
Bank of Yokohama Ltd.	4,802,000	35,262
Kyushu Electric
Power Co., Inc.	1,539,000	35,030
Nippon Oil Corp.	5,049,479	34,799
Tokyo Gas Co., Ltd.	8,898,000	34,184
TDK Corp.	499,400	34,125
Terumo Corp.	684,359	33,877
Toray Industries, Inc.	5,400,740	33,789
Nidec Corp.	441,100	33,327
Asahi Breweries Ltd.	1,667,400	32,691
Kobe Steel Ltd.	10,742,095	32,213
Shiseido Co., Ltd.	1,330,724	32,045
Mitsubishi Chemical
Holdings Corp.	4,763,000	31,699
Kubota Corp.	4,455,000	31,213
Olympus Corp.	935,464	30,795
Yamada Denki Co., Ltd.	351,786	30,202
West Japan Railway Co.	6,896	29,899
Konica Minolta
Holdings, Inc.	1,941,500	29,257
Osaka Gas Co., Ltd.	8,163,000	29,131
Rohm Co., Ltd.	409,700	28,758
Shizuoka Bank Ltd.	2,337,000	28,691
Nitto Denko Corp.	669,700	27,738
Asahi Kasei Corp.	4,836,000	27,487
Office Building Fund of
Japan Inc.	2,080	27,302
SMC Corp.	233,377	27,276
Aisin Seiki Co., Ltd.	777,138	27,241
Yahoo Japan Corp.	61,343	27,209
Ajinomoto Co., Inc.	2,697,000	27,204
Japan Steel Works Ltd.	1,432,832	26,510
Toyoda Automatic
Loom Works Ltd.	727,000	25,359
Toppan Printing Co., Ltd.	2,270,000	25,346
Chiba Bank Ltd.	3,090,000	24,422
Kawasaki Kisen
Kaisha Ltd.	2,333,000	23,761
Tokyu Corp.	4,461,000	23,655
Shionogi & Co., Ltd.	1,213,362	23,434
Daiwa House
Industry Co., Ltd.	2,071,000	23,424
Yamato Holdings Co., Ltd.	1,578,000	23,108
Electric Power
Development Co., Ltd.	608,740	22,912
Mitsui Trust Holding Inc.	3,208,400	22,831

		Market
		Value•
	Shares	($000)
Kintetsu Corp.	6,597,150	22,768
Ibiden Co., Ltd.	520,939	22,732
Nippon Mining
Holdings Inc.	3,584,000	22,265
Hankyu Corp.	4,903,958	22,221
Mitsubishi
Materials Corp.	4,640,000	22,040
Nippon Electric
Glass Co., Ltd.	1,362,097	21,187
NTT Data Corp.	5,122	21,097
NGK Insulators Ltd.	1,087,534	20,946
Japan Real Estate
Investment Corp.	1,707	20,235
Fast Retailing Co., Ltd.	215,200	20,106
Sumitomo Heavy
Industries Ltd.	2,338,000	19,751
Sekisui House Ltd.	2,017,858	19,209
JS Group Corp.	1,080,208	18,817
Toyota Tsusho Corp.	862,404	18,534
Sojitz Holdings Corp.	4,758,200	18,328
Dentsu Inc.	7,901	18,217
Suzuki Motor Corp.	715,500	18,154
Omron Corp.	859,100	17,980
Nippon Express Co., Ltd.	3,233,000	17,907
Advantest Corp.	647,836	17,852
Credit Saison Co., Ltd.	664,252	17,830
Kuraray Co., Ltd.	1,476,000	17,596
^Shinsei Bank, Ltd.	3,993,046	17,574
Odakyu Electric
Railway Co.	2,541,000	17,324
Showa Denko K.K.	4,814,000	16,937
Tobu Railway Co., Ltd.	3,312,000	16,937
Matsushita Electric
Works, Ltd.	1,527,000	16,847
Rakuten, Inc.	26,569	16,597
JSR Corp.	727,200	16,423
Kurita Water
Industries Ltd.	457,700	16,370
* Sanyo Electric Co., Ltd.	6,472,000	16,149
Makita Corp.	467,500	16,090
Trend Micro Inc.	425,500	16,007
Chugai Pharmaceutical
Co., Ltd.	1,134,200	15,886
Mitsui Chemicals, Inc.	2,570,000	15,772
JGC Corp.	842,000	15,652
OJI Paper Co., Ltd.	3,460,740	15,625
Fukuoka Financial
Group, Inc.	3,138,600	15,602
Stanley Electric Co.	612,000	15,586
Hokkaido Electric
Power Co., Ltd.	742,361	15,563
Hirose Electric Co., Ltd.	130,200	15,460
Joyo Bank Ltd.	2,675,000	15,283

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hokuhoku Financial
	Group, Inc.	4,808,400	15,255
	Daito Trust
	Construction Co., Ltd.	326,784	15,216
	Bank of Kyoto Ltd.	1,171,000	14,965
	NSK Ltd.	1,791,000	14,926
	Sony Financial
	Holdings, Inc.	3,532	14,925
	Kawasaki Heavy
	Industries Ltd.	5,769,000	14,901
	Yamaha Motor Co., Ltd.	757,000	14,629
*	Elpida Memory Inc.	394,200	14,429
	Casio Computer Co.	964,100	14,413
	Isuzu Motors Ltd.	2,929,000	14,189
*	Isetan Mitsukoshi
	Holdings Ltd.	1,339,680	14,082
	Yamaha Corp.	711,800	14,054
	Nipponkoa
	Insurance Co., Ltd.	1,426,000	13,977
	Seiko Epson Corp.	518,800	13,971
	Teijin Ltd.	3,601,000	13,970
	JTEKT Corp.	781,923	13,904
	Hitachi Construction
	Machinery Co.	436,378	13,785
	Ube Industries Ltd.	3,888,000	13,630
	Konami Corp.	378,849	13,630
	Sekisui Chemical Co.	1,861,000	13,601
	Keio Electric
	Railway Co., Ltd.	2,345,000	13,492
^	Takashimaya Co.	1,207,972	13,263
	Sankyo Co., Ltd.	218,300	13,149
	Tokyu Land Corp.	1,734,000	12,972
	Toyo Seikan Kaisha Ltd.	658,700	12,947
^	Nissin Food
	Products Co., Ltd.	361,900	12,772
	Shimano, Inc.	274,300	12,536
	NTN Corp.	1,624,000	12,498
	Benesse Corp.	281,157	12,409
	Chugoku Electric
	Power Co., Ltd.	563,500	12,406
	Amada Co., Ltd.	1,475,000	12,354
	Gunma Bank Ltd.	1,535,000	12,316
	Kajima Corp.	3,650,000	12,293
	Ohbayashi Corp.	2,491,000	12,101
	Nisshin Steel Co.	3,232,000	11,987
	Citizen Watch Co., Ltd.	1,388,300	11,905
	Marui Co., Ltd.	1,199,400	11,904
	Sumco Corp.	465,216	11,811
	Uni-Charm Corp.	167,700	11,683
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	235,280	11,549
	J. Front Retailing Co., Ltd.	1,739,400	11,533
	IHI Corp.	5,363,000	11,526
	Oriental Land Co., Ltd.	192,900	11,520

		Market
		Value•
	Shares	($000)
Yakult Honsha Co., Ltd.	427,900	11,448
^Keihin Electric Express
Railway Co., Ltd.	1,742,000	11,447
THK Co., Inc.	514,100	11,433
*^Mitsubishi Motors Corp.	7,232,000	11,420
The Suruga Bank, Ltd.	806,000	11,406
Shimizu Corp.	2,400,000	11,350
Nippon Sheet
Glass Co., Ltd.	2,445,000	11,264
The Hiroshima Bank, Ltd.	2,029,650	11,199
Taisho Pharmaceutical Co.	586,000	11,198
Mitsumi Electric Co., Ltd.	333,700	11,155
Lawson Inc.	254,800	11,028
Tanabe Seiyaku Co., Ltd.	910,000	10,907
The Hachijuni Bank Ltd.	1,631,550	10,819
Mitsubishi Gas
Chemical Co.	1,568,000	10,730
Shikoku Electric Power	377,200	10,725
Toho Co., Ltd.	461,500	10,556
Namco Bandai
Holdings Inc.	831,300	10,431
Ono Pharmaceutical
Co., Ltd.	196,200	10,414
Taisei Corp.	3,883,000	10,317
^All Nippon
Airways Co., Ltd.	2,608,000	10,238
Tokyo Tatemono Co., Ltd.	1,165,000	10,171
Susuken Co., Ltd.	267,220	10,105
MEDICEO
Holdings Co., Ltd.	593,461	10,036
Nomura Research
Institute, Ltd.	455,680	10,032
^SBI Holdings, Inc.	37,904	9,966
Mitsui Engineering &
Shipbuilding Co., Ltd.	3,042,000	9,948
^TonenGeneral Sekiyu K.K.	1,144,000	9,884
Sapporo Hokuyo
Holdings, Inc.	1,218	9,872
^Toto Ltd.	1,131,000	9,700
Toyoda Gosei Co., Ltd.	263,800	9,641
Yokogawa Electric Corp.	874,497	9,564
Promise Co., Ltd.	301,300	9,548
Nippon Meat Packers, Inc.	741,000	9,520
NGK Spark Plug Co.	699,682	9,423
Furukawa Electric Co.	2,587,000	9,398
Nippon Sanso Corp.	1,146,000	9,369
Yaskawa Electric Corp.	922,380	9,352
Leopalace21 Corp.	519,500	9,190
Nippon Paper Group, Inc.	3,658	9,171
NOK Corp.	458,300	9,094
Fuji Electric
Holdings Co., Ltd.	2,276,000	8,962
Minebea Co., Ltd.	1,462,000	8,944
Kyowa Hakko Kogyo Co.	975,589	8,837

38

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Hokuriku Electric
Power Co.	358,400	8,664
Ushio Inc.	454,200	8,627
*^Japan Airlines
System Co.	3,661,000	8,625
* Jupiter
Telecommunications
Co., Ltd.	9,847	8,526
Kaneka Corp.	1,229,982	8,494
The Nishi-Nippon
City Bank, Ltd.	2,751,307	8,446
Nisshin Seifun Group Inc.	783,100	8,409
77 Bank Ltd.	1,406,000	8,402
Taiheiyo Cement Corp.	3,658,000	8,377
Japan Retail Fund
Investment Corp.	1,414	8,374
FamilyMart Co., Ltd.	238,300	8,369
Dai-Nippon Ink &
Chemicals, Inc.	2,582,000	8,367
Yamato Kogyo Co., Ltd.	176,400	8,364
Hitachi Chemical Co., Ltd.	421,000	8,294
Aioi Insurance Co., Ltd.	1,302,000	8,231
Kamigumi Co., Ltd.	1,060,000	8,192
Tokuyama Corp.	895,000	8,125
Mazda Motor Corp.	1,866,000	8,114
Showa Shell Sekiyu K.K.	764,500	8,090
AEON Mall Co., Ltd.	257,100	8,071
Japan Petroleum
Exploration Co., Ltd.	115,785	8,033
Nissan Chemical
Industries, Ltd.	600,000	7,953
Mitsui Mining &
Smelting Co., Ltd.	2,335,000	7,950
Shimamura Co., Ltd.	88,800	7,883
Nitori Co., Ltd.	149,718	7,881
Alfresa Holdings Corp.	111,400	7,857
^Sapporo Holdings Ltd.	1,041,000	7,755
Nomura Real Estate
Office Fund, Inc.	974	7,745
Toyota Boshoku Corp.	267,200	7,642
Dowa Mining Co., Ltd.	1,115,000	7,552
Tosoh Corp.	1,952,000	7,529
Cosmo Oil Co., Ltd.	2,234,000	7,417
Santen
Pharmaceutical Co., Ltd.	299,500	7,402
Daido Steel Co., Ltd.	1,322,000	7,364
Shinko Securities Co., Ltd.	2,146,000	7,331
NTT Urban
Development Corp.	4,676	7,255
Japan Prime Realty
Investment Corp.	2,290	7,236
Denki Kagaku Kogyo K.K.	1,946,000	7,222
Uny Co., Ltd.	728,000	7,166
Kikkoman Corp.	599,000	7,162

		Market
		Value•
	Shares	($000)
Mitsubishi Rayon Co., Ltd.	2,187,000	7,113
USS Co., Ltd.	99,730	7,082
^Oracle Corp. Japan	155,000	7,015
Brother Industries Ltd.	536,400	6,996
Idemitsu Kosan Co. Ltd.	81,147	6,930
Square Enix Co., Ltd.	205,900	6,719
Nisshinbo Industries, Inc.	606,000	6,673
Hino Motors, Ltd.	1,051,000	6,639
Okuma Corp.	582,711	6,638
Asics Corp.	651,139	6,601
Meiji Dairies Corp.	1,069,000	6,567
Daicel Chemical
Industries Ltd.	1,110,000	6,566
Keisei Electric
Railway Co., Ltd.	1,189,000	6,549
Alps Electric Co., Ltd.	697,900	6,536
Onward
Kashiyama Co., Ltd.	563,000	6,404
Toyo Suisan Kaisha, Ltd.	360,000	6,398
Tokyo Steel
Manufacturing Co.	440,600	6,390
Mitsubishi Logistics Corp.	465,000	6,349
Pioneer Corp.	638,300	6,316
Fujikura Ltd.	1,424,000	6,247
Sumitomo Rubber
Industries Ltd.	697,000	6,114
Kansai Paint Co., Ltd.	887,000	6,097
Canon Sales Co. Inc.	308,000	5,983
SBI E*Trade
Securities Co., Ltd.	6,313	5,874
Hakuhodo DY Holdings Inc.	94,900	5,767
Mabuchi Motor Co.	114,900	5,712
^Ebara Corp.	1,550,000	5,616
Aeon Credit
Service Co. Ltd.	352,290	5,607
Hitachi
High-Technologies Corp.	278,775	5,571
CSK Corp.	255,200	5,426
Aoyama Trading Co., Ltd.	232,200	5,271
Obic Co., Ltd.	28,450	5,259
Tokai Rika Co., Ltd.	210,924	5,166
Fuji Heavy Industries Ltd.	1,197,000	5,152
^Coca-Cola
West Japan Co., Ltd.	226,400	5,126
^Osaka Titanium
Technologies Co.	75,126	5,117
JAFCO Co., Ltd.	127,700	5,100
Hitachi Metals Ltd.	335,000	5,030
Otsuka Corp.	64,464	4,954
Taiyo Yuden Co., Ltd.	415,000	4,799
^Yamazaki Baking Co., Ltd.	450,000	4,788
Daihatsu Motor Co., Ltd.	392,000	4,689
Kinden Corp.	486,000	4,605

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Nomura Real Estate
Holdings Inc.	213,000	4,335
NHK Spring Co.	592,000	4,257
^Mizuho Trust &
Banking Co., Ltd.	2,541,000	4,202
^Ito En, Ltd.	239,700	4,171
Tokyo Broadcasting
System, Inc.	154,500	4,116
Hikari Tsushin, Inc.	106,400	3,908
^Aozora Bank, Ltd.	1,258,000	3,870
Itochu Techno-
Science Corp.	122,500	3,867
Shinko Electric
Industries Co., Ltd.	275,453	3,806
Nippon Shokubai Co., Ltd.	518,000	3,767
ZEON Corp.	694,527	3,515
Matsui Securities Co., Ltd.	491,900	3,459
^Meiji Seika Kaisha Ltd.	669,000	3,427
Ryohin Keikaku Co., Ltd.	50,100	3,327
^Toho Titanium Co., Ltd.	111,142	2,896
Hitachi Cable Ltd.	687,000	2,740
Glory Ltd.	119,600	2,694
*^Oki Electric
Industry Co. Ltd.	1,168,000	2,546
^Wacoal Corp.	177,000	2,545
Dai Nippon
Pharmaceutical Co., Ltd.	328,000	2,517
Sega Sammy Holdings Inc.	203,232	2,474
Nichirei Corp.	520,000	2,455
Shimachu Co.	87,636	2,412
Rinnai Corp.	72,000	2,312
House Foods Industry Corp.	146,300	2,278
Takara Holdings Inc.	330,000	2,222
Komori Corp.	107,100	2,120
^OSG Corp.	150,111	2,114
Asatsu-DK Inc.	68,500	2,076
Nippon Kayaku Co., Ltd.	294,000	2,050
Daifuku Co., Ltd.	161,427	2,024
Comsys Holdings Corp.	221,000	1,999
* K.K. DaVinci Advisors	2,080	1,996
Hankyu Department
Stores, Inc.	267,000	1,940
^Toda Corp.	398,000	1,937
Q.P. Corp.	191,600	1,927
Seino
Transportation Co., Ltd.	276,000	1,845
Meitec Corp.	63,800	1,829
Takefuji Corp.	73,760	1,745
Sanwa Shutter Corp.	410,000	1,710
Gunze Ltd.	346,000	1,642
Sumitomo Osaka
Cement Co., Ltd.	729,000	1,597
eAccess Ltd.	2,487	1,594
Autobacs Seven Co., Ltd.	60,600	1,584

		Market
		Value•
	Shares	($000)
EDION Corp.	149,545	1,519
^Okumura Corp.	303,000	1,498
Matsumotokiyoshi
Holdings Co., Ltd.	71,100	1,490
Nippon Light Metal Co.	978,000	1,488
Kokuyo Co., Ltd.	158,700	1,397
^Tokyo Seimitsu Co., Ltd.	68,566	1,372
Kose Corp.	63,170	1,370
Circle K Sunkus Co., Ltd.	89,900	1,367
*^Access Co., Ltd.	446	1,264
Nishimatsu Construction Co.	549,000	1,240
Central Glass Co., Ltd.	326,000	1,236
^Aderans Co. Ltd.	63,300	1,198
Sanken Electric Co., Ltd.	202,000	1,123
^Fuji Soft ABC Inc.	57,000	1,101
Acom Co., Ltd.	33,660	1,041
Round One Corp.	660	800
Aiful Corp.	38,150	744
Fuji Television Network, Inc.	210	345
*^The Goodwill Group, Inc.	2,654	323
Chiyoda Corp.	39,000	294
* Dowa Mining Co., Ltd.
Rights Exp. 1/29/10	805,000	270
Haseko Corp.	179,655	261
*^NEC Electronics Corp.	10,500	214
Urban Corp.	21,300	117
		11,018,768
New Zealand (0.4%)
^Telecom Corp. of
New Zealand Ltd.	7,390,756	21,799
Fletcher Building Ltd.	2,038,794	13,649
Contact Energy Ltd.	1,170,921	8,876
Auckland International
Airport Ltd.	3,993,703	6,654
Sky City Entertainment
Group Ltd.	1,939,713	6,054
Fisher & Paykel
Healthcare Corp. Ltd.	1,009,673	2,107
Kiwi Income Property Trust	1,357,270	1,308
Sky Network Television Ltd.	368,919	1,284
Fisher & Paykel
Appliances Holdings Ltd.	512,656	970
Vector Ltd.	474,018	764
		63,465
Singapore (3.8%)
Singapore
Telecommunications Ltd.	32,286,290	92,202
United Overseas Bank Ltd.	4,944,567	74,316
DBS Group Holdings Ltd.	4,617,161	67,553
Oversea-Chinese
Banking Corp., Ltd.	10,146,068	66,367
Capitaland Ltd.	7,064,895	35,607
Keppel Corp., Ltd.	4,499,500	34,444

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Singapore Airlines Ltd.	2,165,010	25,502
Singapore Exchange Ltd.	3,247,894	20,609
Singapore Press
Holdings Ltd.	6,247,833	20,522
City Developments Ltd.	2,029,412	18,160
Singapore Technologies
Engineering Ltd.	5,455,407	12,988
CapitaMall Trust	4,718,148	12,143
Fraser & Neave Ltd.	3,382,500	11,977
Sembcorp Industries Ltd.	3,620,393	11,184
ComfortDelGro Corp. Ltd.	7,627,586	9,851
SembCorp Marine Ltd.	3,368,800	9,202
Venture Corp. Ltd.	951,250	7,777
Ascendas REIT	4,035,000	7,703
Cosco Corp.
Singapore Ltd.	3,186,000	7,416
Jardine Cycle N
Carriage Ltd.	573,128	7,035
Noble Group Ltd.	4,173,000	6,859
Keppel Land Ltd.	1,466,000	6,582
Capitacommercial Trust	3,948,365	6,538
Parkway Holdings Ltd.	2,502,072	6,499
United Overseas Land Ltd.	2,101,556	5,871
* Wilmar International Ltd.	1,690,000	5,759
Olam International Ltd.	2,795,100	5,552
Neptune Orient Lines Ltd.	1,797,000	4,261
Yanlord Land Group Ltd.	1,872,000	3,247
Allgreen Properties Ltd.	2,933,500	2,789
Singapore Land Ltd.	509,000	2,714
Singapore Post Ltd.	2,730,800	2,338
Singapore
Petroleum Co. Ltd.	343,000	1,831
SMRT Corp. Ltd.	1,293,000	1,717
Wing Tai Holdings Ltd.	975,000	1,440
Haw Par Brothers
International Ltd.	197,193	1,092
		617,647
Total Common Stocks
(Cost $13,710,838)		16,420,514

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
2	Vanguard Market
	Liquidity Fund, 2.304%	32,247,474	32,247
2	Vanguard Market
	Liquidity Fund,
	2.304%—Note E	329,970,060	329,970
			362,217
		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	2.116%, 8/29/08	10,000	9,932
Total Temporary Cash Investments
(Cost $372,149)			372,149
Total Investments (101.5%)
(Cost $14,082,987)			16,792,663
Other Assets and Liabilities (–1.5%)
Other Assets—Note B			190,959
Security Lending Collateral
	Payable to Brokers—Note E		(329,970)
Other Liabilities			(114,229)
			(253,240)
Net Assets (100%)			16,539,423

Pacific Stock Index Fund

At April 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	14,115,814
Overdistributed Net Investment Income	(49,382)
Accumulated Net Realized Losses	(241,785)
Unrealized Appreciation (Depreciation)
Investment Securities	2,709,676
Futures Contracts	8,692
Foreign Currencies and
Forward Currency Contracts	(3,592)
Net Assets	16,539,423

Investor Shares—Net Assets
Applicable to 874,370,876 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,958,245
Net Asset Value Per Share— Investor Shares	$12.53

Admiral Shares—Net Assets
Applicable to 14,542,342 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,193,552
Net Asset Value Per Share— Admiral Shares	$82.07

Signal Shares—Net Assets
Applicable to 9,233,514 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	263,238
Net Asset Value Per Share— Signal Shares	$28.51

Institutional Shares—Net Assets
Applicable to 195,410,340 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,453,129
Net Asset Value Per Share— Institutional Shares	$12.55

ETF Shares—Net Assets
Applicable to 25,177,253 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,671,259
Net Asset Value Per Share— ETF Shares	$66.38

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $9,932,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	195,462
Interest[2]	1,950
Security Lending	3,648
Total Income	201,060
Expenses
The Vanguard Group—Note B
Investment Advisory Services	182
Management and Administrative—Investor Shares	7,800
Management and Administrative—Admiral Shares	373
Management and Administrative—Signal Shares	88
Management and Administrative—Institutional Shares	430
Management and Administrative—ETF Shares	387
Marketing and Distribution—Investor Shares	1,440
Marketing and Distribution—Admiral Shares	120
Marketing and Distribution—Signal Shares	16
Marketing and Distribution—Institutional Shares	333
Marketing and Distribution—ETF Shares	193
Custodian Fees	1,751
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	8
Total Expenses	13,207
Net Investment Income	187,853
Realized Net Gain (Loss)
Investment Securities Sold	(144,360)
Futures Contracts	(21,168)
Foreign Currencies and Forward Currency Contracts	13,923
Realized Net Gain (Loss)	(151,605)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,635,150)
Futures Contracts	5,228
Foreign Currencies and Forward Currency Contracts	(4,376)
Change in Unrealized Appreciation (Depreciation)	(1,634,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,598,050)

1 Dividends are net of foreign withholding taxes of $9,576,000.

2 Interest income from an affiliated company of the fund was $1,828,000.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,853	260,891
Realized Net Gain (Loss)	(151,605)	30,327
Change in Unrealized Appreciation (Depreciation)	(1,634,298)	2,252,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,598,050)	2,543,593
Distributions
Net Investment Income
Investor Shares	(247,822)	(176,611)
Admiral Shares	(29,349)	(25,966)
Signal Shares	(6,128)	—
Institutional Shares	(59,339)	(42,679)
ETF Shares	(34,784)	(18,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(377,422)	(263,385)
Capital Share Transactions—Note F
Investor Shares	993,725	1,937,377
Admiral Shares	54,812	(42,070)
Signal Shares	46,717	242,515
Institutional Shares	47,335	573,669
ETF Shares	329,394	628,365
Net Increase (Decrease) from Capital Share Transactions	1,471,983	3,339,856
Total Increase (Decrease)	(503,489)	5,620,064
Net Assets
Beginning of Period	17,042,912	11,422,848
End of Period[1]	16,539,423	17,042,912

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($49,382,000) and $131,063,000.

Pacific Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.19	$12.13	$10.39	$8.63	$7.80	$5.90
Investment Operations
Net Investment Income	.152	.236	.19	.156	.121	.082
Net Realized and Unrealized Gain (Loss)
on Investments	(1.509)	2.091	1.71	1.761	.814	1.885
Total from Investment Operations	(1.357)	2.327	1.90	1.917	.935	1.967
Distributions
Dividends from Net Investment Income	(.303)	(.267)	(.16)	(.157)	(.105)	(.067)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.303)	(.267)	(.16)	(.157)	(.105)	(.067)
Net Asset Value, End of Period	$12.53	$14.19	$12.13	$10.39	$8.63	$7.80

Total Return[1]	–9.59%	19.52%	18.39%	22.48%	12.15%	33.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,958	$11,281	$7,814	$5,202	$3,471	$2,265
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.27%	0.32%	0.34%	0.39%
Ratio of Net Investment Income to
Average Net Assets	2.38%*	1.80%	1.73%	1.76%	1.57%	1.49%
Portfolio Turnover Rate[2]	5%*	3%	2%	7%	3%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$92.94	$79.43	$68.05	$56.47	$51.05	$38.63
Investment Operations
Net Investment Income	1.03	1.613	1.302	1.069	.835	.575
Net Realized and Unrealized Gain (Loss)
on Investments	(9.84)	13.714	11.185	11.583	5.318	12.318
Total from Investment Operations	(8.81)	15.327	12.487	12.652	6.153	12.893
Distributions
Dividends from Net Investment Income	(2.06)	(1.817)	(1.107)	(1.072)	(.733)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.06)	(1.817)	(1.107)	(1.072)	(.733)	(.473)
Net Asset Value, End of Period	$82.07	$92.94	$79.43	$68.05	$56.47	$51.05

Total Return[1]	–9.50%	19.64%	18.46%	22.68%	12.23%	33.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,194	$1,292	$1,128	$720	$314	$198
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.12%	0.17%	0.20%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.47%*	1.90%	1.83%	1.90%	1.69%	1.59%
Portfolio Turnover Rate[2]	5%*	3%	2%	7%	3%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Signal Shares
	Six Months	June 4,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$32.28	$30.53
Investment Operations
Net Investment Income	.354	.25
Net Realized and Unrealized Gain (Loss) on Investments	(3.415)	1.50
Total from Investment Operations	(3.061)	1.75
Distributions
Dividends from Net Investment Income	(.709)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.709)	—
Net Asset Value, End of Period	$28.51	$32.28

Total Return[2]	–9.51%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$263	$247
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%*
Ratio of Net Investment Income to Average Net Assets	2.47%*	1.90%*
Portfolio Turnover Rate[3]	5%*	3%

1 Inception.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.22	$12.15	$10.41	$8.64	$7.81	$5.91
Investment Operations
Net Investment Income	.159	.251	.206	.18	.134	.090
Net Realized and Unrealized Gain (Loss)
on Investments	(1.511)	2.102	1.710	1.76	.814	1.885
Total from Investment Operations	(1.352)	2.353	1.916	1.94	.948	1.975
Distributions
Dividends from Net Investment Income	(.318)	(.283)	(.176)	(.17)	(.118)	(.075)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.318)	(.283)	(.176)	(.17)	(.118)	(.075)
Net Asset Value, End of Period	$12.55	$14.22	$12.15	$10.41	$8.64	$7.81

Total Return[1]	–9.53%	19.72%	18.52%	22.74%	12.32%	33.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,453	$2,720	$1,788	$1,280	$754	$369
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.12%	0.14%	0.17%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.49%*	1.93%	1.88%	1.95%	1.76%	1.70%
Portfolio Turnover Rate[2]	5%*	3%	2%	7%	3%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

ETF Shares
	Six Months			March 4,
	Ended		Year Ended	2005[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	.833	1.314	1.06	.75
Net Realized and Unrealized Gain (Loss) on Investments	(7.954)	11.089	9.02	3.63
Total from Investment Operations	(7.121)	12.403	10.08	4.38
Distributions
Dividends from Net Investment Income	(1.669)	(1.473)	(.93)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.669)	(1.473)	(.93)	—
Net Asset Value, End of Period	$66.38	$75.17	$64.24	$55.09

Total Return	–9.50%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,671	$1,503	$693	$164
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	2.47%*	1.90%	1.82%	1.89%*
Portfolio Turnover Rate[2]	5%*	3%	2%	7%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

Pacific Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $1,327,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pacific Stock Index Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2008, the fund realized net foreign currency gains of $2,469,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $6,655,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $183,858,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $79,725,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, and $4,674,000 through October 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2008, the cost of investment securities for tax purposes was $14,266,845,000. Net unrealized appreciation of investment securities for tax purposes was $2,525,818,000, consisting of unrealized gains of $3,181,561,000 on securities that had risen in value since their purchase and $655,743,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Topix Index	724	93,730	7,112
ASX 200 Index	231	30,481	1,580

At April 30, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
		Contract Amount (000)			(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/25/2008	AUD	30,017	USD	28,081	438
6/18/2008	JPY	2,531,042	USD	24,293	(150)

AUD—Australian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $3,880,000 resulting from the translation of other assets and liabilities at April 30, 2008.

D. During the six months ended April 30, 2008, the fund purchased $1,653,536,000 of investment securities and sold $377,438,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2008, was $313,649,000, for which the fund received cash collateral of $329,970,000.

Pacific Stock Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,236,227	99,346	2,509,485	193,872
Issued in Lieu of Cash Distributions	244,964	19,319	174,133	14,134
Redeemed[1]	(487,466)	(39,469)	(746,241)	(57,211)
Net Increase (Decrease)—Investor Shares	993,725	79,196	1,937,377	150,795
Admiral Shares
Issued	128,980	1,575	364,227	4,302
Issued in Lieu of Cash Distributions	24,546	296	22,198	275
Redeemed[1]	(98,714)	(1,231)	(428,495)	(4,870)
Net Increase (Decrease)—Admiral Shares	54,812	640	(42,070)	(293)
Signal Shares
Issued	74,652	2,555	249,314	7,875
Issued in Lieu of Cash Distributions	5,089	176	—	—
Redeemed[1]	(33,024)	(1,153)	(6,799)	(220)
Net Increase (Decrease)—Signal Shares	46,717	1,578	242,515	7,655
Institutional Shares
Issued	285,046	23,098	963,535	73,688
Issued in Lieu of Cash Distributions	51,874	4,047	36,590	2,965
Redeemed[1]	(289,585)	(23,045)	(426,456)	(32,512)
Net Increase (Decrease)—Institutional Shares	47,335	4,100	573,669	44,141
ETF Shares
Issued	329,394	5,185	628,365	9,203
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	329,394	5,185	628,365	9,203

1 Net of redemption fees of $509,000 and $508,000 (fund totals).

Emerging Markets Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	964	928	2,230
Turnover Rate	15%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.33%[3]
Admiral Shares	0.21%[3]
Signal Shares	0.21%[3]
Institutional Shares	0.16%[3]
ETF Shares	0.21%[3]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	4.8%	4.9%	8.8%
Consumer Staples	4.4	4.4	7.9
Energy	18.0	18.0	12.2
Financials	21.1	21.1	23.6
Health Care	1.6	1.6	6.6
Industrials	8.7	8.6	11.1
Information Technology	11.0	10.9	9.1
Materials	16.1	16.1	10.2
Telecommunication Services	11.1	11.2	5.8
Utilities	3.2	3.2	4.7

Volatility Measures[4]
	Fund Versus	Fund Versus
	Spliced Index[5]	Broad Index[2]
R-Squared	0.98	0.87
Beta	0.97	1.48

Ten Largest Holdings[6] (% of total net assets)

Petroleo Brasileiro SA	integrated oil and gas	4.3%
OAO Gazprom Sponsored ADR	integrated oil and gas	3.6
Companhia Vale do Rio Doce	diversified metals and mining	3.3
China Mobile (Hong Kong) Ltd.	wireless telecommunication services	2.9
Samsung Electronics Co., Ltd.	semiconductors	2.5
America Movil SA de CV	wireless telecommunication services	1.5
Taiwan Semiconductor Manufacturing Co., Ltd.	semiconductors	1.3
LUKOIL Sponsored ADR	integrated oil and gas	1.2
Reliance Industries Ltd.	oil and gas refining and marketing	1.2
POSCO	steel	1.0
Top Ten		22.8%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

5 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Index in USD thereafter.

6 The holdings listed exclude any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Brazil	15.7%	15.3%
China	15.1	14.9
South Korea	13.7	13.7
Taiwan	11.4	11.3
Russia	9.5	9.5
India	7.2	7.2
South Africa	6.6	6.5
Mexico	4.7	4.7
Malaysia	2.4	2.4
Israel	2.4	2.3
Poland	1.7	1.6
Indonesia	1.5	1.5
Thailand	1.5	1.4
Chile	1.4	1.3
Turkey	1.3	1.3
Other Emerging Markets	3.9	5.1

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[3]	5/4/1994	21.69%	34.96%	13.06%
Fee-Adjusted Returns[4]		20.49	34.70	12.96
Admiral Shares	6/23/2006	21.87	31.24[5]	—
Fee-Adjusted Returns[4]		20.67	30.51[5]	—
Signal Shares	1/19/2007	21.83	21.27[5]	—
Fee-Adjusted Returns[4]		20.63	20.27[5]	—
Institutional Shares	6/22/2000	21.93	35.16	15.76[5]
Fee-Adjusted Returns[4]		20.73	34.90	15.62[5]
ETF Shares	3/4/2005
Market Price		21.82	24.60[5]	—
Net Asset Value		21.84	24.50[5]	—

1 Six months ended April 30, 2008.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index in USD thereafter.

3 Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

5 Return since inception.

Note: See Financial Highlights tables on pages 75–79 for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Argentina (0.5%)
	Tenaris SA ADR	977,160	51,799
	Tenaris SA	1,531,436	41,245
	Siderar SA Class A	883,933	7,209
	Banco Macro
	Bansud SA ADR	301,824	6,821
*	Telecom Argentina SA ADR	334,130	5,867
	Petrobras Energia
	Participaciones SA ADR	474,228	5,743
*	Telecom Argentina SA	1,507,786	5,362
	Petrobras Energia
	Participaciones SA	3,164,909	3,892
	Cresud SA ADR	154,892	2,532
*^	Grupo Financiero
	Galicia SA ADR	343,098	2,151
	BBVA Banco
	Frances SA ADR	243,194	1,547
	Solvay Indupa S.A.I.C.	782,532	1,459
*	IRSA Inversiones y
	Representaciones
	SA GDR	87,639	1,220
	BBVA Banco Frances SA	424,248	925
*	Transportadora
	de Gas Sur SA	953,920	826
*	IRSA Inversiones y
	Representaciones SA	563,918	791
*^	Transportadora
	de Gas del SA ADR	148,666	632
	Cresud SA	209,663	350
			140,371
Brazil (15.7%)
	Petroleo Brasileiro SA Pfd.	18,638,312	477,003
	Petroleo Brasileiro SA	13,450,296	413,575
	Companhia Vale do Rio
	Doce Pfd. Class A	11,030,118	355,947
	Companhia Vale do
	Rio Doce	7,760,370	305,942
	Banco Bradesco SA	8,576,700	198,654

			Market
			Value•
		Shares	($000)
	Banco Itau Holding
	Financeira SA	5,674,600	164,380
	Petroleo Brasileiro SA
	Series A ADR	1,125,488	113,787
	Petroleo Brasileiro SA ADR	836,321	101,546
	Companhia Vale do Rio
	Doce Sponsored ADR	3,095,124	98,549
	Unibanco-Uniao de
	Bancos Brasileiros SA	6,197,183	92,462
	Companhia Siderurgica
	Nacional SA	2,082,760	91,219
	Usiminas-Usinas
	Siderugicas de Minas
	Gerais SA Pfd.	1,860,955	89,454
	Companhia Vale do
	Rio Doce ADR	2,174,691	84,987
	Companhia de Bebidas
	das Americas Pfd.	1,113,009	82,562
	Gerdau SA Pfd.	1,824,700	72,233
	Itausa-Investimentos
	Itau SA	7,524,885	49,798
	Banco Bradesco SA ADR	2,168,658	48,968
	Banco Itau Holding
	Financeira SA ADR	1,523,373	42,731
	Tele Norte Leste
	Participacoes SA Pfd.	1,678,763	38,278
	Redecard SA	1,964,563	36,639
	All America Latina
	Logistica	2,772,313	36,193
	Companhia Energetica
	de Minas Gerais Pfd.	1,738,406	36,134
	Bovespa Holding SA	2,090,887	31,762
	Companhia Siderurgica
	Nacional SA ADR	625,926	27,009
	Uniao de Bancos
	Brasileiros SA GDR	184,175	26,781
*	MMX Mineracao e
	Metalicos SA	790,461	26,536
	Vivo Participacoes SA Pfd.	3,735,570	26,519
	Bradespar SA Pfd.	840,311	24,787

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Metalurgica Gerdau SA	462,181	24,357
	Centrais Electricas
	Brasileiras SA	1,651,191	24,338
	Usinas Siderurgicas
	de Minas Gerais SA	466,533	23,088
	Bolsa de Mercadorias
	e Futuros	2,261,031	22,988
	Empresa Brasileira
	de Aeronautica SA	2,119,449	22,187
	CPFL Energia SA	890,789	22,053
	Votorantim Celulose e
	Papel SA Pfd.	693,669	22,034
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,416,419	21,891
	Cyrela Brazil Realty SA	1,317,358	21,834
	Banco do Brasil SA	1,228,065	21,278
	Lojas Renner SA	873,185	20,398
	Perdigao SA	742,262	20,206
	Ultrapar Participacoes S.A.	560,479	20,107
	Telmar Norte Leste SA	346,800	19,973
	Brasil Telecom
	Participacoes SA Pfd.	1,252,126	19,247
	Aracruz Celulose SA Pfd.
	B Shares	2,307,505	18,644
*	Net Servicos
	de Comunicacao SA	1,312,941	17,970
*	CESP–Companhia
	Energetica de Sao Paulo	1,097,080	17,510
	Suzano Papel e Celulose SA	995,359	17,306
	Companhia de
	Concessoes Rodoviarias	883,640	17,038
	Lojas Americanas SA Pfd.	2,302,798	16,902
	Brasil Telecom SA Pfd.	1,393,632	16,769
	Gerdau SA ADR	427,377	16,552
	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo	643,882	16,390
	Souza Cruz SA	556,815	15,677
	Electropaulo
	Metropolitana SA	696,313	15,596
	Gafisa SA	693,121	15,145
	Tele Norte Leste
	Participacoes SA	487,281	14,687
	Fertilizantes Fosfatados S.A.	236,458	13,984
*	GVT Holding SA	572,728	13,920
	Gerdau SA	435,025	13,826
	Tractebel Energia SA	980,909	13,768
	B2W Com Global Do Varejo	407,054	13,493
	Tim Participacoes SA Pfd.	3,939,132	13,366
	Sadia SA Pfd.	1,812,877	13,284
	Brasil Telecom
	Participacoes SA	402,528	13,075

			Market
			Value•
		Shares	($000)
	Embraer-Empresa
	Brasileira de Aeronautica
	SA ADR	302,253	12,598
	Klabin SA	3,166,853	12,517
	Cosan SA Industria e
	Comercio	700,750	12,340
	Tam SA	501,645	11,698
*	JBS SA	2,142,847	11,319
	Natura Cosmeticos SA	944,989	10,916
	Duratex SA Pfd.	522,792	10,816
	Braskem SA	1,267,124	10,787
	Aracruz Celulose SA ADR	124,471	10,032
	MRV Engenharia e
	Participacoes SA	497,414	10,025
	Localiza Rent a Car SA	753,040	9,831
	Banco do Estado do Rio
	Grande do Sul SA	1,528,067	9,469
	Companhia Paranaense
	de Energia-COPEL	535,539	9,456
	Energias do Brasil SA	503,395	8,528
	Companhia de Bebidas
	das Americas ADR	113,239	8,300
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	160,443	7,299
	Companhia Energetica
	de Minas Gerais ADR	331,543	6,800
	Gol–Linhas Aereas
	Inteligentes SA Pfd.	420,760	6,784
	Sadia SA ADR	291,229	6,401
	Brasil Telecom
	Participacoes SA ADR	77,068	5,831
	Tele Norte Leste
	Participacoes ADR	249,686	5,720
	Companhia Brasileira de
	Distribuicao Grupo
	Pao de Acucar Pfd.	245,669	5,616
	Companhia de
	Saneamento Basico do
	Estado de Sao Paulo ADR	104,934	5,313
	^Companhia Paranaense
	de Energia–COPEL ADR	239,875	4,174
	Diagnosticos da America	135,559	3,083
	Tim Participacoes SA ADR	67,635	2,271
	Banco Nossa Caixa SA	136,722	2,089
	Companhia de Tecidos
	Norte de Minas Pfd.	326,520	1,493
*	JBS SA Rights Exp. 5/13/08	714,889	723
*	Itausa-Investimentos Itau
	SA Rights Exp. 6/2/08	55,516	100
*	Vivo Participacoes SA ADR	9,939	67
	Votorantim Celulose e
	Papel SA ADR	2,038	65
	Braskem SA ADR	2,279	38

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar Pfd.
	Rights Exp. 5/9/08	8,295	6
*	Companhia de Bebidas
	das Americas Pfd.
	Rights Exp. 5/29/08	7,961	2
*	Tim Participacoes Pfd.
	Rights Exp. 5/14/08	16,514	1
			4,067,824
Chile (1.3%)
	Empresas Copec SA	3,323,573	55,376
	Empresa Nacional
	de Electricidad SA	17,984,757	28,291
	Enersis SA	71,442,079	26,898
	Empresas CMPC SA	667,616	25,428
	Cencosud SA	5,792,949	24,317
	Sociedad Quimica y
	Minera de Chile SA	744,957	21,358
	CAP SA	556,421	18,541
	Lan Airlines SA	988,801	13,094
	Empresa Nacional de
	Telecomunicaciones SA	712,585	12,167
	S.A.C.I. Falabella, SA	2,129,135	11,559
	Banco Santander
	Chile SA	201,036,381	10,135
	Empresa Nacional de
	Electricidad SA ADR	209,794	9,888
	Enersis SA ADR	503,663	9,509
	Banco Santander
	Chile SA ADR	164,751	8,653
	Colburn SA	44,748,578	7,746
	Banco de Credito e
	Inversiones	227,409	7,332
	Compania Cervecerias
	Unidas SA	967,058	6,968
	Compania de
	Telecomunicaciones
	de Chile SA	3,306,941	6,447
	Distribucion y
	Servicio D&S SA	14,026,707	5,782
	Masisa SA	22,213,704	5,144
	Vina Concha y Toro SA	2,285,875	4,575
	Sociedad Quimica y
	Minera de Chile
	SA ADR	151,670	4,324
	Inversiones Aguas
	Metropolitanas SA	3,137,915	4,006
	Compania SudAmericana
	de Vapores SA	2,019,725	3,671
	Embotelladora Andina SA	1,046,922	3,285
	Cristalerias de Chile	274,845	3,271
	Madeco SA	21,196,757	2,523
	Parque Arauco SA	1,797,985	2,264
	Corpbanca	341,281,995	2,215

		Market
		Value•
	Shares	($000)
Embotelladora Andina
SA Pfd. Class B	579,974	2,020
Compania de
Telecomunicaciones
de Chile SA ADR	176,683	1,405
Distribucion y Servicio
D&S SA ADR	45,745	1,133
Empresas Iansa SA	10,734,310	678
		350,003
China (15.1%)
China Mobile
(Hong Kong) Ltd.	44,157,267	759,833
Industrial and
Commercial Bank of
China Ltd. Class H	305,585,659	241,293
China Life
Insurance Co., Ltd.	52,012,010	226,585
PetroChina Co. Ltd.	139,807,949	210,076
CNOOC Ltd.	113,663,552	201,763
China Construction Bank	198,587,823	179,354
China Petroleum &
Chemical Corp.	123,676,980	132,889
China Shenhua
Energy Co. Ltd.
H–Shares	23,804,000	109,265
Ping An Insurance
(Group) Co. of
China Ltd.	10,376,046	98,500
^Bank of China	168,192,300	85,697
China Communications
Construction Co., Ltd.	31,061,184	73,764
China Telecom Corp. Ltd.	102,429,995	68,610
Bank of Communications
Ltd. Class H	42,604,562	61,501
China Overseas Land &
Investment Ltd.	28,493,498	59,873
China COSCO
Holdings Co., Ltd.	18,976,000	56,488
China Merchants
Bank Co., Ltd. Class H	9,879,500	41,247
China Merchants
Holdings International
Co. Ltd.	7,980,922	40,841
Aluminum Corp. of
China Ltd.	23,401,080	40,186
CITIC Pacific Ltd.	8,203,158	38,561
China Resources
Enterprise Ltd.	8,877,726	32,534
China Shipping
Development Co.	9,605,389	32,227
GOME Electrical
Appliances Holdings Ltd.	12,313,310	27,979
China Unicom Ltd.	12,697,593	27,552
China Coal Energy Co.	12,982,000	27,394
China Resources
Power Holdings Co., Ltd.	10,794,940	27,237

Emerging Markets Stock Index Fund

		Market
		Value•
	Shares	($000)
Yanzhou Coal Mining Co.
Ltd. H Shares	14,646,642	27,071
Fujian Zijin Mining
Industry Co., Ltd.	29,770,120	27,037
Anhui Conch
Cement Co. Ltd.	3,240,568	25,859
China Resources
Land Ltd.	12,266,000	25,301
Jiangxi Copper Co. Ltd.	10,354,847	25,166
*^China Citic Bank	36,989,590	24,397
China Mengniu
Dairy Co., Ltd.	7,441,636	22,207
* China Railway
Group, Ltd.	23,155,616	22,166
Shimao Property
Holdings Ltd.	10,979,362	21,831
^Guangzhou R&F
Properties Co. Ltd.	7,606,000	21,719
Angang Steel Co., Ltd.	8,122,486	20,359
^Country Garden
Holdings Co.	23,872,307	20,345
Lenovo Group Ltd.	25,817,957	19,806
Chaoda Modern
Agriculture Holdings Ltd.	13,550,659	19,487
^Huaneng Power
International, Inc.
H Shares	22,955,722	19,287
China Netcom Group
Corp. Hong Kong Ltd.	6,214,502	18,774
Denway Motors Ltd.	36,602,668	18,568
* China Railway
Construction Corp.	11,807,000	18,332
^PICC Property and
Casualty Co., Ltd.	18,207,551	17,871
Inner Mongolia Yitai
Coal Co., Ltd.	2,477,400	17,303
Beijing Datang Power
Generation Co., Ltd.	24,622,916	16,976
^Hengan International
Group Co. Ltd.	4,752,000	16,961
* China National Building
Material Co., Ltd.	6,745,589	16,682
Shanghai Industrial
Holding Ltd.	4,007,645	16,604
Cosco Pacific Ltd.	8,378,532	15,843
Agile Property
Holdings, Inc.	11,267,177	15,615
^Li Ning Co., Ltd.	5,080,568	15,068
* China Insurance
International
Holdings Co., Ltd.	5,271,007	14,023
Beijing Enterprises
Holdings Ltd.	3,394,000	13,980
*^China Everbright Ltd.	5,446,670	13,854
*^Alibaba.com, Ltd.	7,501,687	13,819
^Air China Ltd.	18,084,018	13,437

			Market
			Value•
		Shares	($000)
*	China Vanke Co., Ltd.	5,431,100	13,058
^	Sinofert Holdings, Ltd.	16,308,000	12,441
	Shanghai Electric
	Group Co., Ltd. Class H	21,256,548	11,918
^	Beijing Capital
	International
	Airport Co., Ltd.	11,518,794	11,756
	Dongfeng Motor Corp.	21,682,092	11,718
	Zhejiang
	Expressway Co., Ltd.	10,882,768	11,443
	China Shipping Container
	Lines Co. Ltd.	25,293,618	11,139
	China Oilfield
	Services Ltd.	5,788,000	10,656
*^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	6,060,872	10,615
	Nine Dragons Paper
	Holdings Ltd.	9,787,150	10,534
*	China Communication
	Services Corp. Ltd.	13,460,000	10,330
	China Travel International	21,816,859	9,741
*	China Molybdenum
	Co. Ltd.	8,884,626	9,651
	Hopson Development
	Holdings Ltd.	4,436,211	9,513
	Shanghai Zhenhua
	Port Machinery Co., Ltd.
	Class B	5,019,299	9,302
*	Yantai Changyu Pioneer
	Wine Co., Ltd.	1,340,140	9,272
	Guangdong
	Investment Ltd.	18,583,624	9,098
*	Semiconductor
	Manufacturing
	International Corp.	119,544,390	9,055
	China International
	Marine Containers
	(Group) Co.,Ltd.	5,887,059	9,000
	CNPC Hong Kong Ltd.	18,414,330	8,852
	Jiangsu Expressway Co.
	Ltd. H Shares	9,386,787	8,762
	Maanshan Iron and
	Steel Co. Ltd.	13,505,182	8,709
*	Harbin Power
	Equipment Co., Ltd.	5,101,867	8,707
^	BYD Co. Ltd.	4,392,769	7,679
*	Shougang Concord
	International Enterprises
	Company Ltd.	24,565,469	7,618
*	China Agri-Industries
	Holdings Ltd.	10,859,534	7,608
*	China Bluechemical, Ltd.	12,910,000	7,520
	ZTE Corp.	1,752,225	7,368
	Shenzhen Investment Ltd.	13,287,784	7,244

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sinopec Shanghai
	Petrochemical Co. Ltd.	18,244,108	7,156
*	CITIC Resources
	Holdings Ltd.	14,242,000	6,588
	Guangzhou Investment
	Co. Ltd.	29,338,000	6,551
	The Guangshen
	Railway Co., Ltd.	10,985,605	6,340
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co., Ltd.
	Class B	3,778,800	6,283
*	KWG Property
	Holding, Ltd.	5,880,000	6,139
*^	China Southern
	Airlines Co. Ltd.	8,553,533	5,615
	Dongfang Electrical
	Corp Ltd.	1,316,000	5,352
*^	China Eastern
	Airlines Corp. Ltd.	11,817,782	5,103
	^Hunan Non-Ferrous
	Metal Corp., Ltd.	12,652,000	4,837
	Xinao Gas Holdings Ltd.	2,414,695	4,440
	^Tsingtao Brewery Co., Ltd.	1,355,058	3,856
	TPV Technology Ltd.	5,526,669	3,853
	Weichai Power Co., Ltd.
	Class H	530,920	2,986
	Global Bio-chem
	Technology Group
	Co. Ltd.	6,218,321	2,881
	Zhejiang Southeast
	Electric Power Co., Ltd.	2,944,678	2,685
	^Huadian Power
	International Corp. Ltd.	6,400,758	2,292
	Shenzhen
	Expressway Co. Ltd.	3,116,953	2,284
	Sinotrans Ltd.	6,466,855	2,185
	Weiqiao Textile Co. Ltd.	1,812,777	2,166
*^	China Foods Ltd.	3,478,750	2,051
	Shanghai Forte
	Land Co., Ltd.	4,616,000	2,028
	TravelSky Technology Ltd.	2,310,488	2,004
*^	Brilliance China
	Automotive
	Holdings Ltd.	10,416,497	1,944
	^FU JI Food &
	Catering Services	1,107,600	1,815
	Guangdong Electric
	Power Development
	Co., Ltd.	2,971,391	1,527
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	6,944,000	1,401
*	Genting International PLC	2,083,831	935
			3,900,601

		Market
		Value•
	Shares	($000)
Colombia (0.2%)
Bancolombia SA ADR	1,108,479	44,250

Czech Republic (0.8%)
Ceske Energeticke
Zavody a.s.	1,527,634	113,022
Komercni Banka a.s.	112,761	27,667
Cesky Telecom a.s.	838,881	25,652
* Central European Media
Enterprises Ltd.	211,577	21,834
Zentiva NV	193,092	10,873
* Unipetrol a.s.	252,616	4,185
Philip Morris CR a.s.	3,324	1,217
		204,450
Egypt (0.6%)
Orascom Telecom
Holding SAE GDR	976,449	72,717
Orascom Construction
Industries GDR	444,905	71,376
		144,093
Hungary (0.7%)
OTP Bank Nyrt.	1,963,117	83,714
MOL Hungarian Oil and
Gas Nyrt.	443,528	63,222
Richter Gedeon Nyrt.	104,194	21,501
Magyar Tavkozlesi Nyrt.	3,500,590	18,614
		187,051
India (7.2%)
* Reliance Industries Ltd.	4,793,384	309,268
Infosys Technologies Ltd.	3,306,822	143,085
Housing Development
Finance Corp. Ltd.	1,519,960	105,201
ICICI Bank Ltd.	3,687,736	80,404
Reliance Communication
Ventures	4,547,153	65,034
HDFC Bank Ltd.	1,442,854	54,542
Larsen & Toubro Ltd.	707,655	52,219
Oil and Natural
Gas Corp. Ltd.	1,892,506	48,306
ICICI Bank Ltd. ADR	976,872	43,559
ITC Ltd.	7,856,909	42,561
Hindustan Lever Ltd.	6,348,334	39,341
Bharat Heavy
Electricals Ltd.	824,992	38,804
Satyam Computer
Services Ltd.	2,876,684	34,177
Axis Bank Ltd.	1,449,961	33,121
Reliance Capital Ltd.	817,316	30,498
Reliance Energy Ltd.	783,097	27,594
Jindal Steel & Power Ltd.	456,285	27,067
* Sterlite Industries
(India) Ltd.	1,261,082	26,910
Tata Iron and
Steel Co. Ltd.	1,288,194	26,109
DLF Ltd.	1,485,683	25,949

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Jaiprakash Associates Ltd.	3,453,283	23,193
	Tata Motors Ltd.	1,348,007	22,251
	Wipro Ltd.	1,824,012	21,996
	Tata Consultancy
	Services Ltd.	934,310	21,255
	Infrastructure
	Development Finance
	Co., Ltd.	4,725,296	20,769
	Gail India Ltd.	1,866,269	20,366
*	Reliance Petroleum Ltd.	4,017,806	20,001
	Tata Power Co. Ltd.	561,707	19,339
*	Hindalco Industries Ltd.	3,839,972	18,439
	Unitech, Ltd.	2,360,973	18,121
	State Bank of India	410,311	17,958
	Kotak Mahindra Bank	896,278	17,469
*	Indiabulls Real Estate Ltd.	1,261,985	17,207
	Mahindra & Mahindra Ltd.	993,074	16,512
*	Sun Pharmaceutical
	Industries Ltd.	443,875	15,936
*	Grasim Industries Ltd.	261,713	15,580
	Steel Authority of India Ltd.	3,397,343	15,533
	NTPC Ltd.	3,077,196	14,970
	HDFC Bank Ltd. ADR	128,361	14,479
*	Essar Oil Ltd.	2,043,288	14,052
*	Reliance Natural
	Resources, Ltd.	4,618,849	13,976
	Indiabulls Financial
	Services Ltd.	1,002,090	13,329
	Ambuja Cements Ltd.	4,555,499	12,795
	Ranbaxy Laboratories Ltd.	1,076,929	12,698
	Cipla Ltd.	2,364,267	12,471
*	GMR Infrastructure Ltd.	3,027,412	12,080
	Glenmark
	Pharmaceuticals Ltd.	726,894	12,063
	Hero Honda Motors Ltd.	573,155	12,020
	Siemens India Ltd.	840,373	11,904
*	Centurion Bank of
	Punjab Ltd.	8,908,793	11,090
	Dr. Reddy’s
	Laboratories Ltd.	712,124	10,932
*	Asea Brown Boveri
	India Ltd.	354,362	9,992
	Maruti Udyog Ltd.	486,262	8,905
*	Aditya Birla Nuvo Ltd.	233,658	8,372
*	Cairn India Ltd.	1,343,255	8,262
	Zee Entertainment
	Enterprises	1,558,167	8,205
	Satyam Computer
	Services Ltd. ADR	319,103	8,195
	Associated
	Cement Cos. Ltd.	397,595	7,463
	Bharat
	Petroleum Corp. Ltd.	667,555	6,748
	Indian Hotels Co. Ltd.	2,241,567	6,433
*	United Spirits Ltd.	150,263	5,978
	State Bank of India GDR	59,979	5,523

			Market
			Value•
		Shares	($000)
*	Ultratech Cemco Ltd.	269,226	5,082
	Tata Communications Ltd.	391,346	4,792
	HCL Technologies Ltd.	623,836	4,440
	Baja Auto Ltd.	241,532	4,267
	^Wipro Ltd. ADR	307,872	4,002
	Bharat Electronics Ltd.	115,555	3,778
	Mahanagar Telephone
	Nigam Ltd.	1,365,059	3,730
	Tata Tea Ltd.	120,734	2,705
	Dr. Reddy’s
	Laboratories Ltd. ADR	162,970	2,489
*	Dish TV India Ltd.	726,303	1,039
*^	Tata Communications Ltd.	26,018	641
^	Mahanagar Telephone
	Nigam Ltd. ADR	58,134	324
	Infosys Technologies
	Ltd. ADR	5,765	252
			1,876,150
Indonesia (1.5%)
	PT Bumi Resources Tbk	128,737,252	92,729
	PT Telekomunikasi
	Indonesia Tbk	74,406,679	71,496
	PT Astra International Tbk	15,033,274	32,527
	PT Bank Central Asia Tbk	91,464,427	29,716
	PT Bank Rakyat
	Indonesia Tbk	40,748,712	26,316
	PT Perusahaan Gas
	Negara Tbk	15,232,312	19,918
	PT Bank Mandiri Tbk	54,022,498	16,784
	PT United Tractors Tbk	9,645,077	12,547
	PT Indonesian
	Satellite Corp. Tbk	18,464,353	12,124
	PT International Nickel
	Indonesia Tbk	14,980,650	10,762
	PT Aneka Tambang Tbk	25,163,659	9,517
	PT Unilever Indonesia Tbk	12,064,735	8,873
	PT Bank Danamon Tbk	13,293,538	8,190
	PT Indofood Sukses
	Makmur Tbk	32,124,868	7,911
	PT Astra Agro Lestari Tbk	2,975,180	7,643
	PT Semen Gresik Tbk	11,452,320	5,235
*	PT Truba Alam Manunggal
	Engineering Tbk	54,675,267	5,148
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	7,320,319	4,440
	PT Gudang Garam Tbk	4,561,100	3,736
*	PT Bank Indonesia Tbk	36,929,452	2,356
*	PT Energi Mega
	Persada Tbk	18,089,030	2,010
	PT Ramayana Lestari
	Sentosa Tbk	22,401,620	1,941
*	PT Bank Pan
	Indonesia Tbk
	Warrants Exp. 7/10/09	7,066,431	184
			392,103

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Israel (2.3%)
	Teva Pharmaceutical
	Industries Ltd.	5,628,184	265,391
	Israel Chemicals Ltd.	3,801,383	69,883
	Bank Leumi Le-Israel	6,297,035	31,279
*	Check Point Software
	Technologies Ltd.	1,317,549	31,121
	Bank Hapoalim Ltd.	7,019,936	29,743
*	The Israel Corp. Ltd.	17,058	21,123
	Makhteshim-Agan
	Industries Ltd.	2,156,968	19,798
*	NICE Systems Ltd.	451,785	14,577
	Partner Communications
	Co. Ltd.	617,083	14,508
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,801,840	14,452
	Elbit Systems Ltd.	183,240	10,172
	Cellcom Israel Ltd.	295,864	9,781
*	Israel Discount Bank Ltd.	3,334,550	8,101
	Ormat Industries Ltd.	602,647	7,827
	United Mizrahi Bank Ltd.	929,303	7,768
*	Oil Refineries Ltd.	7,646,557	7,044
	Africa-Israel
	Investments Ltd.	96,273	6,341
	Discount Investment
	Corp. Ltd.	200,963	5,555
	Koor Industries Ltd.	70,914	4,642
	IDB Development
	Corp. Ltd.	155,135	4,408
	Delek Group, Ltd.	19,012	3,280
	Harel Insurance
	Investments Ltd.	60,717	3,265
	Migdal Insurance
	Holdings Ltd.	2,095,461	3,197
	Clal Insurance Enterprise
	Holdings Ltd.	146,648	2,909
*	Retalix Ltd.	160,625	2,328
	Gazit Globe (1982) Ltd.	198,898	2,106
*^	Alvarion Ltd.	295,331	1,926
*	Strauss Group Ltd.	113,612	1,709
*	Given Imaging Ltd.	84,297	1,432
*	Audiocodes Ltd.	266,259	1,086
*	Aladdin Knowledge Systems	58,338	849
*	Radware Ltd.	81,042	802
			608,403
Malaysia (2.4%)
	Bumiputra-Commerce
	Holdings Bhd.	18,628,632	58,874
	IOI Corp. Bhd.	24,172,955	55,836
	Sime Darby Bhd.	17,621,913	53,552
	Malayan Banking Bhd.	17,927,592	45,527
	Public Bank Bhd.	7,821,760	28,256
	Genting Bhd.	13,701,890	27,809

			Market
			Value•
		Shares	($000)
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	8,072,965	23,432
	Resorts World Bhd.	21,610,810	23,120
	Tenaga Nasional Bhd.	9,441,846	19,603
*	TM International Bhd.	7,596,840	17,194
	Kuala Lumpur Kepong Bhd.	3,166,708	16,794
	YTL Corp., Bhd.	6,172,262	14,623
	AMMB Holdings Bhd.	12,089,658	14,409
	British American
	Tobacco Bhd.	953,405	12,890
	PPB Group Bhd.	3,538,344	12,045
	Petronas Gas Bhd.	3,720,228	11,775
	Gamuda Bhd.	11,820,288	11,645
	PLUS Expressways Bhd.	11,050,782	11,274
	UMW Holdings
	Malaysia Bhd.	5,372,460	11,242
	Berjaya Sports Toto Bhd.	5,625,956	9,083
	Telekom Malaysia Bhd.	7,862,340	9,013
	KNM Group Bhd.	4,369,831	8,831
	Digi.com Bhd.	1,137,695	8,753
	Tanjong Public Ltd. Co.	1,688,136	8,615
	IJM Corp. Bhd.	4,486,350	8,159
	SP Setia Bhd.	5,702,152	7,672
	Hong Leong Bank Bhd.	3,639,436	7,029
	Bursa Malaysia Bhd.	2,393,152	6,776
	Magnum Corp., Bhd.	6,077,242	6,566
	YTL Power
	International Bhd.	7,186,907	5,895
	Malaysia Mining
	Corp., Bhd.	4,698,600	5,481
	Alliance Financial
	Group Bhd.	5,372,317	5,256
	Petronas Dagangan Bhd.	1,949,000	5,094
	UEM World Bhd.	4,868,983	5,021
	Asiatic Development Bhd.	1,769,300	4,575
	RHB Capital Bhd.	2,546,135	4,034
	Lafarge Malayan
	Cement Bhd.	2,717,920	3,547
	IGB Corp., Bhd.	5,856,800	3,476
	Malaysian Airline
	System Bhd.	2,681,900	3,402
	Astro All Asia
	Networks PLC	2,996,790	3,315
	KLCC Property
	Holdings Bhd.	3,202,600	3,083
	Hong Leong
	Financial Group Bhd.	1,760,400	2,772
*	Proton Holdings Bhd.	2,245,300	2,767
*	Airasia Bhd.	6,290,748	2,512
	Media Prima Bhd.	2,945,400	2,326
	Shell Refining Co.
	Malaysia Bhd.	566,944	2,083
	Star Publications Bhd.	1,823,532	2,019
*	Malaysian
	Resources Corp., Bhd.	3,903,294	1,851

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Malaysian Bulk
	Carriers Bhd.	1,333,275	1,846
	Guinness Anchor Bhd.	1,015,291	1,816
	Multi-Purpose
	Holdings Bhd.	2,601,000	1,506
	TA Enterprise Bhd.	3,809,300	1,388
	IOI Properties Bhd.	383,500	1,360
	DRB-Hicom Bhd.	3,047,900	1,281
	Malaysian Pacific
	Industries Bhd.	455,300	1,263
*	Mulpha International Bhd.	3,666,000	1,147
	Pos Malaysia & Services
	Holding Bhd.	1,759,800	1,131
	Scomi Group Bhd.	3,271,199	1,024
			632,668
Mexico (4.7%)
	America Movil SA de CV	133,482,920	387,770
	Cemex SA CPO	51,813,761	143,900
	Grupo Televisa SA CPO	18,070,366	89,139
	Wal-Mart de Mexico SA	21,765,164	88,067
	Telefonos de Mexico SA	48,237,014	86,920
	Fomento Economico
	Mexicano UBD	15,952,368	69,657
	Grupo Mexico SA de CV	9,354,683	68,380
	Grupo Financerio
	Banorte SA de CV	9,711,630	42,879
	Industrias Penoles SA
	Series CP	742,349	21,873
	Grupo Carso SA de CV
	Series A1	4,347,966	19,873
*	Empresas ICA SA de CV	3,255,123	19,710
	Grupo Modelo SA	3,895,347	17,199
	Grupo Elektra SA	544,440	16,825
	Kimberly Clark de Mexico
	SA de CV Series A	3,477,992	16,497
	Alfa SA de CV Series A	2,314,731	16,249
	Grupo Bimbo SA	2,205,388	14,117
*	Carso Global
	Telecom SAB de CV	2,615,318	12,899
*	Corporacion GEO,
	SA de CV	3,244,217	12,118
*	Desarrolladora
	Homex SA de CV	1,133,090	11,277
	Coca-Cola Femsa
	SA de CV	2,049,153	10,686
*	URBI Desarrollos
	Urbanos SA de CV	3,322,193	10,646
	Grupo Aeroportuario
	del Pacifico SA ADR	200,593	8,198
*	Banco Conpartamos
	SA de CV	1,783,091	7,490
	Controladora Comercial
	Mexicana SA
	de CV (Units)	2,650,735	7,488

			Market
			Value•
		Shares	($000)
*	Axtel, SAB. de CV	3,842,700	7,107
	Grupo Aeroportuario
	del Pacifico SA	1,469,607	6,009
	Grupo Aeroportuario
	del Sureste SA de CV	889,430	5,000
	Consorcio ARA SA de CV	3,356,355	3,517
*	Carso Infraestructura y
	Construccion, SA	2,732,799	2,676
	Cemex SAB de CV ADR	12,499	346
			1,224,512
Peru (0.7%)
	Southern Peru Copper
	Corp. (U.S. Shares)	361,992	41,542
	Credicorp Ltd.	500,057	40,004
	Southern Copper Corp.	290,569	33,415
	Compania de Minas
	Buenaventura SA	484,047	31,263
	Minsur SA	2,925,271	9,610
	Compania de Minas
	Buenaventura S.A.u. ADR	133,773	8,370
	Volcan Compania
	Minera SA	3,066,821	7,167
	Compania Minera
	Milpo SA	1,504,815	5,505
			176,876
Philippines (0.4%)
	Philippine Long Distance
	Telephone Co.	419,810	25,510
	Bank of Philippine Islands	8,509,009	10,041
	Ayala Corp.	1,365,736	9,544
	Ayala Land, Inc.	39,133,250	8,999
	SM Investments Corp.	1,244,356	7,326
	Manila Electric Co.	3,423,032	6,530
	Globe Telecom, Inc.	202,993	6,521
	PNOC Energy
	Development Corp.	46,249,703	5,656
	Banco De Oro	4,510,491	4,997
*	International Container
	Terminal Services, Inc.	6,647,426	4,767
	SM Prime Holdings, Inc.	28,052,766	4,758
	Metropolitan
	Bank & Trust Co.	4,229,310	3,484
	Megaworld Corp.	64,219,739	3,101
	Jollibee Foods Corp.	2,937,059	3,050
	San Miguel Corp.
	Class B	1,701,384	1,968
	Petron Corp.	9,394,592	1,258
	First Philippine
	Holdings Corp.	1,124,045	1,073
*	Filinvest Land, Inc.	37,239,383	874
			109,457

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Poland (1.7%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	3,687,481	76,277
	Bank Polska Kasa Opieki
	Grupa Pekao SA	773,021	67,000
	Telekomunikacja Polska SA	5,177,598	52,022
	Polski Koncern Naftowy SA	2,377,284	44,906
	KGHM Polska Miedz SA	890,965	41,167
	Polish Oil & Gas	8,833,971	16,606
*	Globe Trade Centre SA	916,031	15,024
	Bank Zachodni WBK SA	166,173	12,149
	TVN SA	1,140,715	11,684
	Asseco Poland SA	368,930	11,155
*	Bank Rozwoju Eksportu SA	67,130	10,867
*	Polimex Mostostal SA	3,306,832	10,366
*	PBG SA	65,745	8,735
	BIG Bank Gdanski SA	2,250,607	7,884
*	Getin Holding SA	1,299,519	7,108
	Agora SA	310,866	5,693
*	Cersanit-Krasnystaw SA	557,477	5,624
*	Echo Investment SA	1,866,262	5,599
	Orbis SA	212,975	5,505
*	Grupa Lotos SA	210,820	3,156
	Grupa Kety SA	55,196	2,881
*	Bioton SA	9,561,066	2,783
	Bank Przemyslowo
	Handlowy PBK SA	68,306	2,737
	Polska Grupa
	Farmaceutyczna SA	39,720	1,478
	Debica SA	28,557	1,221
	Sygnity SA	49,782	714
*	Boryszew SA	159,205	569
			430,910
Russia (9.5%)
	OAO Gazprom
	Sponsored ADR	17,415,570	921,487
	LUKOIL Sponsored ADR	3,444,727	309,546
*	Sberbank	63,327,876	205,282
	MMC Norilsk Nickel ADR	6,329,670	169,834
	Mobile TeleSystems ADR	1,469,604	114,012
	OAO Vimpel-
	Communications
	Sponsored ADR	3,403,899	102,662
	Tatneft GDR	498,762	63,590
	RAO Unified Energy
	System GDR	608,071	56,792
	Surgutneftegaz OJSC ADR	5,551,125	53,683
*	VTB Bank OJSC GDR	6,354,671	47,165
	Rosneft Oil Co. GDR	4,683,335	45,579
	NovaTek OAO GDR	562,217	42,347
	Mechel OAO ADR	256,184	37,352
	Cherepovets MK
	Severstal GDR	1,494,234	36,534
	Rostelecom ADR	451,446	31,217
	Polyus Gold ADR	565,346	30,058

			Market
			Value•
		Shares	($000)
	Novolipetsk Steel GDR	577,755	25,524
	Surgutneftegaz Pfd.	51,411,928	24,829
	Sistema JSFC GDR	720,041	21,790
*	PIK Group-GDR	734,014	19,408
	Magnitogorsk Iron &
	Steel Works-GDR	1,001,408	17,321
	Wimm-Bill-Dann
	Foods ADR	126,025	15,337
*	Gazprom Neft	2,480,550	15,104
*	Pharmstandard-GDR	576,912	14,376
*	Transneft OAO	11,642	14,260
*	RAO Unified Energy
	System of Russia	14,792,086	12,612
	Comstar United
	Telesystems GDR	1,254,325	12,346
*	OAO TMK-GDR	212,416	6,973
*	Sberbank Pfd.	1,748,804	3,540
			2,470,560
South Africa (6.6%)
	Sasol Ltd.	4,407,226	249,923
	MTN Group Ltd.	10,970,975	208,492
	Impala Platinum
	Holdings Ltd.	3,949,798	159,854
	Standard Bank Group Ltd.	8,427,737	99,885
	Anglo Platinum Ltd.	523,091	83,425
	Naspers Ltd.	2,846,611	61,340
	Gold Fields Ltd.	4,580,282	61,249
	AngloGold Ltd.	1,632,540	54,939
	ArcelorMittal
	South Africa, Ltd.	1,490,310	44,957
	Remgro Ltd.	1,704,670	44,904
	Sanlan Ltd.	16,694,054	43,888
	FirstRand Ltd.	20,856,194	42,877
	Telkom South Africa Ltd.	2,176,464	36,831
	Bidvest Group Ltd.	1,960,856	29,438
*	Harmony Gold
	Mining Co., Ltd.	2,528,440	29,133
	African Rainbow
	Minerals Ltd.	856,293	29,035
	Murray & Roberts
	Holdings Ltd.	2,230,151	25,949
	Kumba Iron Ore Ltd.	587,533	25,534
	Nedbank Group Ltd.	1,540,726	23,207
	Tiger Brands Ltd.	1,216,367	23,172
	Pretoria Portland
	Cement Co. Ltd.	4,019,400	21,157
	Sappi Ltd.	1,539,364	20,793
	African Bank
	Investments Ltd.	5,887,577	20,572
	Barloworld Ltd.	1,362,963	19,863
	Aveng Ltd.	2,577,797	19,407
	Shoprite Holdings Ltd.	3,246,757	18,293
	Steinhoff International
	Holdings Ltd.	7,328,574	17,917
	Exxaro Resources Ltd.	1,051,520	17,286
	ABSA Group Ltd.	1,142,897	14,274

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Massmart Holdings Ltd.	1,518,358	14,117
	Imperial Holdings Ltd.	1,319,146	13,283
	Truworths
	International Ltd.	3,381,271	11,375
	Reunert Ltd.	1,342,922	9,905
	Network Healthcare
	Holdings Ltd.	8,488,497	9,819
	Investec Ltd.	1,334,802	9,695
	Woolworths Holdings Ltd.	6,090,939	9,551
	RMB Holdings Ltd.	2,736,954	8,951
	Liberty Group Ltd.	875,397	8,253
	Foschini Ltd.	1,546,728	7,351
	Aspen Pharmacare
	Holdings Ltd.	1,643,607	6,730
	Pick’n Pay Stores Ltd.	1,683,342	6,545
	JD Group Ltd.	1,376,132	6,394
	Spar Group Ltd.	682,887	5,035
	Nampak Ltd.	2,087,042	4,536
	Grindrod Ltd.	1,258,208	4,290
	Metropolitan Holdings Ltd.	2,182,508	3,781
	Fountainhead
	Property Trust	3,934,592	2,909
	AVI Ltd.	1,374,954	2,711
	Lewis Group Ltd.	398,414	2,018
	Super Group Ltd.	1,323,425	1,232
			1,696,075
South Korea (13.7%)
	Samsung
	Electronics Co., Ltd.	661,350	468,836
	POSCO	398,063	196,070
	Kookmin Bank	1,929,461	134,607
	Shinhan Financial
	Group Co. Ltd.	2,061,929	119,118
	Hyundai Heavy
	Industries Co., Inc.	305,366	108,456
1	Samsung Electronics
	Co., Ltd. GDR	302,449	106,877
	LG Electronics Inc.	690,252	107,241
	Hyundai Motor Co., Ltd.	1,121,666	94,359
	Samsung Electronics
	Co., Ltd. Pfd.	149,918	77,192
	POSCO ADR	590,881	72,915
^	Samsung Corp.	968,461	66,743
	Shinsegae Co., Ltd.	103,166	66,722
	KT & G Corp.	784,460	64,932
*	NHN Corp.	279,109	64,689
	Samsung Fire & Marine
	Insurance Co.	258,911	56,596
	Korea Electric Power Corp.	1,441,081	48,097
	SK Energy Co., Ltd.	367,700	44,900
	Samsung Heavy
	Industries Co., Ltd.	1,260,410	42,778
	SK Holdings Co Ltd	256,238	39,667
	SK Telecom Co., Ltd.	194,669	39,176
	Kookmin Bank–
	Sponsored ADR	550,462	38,395

		Market
		Value•
	Shares	($000)
Hana Financial Group Inc.	847,300	38,316
LG Chem Ltd.	384,354	38,229
GS Engineering &
Construction Corp.	259,736	38,220
Hyundai Mobis	416,226	38,108
KT Corp.	809,154	37,414
^DC Chemical Co., Ltd.	88,421	35,594
LG. Philips LCD Co., Ltd.	787,496	34,318
^Samsung Securities Co. Ltd.	395,538	32,383
Daewoo Shipbuilding &
Marine Engineering
Co., Ltd.	701,882	30,490
^Hyundai Engineering &
Construction Co., Ltd.	324,213	29,755
Hyundai Development Co.	465,666	29,728
Hyundai Steel Co.	376,882	29,532
Korea Exchange Bank	1,906,070	29,024
Daelim Industrial Co.	201,922	27,256
LG Corp.	312,710	25,905
Shinhan Financial
Group Co., Ltd. ADR	209,086	24,283
Samsung Electro-
Mechanics Co.	442,968	23,962
^Doosan Heavy Industries
and Construction Co., Ltd.	227,794	23,909
Lotte Shopping Co., Ltd.	63,036	23,018
Samsung Techwin Co., Ltd.	390,054	22,964
S-Oil Corp.	334,736	22,531
^Samsung Engineering
Co., Ltd.	235,663	20,950
^Mirae Asset
Securities Co., Ltd.	151,147	20,695
SK Telecom Co., Ltd. ADR	893,642	20,169
^Daewoo Securities Co., Ltd.	846,210	19,699
*^STX Pan Ocean Co., Ltd.	7,505,400	19,407
* Samsung SDI Co. Ltd.	248,535	19,147
^Hyundai Mipo
Dockyard Co., Ltd.	86,824	19,033
^Daewoo Engineering &
|Construction Co., Ltd.	1,059,344	18,767
*^Kia Motors	1,382,554	18,384
Cheil Industrial, Inc.	336,015	18,313
* Hynix Semiconductor Inc.	663,590	17,668
^Doosan Infracore Co., Ltd.	547,942	17,664
Woori Finance
Holdings Co., Ltd.	888,590	17,457
^Kumkang Korea
Chemical Co., Ltd.	37,965	16,911
Kangwon Land Inc.	795,588	16,608
Hanjin Shipping Co., Ltd.	387,280	16,592
^LG Household &
Health Care Ltd.	79,695	16,488
^Hyundai Securities Co.	1,081,221	15,876
Hanwha Corp.	334,806	15,726
* Korea Telecom Freetel	567,409	15,648

Emerging Markets Stock Index Fund

		Market
		Value•
	Shares	($000)
Korea Investment
Holdings Co., Ltd.	291,712	15,415
Korea Electric
Power Corp. ADR	919,846	15,113
^Amorepacific Corp.	23,603	14,922
Samsung Card Co. Ltd.	260,896	14,482
Pusan Bank	896,099	14,418
Daegu Bank	902,815	14,316
Korean Air Co. Ltd.	258,644	13,913
* CJ Cheiljedang Corp.	54,644	13,901
^Woori Investment &
Securities Co., Ltd.	645,681	13,862
LS Cable Ltd.	139,710	13,694
Korea Gas Corp.	171,409	13,236
Daewoo International Corp.	341,927	13,175
Hanjin Heavy Industries &
Construction Co., Ltd.	222,067	12,660
^Hyundai Merchant
Marine Co., Ltd.	287,440	12,538
^Dongkuk Steel Mill Co., Ltd.	267,642	12,479
^STX Shipbuilding Co., Ltd.	336,137	11,976
Industrial Bank of Korea	609,300	11,608
Woongjin Coway Co., Ltd.	364,779	11,493
Hyundai Department
Store Co., Ltd.	106,092	11,181
*^Doosan Corp.	63,465	10,873
^Hite Brewery Co., Ltd.	91,588	10,815
^Hyosung Corp.	171,508	10,645
* SK Networks Co., Ltd.	521,870	10,164
Hankook Tire Co. Ltd.	657,226	10,075
Tong Yang Investment Bank	571,404	9,857
Hyundai Motor Co., Ltd.
2nd Pfd.	268,197	9,631
Dongbu Insurance Co., Ltd.	254,972	9,555
Korea Zinc Co., Ltd.	78,594	9,458
Honam Petrochemical Corp.	104,106	9,216
LG Telecom Ltd.	1,033,465	9,194
^Korea Line Corp.	45,612	9,003
KT Corp. ADR	376,229	8,698
Taihan Electric Wire Co., Ltd.	158,612	7,835
GS Holdings Corp.	177,608	7,091
Yuhan Corp.	31,070	6,815
^Lotte Confectionery Co., Ltd.	5,064	6,020
Hanwha Chemical Corp.	392,250	5,683
LG Dacom Corp.	288,980	5,460
^Kumho Industrial Co., Ltd.	161,863	5,391
Hyundai Marine & Fire
Insurance Co., Ltd.	251,436	5,146
LG Electronics Inc. Pfd.	67,109	4,780
S1 Corp.	72,040	4,525
STX Engine Co., Ltd.	101,266	4,510
Samsung Fine
Chemicals Co., Ltd.	65,936	3,798
^Hanmi Pharm Co., Ltd.	22,218	3,743
Cheil Communications Inc.	13,355	3,590
^Daishin Securities Co.	160,991	3,555

		Market
		Value•
	Shares	($000)
LG Fashion Corp.	98,169	2,846
Korean Reinsurance Co.	267,047	2,662
NCsoft Corp.	51,600	2,615
^ORION Corp.	12,607	2,610
^Lotte Chilsung
Beverage Co., Ltd.	2,256	2,580
LG International Corp.	113,436	2,560
* Daum
Communications Corp.	41,533	2,538
Hyundai Autonet Co., Ltd.	380,972	2,318
^Nong Shim Co. Ltd.	12,287	2,262
Asiana Airlines	315,318	1,971
Poongsan Corp.	101,500	1,814
Pacific Corp.	10,562	1,380
		3,542,171
Taiwan (11.4%)
Taiwan Semiconductor
Manufacturing Co., Ltd.	124,913,650	274,553
Hon Hai Precision
Industry Co., Ltd.	36,903,663	213,272
Cathay Financial
Holding Co.	40,576,431	113,849
China Steel Corp.	63,503,126	104,172
High Tech Computer Corp.	3,368,336	86,391
Nan Ya Plastic Corp.	36,418,291	85,578
Formosa Plastic Corp.	29,410,289	83,878
MediaTek Inc.	6,119,502	79,377
AU Optronics Corp.	39,403,874	77,019
Chunghwa
Telecom Co., Ltd.	29,592,465	76,345
Asustek Computer Inc.	23,187,157	75,025
Taiwan Semiconductor
Manufacturing Co.,
Ltd. ADR	6,130,527	68,907
* Chinatrust Financial
Holding	52,660,185	54,988
Mega Financial
Holding Co. Ltd.	61,066,224	53,713
Formosa Chemicals &
Fibre Corp.	20,361,276	49,359
United
Microelectronics Corp.	73,331,843	44,862
Chi Mei
Optoelectronics Corp.	30,054,666	41,985
Formosa
Petrochemical Corp.	13,628,000	40,322
First Financial
Holding Co., Ltd.	31,512,081	38,115
* Fuhwa Financial
Holdings Co., Ltd.	39,845,773	37,867
Acer Inc.	16,890,229	36,513
Innolux Display Corp.	12,152,263	35,807
Far Eastern Textile Ltd.	19,707,208	32,999
Delta Electronics Inc.	10,896,937	32,545
Taiwan Cement Corp.	19,216,627	31,173

68

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fubon Financial
	Holding Co., Ltd.	25,731,100	30,587
	China Development
	Financial Holding Corp.	64,779,522	30,223
	Uni-President
	Enterprises Co.	19,581,485	27,873
	Siliconware Precision
	Industries Co.	16,474,228	27,789
	Compal Electronics Inc.	22,931,191	25,517
	Shin Kong Financial
	Holdings Co.	27,443,037	25,404
	Taiwan Cellular Corp.	13,227,485	25,120
	Advanced Semiconductor
	Engineering Inc.	24,380,670	25,047
	Hau Nan Financial
	Holdings Co., Ltd.	24,301,695	24,827
	Quanta Computer Inc.	14,194,943	23,559
	Taiwan Fertilizer Co., Ltd.	4,737,000	22,980
	Powerchip
	Semiconductor Corp.	54,760,716	22,388
	SinoPac Holdings	44,775,214	22,075
	Chang Hwa
	Commercial Bank	26,819,094	21,464
	Asia Cement Corp.	11,201,375	20,108
	Foxconn
	Technology Co., Ltd.	3,106,103	19,920
	Inotera Memories, Inc.	22,315,620	19,614
*	Taishin Financial Holdings	34,096,678	17,700
*	Tatung Co., Ltd.	28,287,000	17,035
	Lite-On Technology Corp.	13,846,254	16,211
	KGI Securities Co., Ltd.	17,977,000	15,285
	Synnex Technology
	International Corp.	5,652,729	15,089
	Pou Chen Corp.	14,099,733	14,730
*	Chunghwa Picture
	Tubes, Ltd.	46,329,331	14,548
	Catcher Technology
	Co., Ltd.	3,658,747	14,266
*	HannStar Display Corp.	29,951,665	13,779
*	Chunghwa
	Telecom Co., Ltd.	533,006	13,597
	Wistron Corp.	7,768,275	13,370
^	AU Optronics Corp. ADR	674,652	13,169
*	E.Sun Financial
	Holding Co., Ltd.	21,073,637	12,648
	Novatek
	Microelectronics
	Corp., Ltd.	3,258,185	12,523
	Nanya Technology Corp.	19,356,397	12,370
	ProMOS
	Technologies Inc.	44,421,000	11,871
	President Chain
	Store Corp.	3,379,985	11,824
	Powertech
	Technology Inc.	2,935,000	11,785

			Market
			Value•
		Shares	($000)
	Macronix
	International Co., Ltd.	21,742,962	11,295
*	Tung Ho Enterprise Corp.	5,317,000	10,788
	U-Ming Marine
	Transport Corp.	3,160,600	10,563
	Taiwan Cooperative Bank	9,927,000	10,396
	Largan Precision Co., Ltd.	757,328	10,283
*	Polaris Securities Co., Ltd.	13,718,457	10,210
*^	United Microelectronics
	Corp. ADR	2,929,180	10,135
	Epistar Corp.	3,695,192	10,046
	Walsin Lihwa Corp.	18,498,970	9,335
	Cheng Shin Rubber
	Industry Co., Ltd.	4,897,033	9,273
*	Far Eastern
	Department Stores Ltd.	5,471,000	9,158
	Far EasTone
	Telecommunications
	Co., Ltd.	5,335,043	9,066
	Tripod Technology Corp.	2,588,180	8,772
*	Sino-American Silicon
	Products, Inc.	1,280,000	8,583
	Teco Electric &
	Machinery Co., Ltd.	12,952,000	8,504
	Realtek Semiconductor
	Corp.	2,929,853	8,475
*	Qisda Corp.	9,360,415	8,446
	Unimicron
	Technology Corp.	5,998,440	8,219
	Transcend Information Inc.	2,121,000	8,002
*	Everlight Electronics
	Co., Ltd.	1,978,000	7,588
	Evergreen Marine Corp.	7,845,879	7,461
	Winbond
	Electronics Corp.	25,054,000	7,388
	Formosa Taffeta Co., Ltd.	6,459,868	7,335
	Yulon Motor Co., Ltd.	5,578,763	7,301
	Mitac International Corp.	8,077,772	7,191
*	CMC Magnetics Corp.	20,271,700	7,070
	Inventec Co., Ltd.	11,165,711	7,015
	Wan Hai Lines Ltd.	7,666,370	6,856
	Wintek Corp.	7,455,607	6,735
	Yang Ming
	Marine Transport	8,669,479	6,712
	Motech Industries Inc.	767,901	6,637
	Taiwan Glass
	Industrial Corp.	5,454,594	6,535
	Nan Ya Printed
	Circuit Board Corp.	1,195,670	6,258
	Yageo Corp.	17,736,520	6,105
	D-Link Corp.	3,802,366	5,997
	Mosel Vitelic Inc.	6,957,910	5,955
*	Wafer Works Corp.	1,250,000	5,917
*	RichTek Technology Corp.	593,000	5,663
*	Zinwell Corporation	1,640,000	5,603
	Cathay Construction Corp.	6,884,779	5,501

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Kinsus Interconnect
	Technology Corp.	1,857,600	5,449
	Advantech Co., Ltd.	2,082,810	5,352
	Vanguard International
	Semiconductor Corp.	6,627,265	5,281
	China Airlines	9,730,246	5,184
*	EVA Airways Corp.	9,270,879	5,113
*	Firich Enterprises Co., Ltd.	546,000	4,988
	Cheng Uei Precision
	Industry Co., Ltd.	2,184,304	4,946
	Siliconware Precision
	Industries Co. ADR	574,142	4,674
	Eternal Chemical Co., Ltd.	4,112,815	4,538
*	Via Technologies Inc.	7,217,379	4,530
	Taiwan Secom Corp., Ltd.	2,052,846	4,470
*	Pan-International
	Industrial Co., Ltd.	2,274,000	4,300
	Taiwan
	Navigation Co., Ltd.	1,810,000	4,208
	^Advanced Semiconductor
	Engineering Inc. ADR	788,390	4,068
	China Motor Co., Ltd.	4,419,588	3,868
	Asia Optical Co., Inc.	1,391,853	3,571
	Zyxel
	Communications Corp.	3,120,085	3,560
	Inventec Appliances Corp.	1,702,645	3,512
	Phoenix Precision
	Technology Corp.	4,671,900	3,393
	Compal
	Communications, Inc.	1,825,690	3,278
	Micro-Star
	International Co., Ltd.	2,981,972	2,603
*	Ritek Corp.	9,414,194	2,540
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	5,012,193	2,472
	Oriental Union
	Chemical Corp.	2,128,576	2,387
	Waterland
	Financial Holdings	5,763,100	2,089
	Gigabyte Technology
	Co., Ltd.	2,399,626	2,074
	Yieh Phui Enterprise	4,133,861	1,935
	Kinpo Electronics, Inc.	4,801,506	1,785
	Compeq
	Manufacturing Co., Ltd.	4,200,750	1,401
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—
			2,960,850
Thailand (1.5%)
	PTT Public Co. Ltd.
	(Foreign)	6,135,072	64,620
	PTT Exploration and
	Production Public
	Co. Ltd. (Foreign)	8,437,883	44,200
	Bangkok Bank
	Public Co., Ltd. (Foreign)	6,960,356	30,710

			Market
			Value•
		Shares	($000)
	Kasikornbank
	Public Co. Ltd. (Foreign)	10,579,837	29,341
	Siam Commercial
	Bank Public
	Co. Ltd. (Foreign)	7,290,437	20,490
	Advanced Info Service
	Public Co., Ltd. (Foreign)	6,576,687	19,185
	Siam Cement Public
	Co. Ltd. (Foreign)	2,434,885	16,571
	Banpu Public Co. Ltd.
	(Foreign)	1,027,075	14,293
*	Bangkok Bank
	Public Co., Ltd. (Local)	3,015,143	13,118
	IRPC Public Co.,
	Ltd. (Foreign)	70,890,460	12,960
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	8,861,009	10,339
	PTT Chemical Public Co.,
	Ltd. (Foreign)	2,687,755	9,082
*	Bank of Ayudhya
	PLC (Local)	10,927,058	8,378
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	21,776,037	7,484
	Thai Oil Public Co.,
	Ltd. (Foreign)	3,120,900	6,988
*	Thai Military Bank Public
	Co., Ltd. (Foreign)	154,221,144	6,599
	BEC World Public Co.
	Ltd. (Foreign)	6,753,830	5,907
*	Kasikornbank Public Co.,
	Ltd. (Local)	2,110,970	5,828
	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,356,656	5,822
	C.P. 7-Eleven Public
	Co. Ltd. (Foreign)	17,879,900	5,746
	Land and Houses
	Public Co. Ltd. (Foreign)	16,968,847	5,638
*	Siam Cement
	Public Co. Ltd. (Local)	844,138	5,539
	Central Pattana
	Public Co. Ltd. (Foreign)	5,054,000	4,581
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd.	2,859,800	4,129
	Glow Energy Public
	Co. Ltd. (Foreign)	3,965,900	4,091
	Siam City Cement
	Public Co. Ltd. (Foreign)	514,386	3,732
*	Banpu Public Co.
	Ltd. (Local)	253,648	3,489
	Electricity Generating
	Public Co. Ltd. (Foreign)	1,103,548	3,369
	Thai Airways International
	Public Co. Ltd. (Foreign)	3,819,740	3,311

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Siam Makro Public Co.
	Ltd. (Foreign)	705,300	2,273
	Thanachart Capital
	Public Co. Ltd. (Foreign)	3,122,410	1,665
	Precious Shipping
	Public Co. Ltd. (Foreign)	2,001,060	1,534
*	True Corp. Public Co.
	Ltd. (Foreign)	9,924,665	1,526
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	2,216,300	1,398
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	2,460,200	1,357
*	PTT Public Co., Ltd. (Local)	109,055	1,149
*	Electricity Generating
	Public Co. Ltd. (Local)	339,900	1,019
*	PTT Exploration and
	Production Public
	Co. Ltd. (Local)	99,468	521
*	Advanced Info Service
	Public Co., Ltd. (Local)	89,832	263
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	73,776	207
*	IRPC Public Co., Ltd.
	(Local)	1,054,000	193
*	Siam City Cement
	Public Co. Ltd. (Local)	14,982	109
*	Glow Energy
	Public Co. Ltd. (Local)	96,100	99
*	PTT Aromatics & Refining
	Public Co. Ltd. (Local)	82,300	96
*	TMB Bank Public Co., Ltd.	2,233,000	96
*	PTT Chemical
	Public Co. Ltd. (Local)	26,466	89
*	True Corp.
	Public Co. Ltd. (Local)	376,440	58
*	Krung Thai Bank
	Public Co. Ltd. (Local)	129,190	42
*	Airports of Thailand
	Public Co. Ltd. (Local)	18,400	32
*	Thai Airways International
	Public Co. Ltd. (Local)	396	—
*	Thanachart Capital
	Public Co. Ltd. (Local)	297	—
			389,266
Turkey (1.3%)
*	Turkiye Garanti
	Bankasi A.S.	7,781,997	41,661
	Akbank T.A.S.	6,693,488	34,747
*	Turkcell Iletisim
	Hizmetleri A.S.	4,076,008	33,118
	Turkiye Is Bankasi
	A.S. C Shares	7,186,478	33,118
	Eregli Demir ve
	Celik Fabrikalari A.S.	3,143,394	27,492
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	929,296	24,902

			Market
			Value•
		Shares	($000)
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	1,687,981	15,279
*	Turkiye Halk Bankasi A.S.	2,342,033	13,417
	Haci Omer Sabanci
	Holding A.S.	3,395,164	12,646
	Migros Turk A.S.	729,977	11,694
	Turkiye Vakiflar
	Bankasi TAO	5,673,497	11,517
*	Yapi ve Kredi Bankasi A.S.	5,149,976	11,406
	Enka Insaat ve Sanayi A.S.	807,108	10,989
*	KOC Holding A.S.	2,667,220	9,173
	Ford Otomotiv Sanayi A.S.	542,008	5,061
	Aksigorta A.S.	951,807	4,757
*	Dogan Sirketler Grubu
	Holding A.S.	3,850,544	4,645
	Turk Sise ve Cam
	Fabrikalari A.S.	2,616,241	4,058
	Tofas Turk Otomobil
	Fabrikasi A.S.	995,652	3,768
*	Petkim Petrokimya
	Holding A.S.	653,660	3,573
	Arcelik A.S.	797,341	3,548
*	Dogan Yayin Holding A.S.	1,620,777	3,437
*	Asya Katilim Bankasi AS	488,083	3,378
*	Hurriyet Azteccilik ve
	Matbaacillik A.S.	1,516,282	2,679
	Aygaz A.S.	399,652	1,538
*	Trakya Cam Sanayii A.S.	806,310	1,199
	Ulker Gida Sanayi ve
	Ticaret A.S.	498,113	1,153
	Akcansa Cimento A.S.	258,079	1,090
	Cimsa Cemento
	Sanayi ve Ticaret A.S.	222,187	1,074
	Adana Cimento
	Sanayii T.A.S.	228,864	925
*	Vestel Elektronik
	Sanayi ve Ticaret A.S.	523,856	919
*	Is Gayrimenkul Yatirim
	Ortakligi A.S.	979,867	890
			338,851
Total Common Stocks
(Cost $16,858,466)			25,887,495
Temporary Cash Investment (1.9%)
2	Vanguard Market
	Liquidity Fund,
	2.304%—Note E
(Cost $493,493) 493,493,147			493,493
Total Investments (101.7%)
(Cost $17,351,959)			26,380,988

Emerging Markets Stock Index Fund

Market
Value•
($000)
Other Assets and Liabilities (–1.7%)
Other Assets—Note B	255,358
Security Lending Collateral
Payable to Brokers—Note E	(493,493)
Other Liabilities	(208,558)
(446,693)
Net Assets (100%)	25,934,295

At April 30, 2008, net assets consisted of:[3]

Amount
($000)
Paid-in Capital	16,915,529
Undistributed Net Investment Income	147,225
Accumulated Net Realized Losses	(157,690)
Unrealized Appreciation
Investment Securities	9,029,029
Foreign Currencies	202
Net Assets	25,934,295

Investor Shares—Net Assets
Applicable to 421,336,645 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,505,449
Net Asset Value Per Share—
Investor Shares	$32.05

Admiral Shares—Net Assets
Applicable to 81,668,482 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,447,394
Net Asset Value Per Share—
Admiral Shares	$42.21

Amount
($000)
Signal Shares—Net Assets
Applicable to 12,388,241 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	503,228
Net Asset Value Per Share—
Signal Shares	$40.62

Institutional Shares—Net Assets
Applicable to 44,154,603 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,419,078
Net Asset Value Per Share—
Institutional Shares	$32.14

ETF Shares—Net Assets
Applicable to 69,480,038 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,059,146
Net Asset Value Per Share—
ETF Shares	$101.60

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of this security represented 0.4% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	272,662
Interest[2]	460
Security Lending	4,018
Total Income	277,140
Expenses
The Vanguard Group—Note B
Investment Advisory Services	247
Management and Administrative—Investor Shares	12,448
Management and Administrative—Admiral Shares	1,257
Management and Administrative—Signal Shares	168
Management and Administrative—Institutional Shares	155
Management and Administrative—ETF Shares	1,905
Marketing and Distribution—Investor Shares	1,415
Marketing and Distribution—Admiral Shares	253
Marketing and Distribution—Signal Shares	29
Marketing and Distribution—Institutional Shares	134
Marketing and Distribution—ETF Shares	782
Custodian Fees	13,129
Shareholders’ Reports—Investor Shares	132
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	171
Trustees’ Fees and Expenses	12
Total Expenses	32,244
Net Investment Income	244,896
Realized Net Gain (Loss)
Investment Securities Sold	50,214
Foreign Currencies	(2,106)
Realized Net Gain (Loss)	48,108
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,192,167)
Foreign Currencies	(843)
Change in Unrealized Appreciation (Depreciation)	(3,193,010)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,900,006)

1 Dividends are net of foreign withholding taxes of $19,374,000.

2 Interest income from an affiliated company of the fund was $460,000.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	244,896	372,700
Realized Net Gain (Loss)	48,108	174,147
Change in Unrealized Appreciation (Depreciation)	(3,193,010)	8,817,938
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,900,006)	9,364,785
Distributions
Net Investment Income
Investor Shares	(229,890)	(130,073)
Admiral Shares	(66,570)	(30,176)
Signal Shares	(8,343)	—
Institutional Shares	(24,830)	(11,028)
ETF Shares	(111,978)	(34,662)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(441,611)	(205,939)
Capital Share Transactions—Note G
Investor Shares	1,188,776	1,679,248
Admiral Shares	421,672	699,959
Signal Shares	173,533	330,912
Institutional Shares	139,207	356,607
ETF Shares	1,566,333	2,727,702
Net Increase (Decrease) from Capital Share Transactions	3,489,521	5,794,428
Total Increase (Decrease)	147,904	14,953,274
Net Assets
Beginning of Period	25,786,391	10,833,117
End of Period[1]	25,934,295	25,786,391

1 Net Assets—End of Period includes undistributed net investment income of $147,225,000 and $344,566,000.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.78	$22.05	$16.91	$12.88	$11.04	$7.48
Investment Operations
Net Investment Income	.313[1]	.604[1]	.396	.307	.263	.170
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(4.456)	14.522	5.059	3.982	1.749	3.512
Total from Investment Operations	(4.143)	15.126	5.455	4.289	2.012	3.682
Distributions
Dividends from Net Investment Income	(.587)	(.396)	(.315)	(.259)	(.172)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.587)	(.396)	(.315)	(.259)	(.172)	(.122)
Net Asset Value, End of Period	$32.05	$36.78	$22.05	$16.91	$12.88	$11.04

Total Return[3]	–11.30%	69.59%	32.55%	33.66%	18.43%	49.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,505	$14,150	$7,202	$4,937	$2,556	$1,589
Ratio of Total Expenses to
Average Net Assets	0.33%*	0.37%	0.42%	0.45%	0.48%	0.53%
Ratio of Net Investment Income to
Average Net Assets	1.72%*	2.24%	2.20%	2.48%	2.44%	2.26%
Portfolio Turnover Rate[4]	15%*	9%	26%	15%	11%	16%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.00, $.00, and $.00.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.5% fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Admiral Shares
	Six Months	Year	June 23,
	Ended	Ended	2006[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.44[2]	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	(5.88)	19.121	3.808
Total from Investment Operations	(5.44)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.82)	(.534)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.82)	(.534)	—
Net Asset Value, End of Period	$42.21	$48.47	$29.03

Total Return[4]	–11.26%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,447	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.36%	2.32%*
Portfolio Turnover Rate[5]	15%*	9%	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.01 and $.01.

4 Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Signal Shares

	Six Months	Jan. 19,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$46.61	$30.38
Investment Operations
Net Investment Income	.43[2]	.58[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(5.66)	15.65
Total from Investment Operations	(5.23)	16.23
Distributions
Dividends from Net Investment Income	(.76)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.76)	—
Net Asset Value, End of Period	$40.62	$46.61

Total Return[4]	–11.26%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$385
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.36%*
Portfolio Turnover Rate[5]	15%*	9%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01 and $.00.

4 Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.90	$22.11	$16.95	$12.90	$11.05	$7.49
Investment Operations
Net Investment Income	.340[1]	.686[1]	.443	.344	.287	.183
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(4.468)	14.533	5.059	3.982	1.749	3.512
Total from Investment Operations	(4.128)	15.219	5.502	4.326	2.036	3.695
Distributions
Dividends from Net Investment Income	(.632)	(.429)	(.342)	(.276)	(.186)	(.135)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(.429)	(.342)	(.276)	(.186)	(.135)
Net Asset Value, End of Period	$32.14	$36.90	$22.11	$16.95	$12.90	$11.05

Total Return[3]	–11.23%	69.90%	32.78%	33.92%	18.64%	50.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,419	$1,463	$559	$468	$245	$137
Ratio of Total Expenses to
Average Net Assets	0.16%*	0.20%	0.25%	0.25%	0.33%	0.38%
Ratio of Net Investment Income to
Average Net Assets	1.89%*	2.41%	2.37%	2.64%	2.61%	2.41%
Portfolio Turnover Rate[4]	15%*	9%	26%	15%	11%	16%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.00, $.00, and $.00.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

ETF Shares
	Six Months			March 4,
	Ended		Year Ended	2005[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$116.62	$69.91	$53.61	$50.55
Investment Operations
Net Investment Income	1.064[2]	2.130[2]	1.333	.87
Net Realized and Unrealized Gain (Loss) on Investments[3]	(14.115)	45.919	16.044	2.19
Total from Investment Operations	(13.051)	48.049	17.377	3.06
Distributions
Dividends from Net Investment Income	(1.969)	(1.339)	(1.077)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.969)	(1.339)	(1.077)	—
Net Asset Value, End of Period	$101.60	$116.62	$69.91	$53.61

Total Return	–11.25%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,059	$6,275	$1,582	$375
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%	0.30%	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.36%	2.32%	2.59%*
Portfolio Turnover Rate[4]	15%*	9%	26%	15%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.02, $.03, $.03, and $.00.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Emerging Markets Stock Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $2,022,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2008, the fund realized net foreign currency losses of $2,106,000, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized losses for the six months ended April 30, 2008, include taxes paid on realized capital gains on Indian securities of $1,000, which are treated as decreases to taxable income; accordingly these amounts have been reclassified from accumulated net realized losses to undistributed net investment income.

Emerging Markets Stock Index Fund

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $1,481,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $39,421,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2008, the fund realized $19,714,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $182,474,000 to offset future net capital gains of $15,143,000 through October 31, 2012, and $167,331,000 through October 31, 2014.

At April 30, 2008, the cost of investment securities for tax purposes was $17,391,380,000. Net unrealized appreciation of investment securities for tax purposes was $8,989,608,000, consisting of unrealized gains of $9,651,964,000 on securities that had risen in value since their purchase and $662,356,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2008, the fund purchased $5,127,358,000 of investment securities and sold $1,794,781,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2008, was $462,621,000, for which the fund received cash collateral of $493,493,000.

F. On June 4, 2008, the fund declared a 2-for-1 split of its ETF shares, to shareholders of record on June 13, 2008.

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,303,108	71,770	3,408,393	122,527
Issued in Lieu of Cash Distributions	222,741	6,776	123,741	5,215
Redeemed[1]	(1,337,073)	(41,873)	(1,852,886)	(69,648)
Net Increase (Decrease)—Investor Shares	1,188,776	36,673	1,679,248	58,094
Admiral Shares
Issued	724,461	16,701	1,276,261	35,934
Issued in Lieu of Cash Distributions	58,820	1,359	26,534	849
Redeemed[1]	(361,609)	(8,895)	(602,836)	(15,634)
Net Increase (Decrease)—Admiral Shares	421,672	9,165	699,959	21,149
Signal Shares
Issued	207,882	4,998	340,696	8,511
Issued in Lieu of Cash Distributions	7,172	172	—	—
Redeemed[1]	(41,521)	(1,045)	(9,784)	(248)
Net Increase (Decrease)—Signal Shares	173,533	4,125	330,912	8,263
Institutional Shares
Issued	215,066	6,899	515,085	20,056
Issued in Lieu of Cash Distributions	16,639	505	9,287	391
Redeemed[1]	(92,498)	(2,891)	(167,765)	(6,075)
Net Increase (Decrease)—Institutional Shares	139,207	4,513	356,607	14,372
ETF Shares
Issued	1,613,453	16,175	2,751,033	31,381
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(47,120)	(500)	(23,331)	(200)
Net Increase (Decrease)—ETF Shares	1,566,333	15,675	2,727,702	31,181

1 Net of redemption fees of $6,187,000 and $7,194,000 (fund totals).

Total International Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.24%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	9.0%	9.1%	8.8%
Consumer Staples	7.6	7.6	7.9
Energy	10.5	10.5	12.2
Financials	25.8	25.6	23.6
Health Care	5.3	5.3	6.6
Industrials	11.3	11.3	11.1
Information Technology	6.4	6.4	9.1
Materials	12.1	12.1	10.2
Telecommunication Services	6.7	6.8	5.8
Utilities	5.3	5.3	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.97	0.97
Beta	0.95	0.94

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	54.9%
Pacific Stock Index Fund Investor Shares	24.0%
Emerging Markets Stock Index Fund
Investor Shares	21.1%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Europe
United Kingdom	17.2%	17.1%
France	8.7	8.5
Germany	7.3	7.1
Switzerland	5.5	5.4
Spain	3.5	3.4
Italy	3.1	3.1
Netherlands	2.4	2.2
Sweden	1.9	1.9
Finland	1.4	1.3
Belgium	1.0	1.0
Other European Markets	3.6	3.6
Subtotal	55.6%	54.6%
Pacific
Japan	15.9%	16.2%
Australia	5.1	5.2
Hong Kong	1.7	1.8
Other Pacific Markets	1.0	1.0
Subtotal	23.7%	24.2%
Emerging Markets
China	3.2%	3.1%
Brazil	3.2	3.3
South Korea	2.8	2.9
Taiwan	2.4	2.4
Russia	2.0	2.0
India	1.5	1.5
South Africa	1.4	1.4
Mexico	1.0	1.0
Other Emerging Markets	3.2	3.6
Subtotal	20.7%	21.2%

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 Total International Composite Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[3]	4/29/1996	1.34%	23.18%	7.04%

1 Six months ended April 30, 2008.

2 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (24%), and the MSCI Emerging Markets Index (21%) as of April 30, 2008.

3 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 89 for dividend and capital gains information.

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	416,258,765	15,813,670
Vanguard Pacific Stock Index Fund Investor Shares	552,838,276	6,927,064
Vanguard Emerging Markets Stock Index Fund Investor Shares	189,587,061	6,076,265

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.304%	2,862,016	2,862
Total Investment Companies
(Cost $20,989,513)		28,819,861
Other Assets and Liabilities (0.0%)
Other Assets		41,703
Liabilities		(47,007)
		(5,304)
Net Assets (100%)
Applicable to 1,502,105,715 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		28,814,557
Net Asset Value Per Share		$19.18

At April 30, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	21,048,840	$14.02
Undistributed Net Investment Income	7,490	—
Accumulated Net Realized Losses	(72,121)	(.05)
Unrealized Appreciation	7,830,348	5.21
Net Assets	28,814,557	$19.18

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Income Distributions Received	728,623
Net Investment Income—Note B	728,623
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(21,969)
Realized Net Gain (Loss)	(21,969)
Change in Unrealized Appreciation (Depreciation)	(3,704,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,997,850)

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	728,623	452,034
Realized Net Gain (Loss)	(21,969)	67,347
Change in Unrealized Appreciation (Depreciation)	(3,704,504)	6,193,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,997,850)	6,712,411
Distributions
Net Investment Income	(730,098)	(446,154)
Realized Capital Gain	—	—
Total Distributions	(730,098)	(446,154)
Capital Share Transactions—Note E
Issued	4,260,447	8,204,059
Issued in Lieu of Cash Distributions	669,625	410,001
Redeemed[1]	(2,112,187)	(3,355,766)
Net Increase (Decrease) from Capital Share Transactions	2,817,885	5,258,294
Total Increase (Decrease)	(910,063)	11,524,551
Net Assets
Beginning of Period	29,724,620	18,200,069
End of Period[2]	28,814,557	29,724,620

1 The fund collected redemption fees of $856,000 and $907,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $7,490,000 and $8,965,000.

Total International Stock Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.89	$16.90	$13.49	$11.48	$9.84	$7.79
Investment Operations
Net Investment Income	.517	.412	.294	.255	.19	.157
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(2.705)	4.980	3.410	2.010	1.64	2.050
Total from Investment Operations	(2.188)	5.392	3.704	2.265	1.83	2.207
Distributions
Dividends from Net Investment Income	(.522)	(.402)	(.294)	(.255)	(.19)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.522)	(.402)	(.294)	(.255)	(.19)	(.157)
Net Asset Value, End of Period	$19.18	$21.89	$16.90	$13.49	$11.48	$9.84

Total Return[1]	–10.08%	32.47%	27.84%	19.91%	18.80%	28.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,815	$29,725	$18,200	$11,331	$7,317	$4,538
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.64%*	1.93%	1.71%	1.76%	1.54%	1.75%
Portfolio Turnover Rate	4%*	2%	2%	3%	3%	2%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.24% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR® Funds. The fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $48,186,000 to offset future net capital gains of $4,316,000 through October 31, 2009, and $43,870,000 through October 31, 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Total International Stock Index Fund

At April 30, 2008, the cost of investment securities for tax purposes was $20,989,513,000. Net unrealized appreciation of investment securities for tax purposes was $7,830,348,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2008, the fund purchased $3,339,201,000 of investment securities and sold $520,664,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2008	October 31, 2007
	Shares	Shares
	(000)	(000)
Issued	222,744	433,657
Issued in Lieu of Cash Distributions	33,717	23,151
Redeemed	(111,969)	(176,014)
Net Increase (Decrease) in Shares Outstanding	144,492	280,794

Developed Markets Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.20%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.1%	10.2%	8.8%
Consumer Staples	8.4	8.3	7.9
Energy	8.5	8.4	12.2
Financials	27.0	26.9	23.6
Health Care	6.2	6.2	6.6
Industrials	12.1	12.0	11.1
Information Technology	5.2	5.3	9.1
Materials	11.0	11.1	10.2
Telecommunication Services	5.6	5.7	5.8
Utilities	5.9	5.9	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.96	0.92
Beta	0.96	0.83

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	69.5%
Pacific Stock Index Fund Investor Shares	30.5%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	21.6%
Japan	20.1	20.6
France	10.9	10.8
Germany	9.2	9.1
Switzerland	6.9	6.9
Australia	6.5	6.6
Spain	4.4	4.4
Italy	3.9	3.9
Netherlands	2.9	2.8
Sweden	2.4	2.4
Hong Kong	2.1	2.2
Finland	1.7	1.7
Belgium	1.3	1.3
Norway	1.2	1.1
Singapore	1.1	1.2
Denmark	1.0	1.0
Other Developed Markets	2.5	2.4

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[2]	5/8/2000	–2.52%	21.40%	4.98%

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 97 for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	71,772,616	2,726,642
Vanguard Pacific Stock Index Fund Investor Shares	95,321,863	1,194,383

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.304%	441,956	442
Total Investment Companies (Cost $2,956,554)		3,921,467
Other Assets and Liabilities (0.0%)
Other Assets		3,276
Liabilities		(2,419)
		857
Net Assets (100%)
Applicable to 299,929,316 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,922,324
Net Asset Value Per Share		$13.08

At April 30, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	2,961,385	$9.88
Undistributed Net Investment Income	1,016	—
Accumulated Net Realized Losses	(4,990)	(.02)
Unrealized Appreciation	964,913	3.22
Net Assets	3,922,324	$13.08

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Income Distributions Received	106,837
Net Investment Income—Note B	106,837
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(4,630)
Realized Net Gain (Loss)	(4,630)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(488,799)
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,592)

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,837	67,803
Realized Net Gain (Loss)	(4,630)	1,415
Change in Unrealized Appreciation (Depreciation)	(488,799)	681,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,592)	751,191
Distributions
Net Investment Income	(107,258)	(66,258)
Realized Capital Gain[1]	(1,386)	(1,108)
Total Distributions	(108,644)	(67,366)
Capital Share Transactions—Note E
Issued	707,648	1,375,081
Issued in Lieu of Cash Distributions	98,662	60,616
Redeemed[2]	(365,139)	(715,040)
Net Increase (Decrease) from Capital Share Transactions	441,171	720,657
Total Increase (Decrease)	(54,065)	1,404,482
Net Assets
Beginning of Period	3,976,389	2,571,907
End of Period[3]	3,922,324	3,976,389

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $1,386,000 and $1,108,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 The fund collected redemption fees of $148,000 and $202,000, which were reallocated proportionately to the funds in which it invests.

3 Net Assets—End of Period includes undistributed net investment income of $1,016,000 and $1,437,000.

Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.91	$12.15	$9.75	$8.43	$7.22	$5.80
Investment Operations
Net Investment Income	.377	.305	.219	.19	.143	.116
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(1.815)	2.759	2.400	1.32	1.210	1.420
Total from Investment Operations	(1.438)	3.064	2.619	1.51	1.353	1.536
Distributions
Dividends from Net Investment Income	(.387)	(.299)	(.219)	(.19)	(.143)	(.116)
Distributions from Realized Capital Gains	(.005)	(.005)	—	—	—	—
Total Distributions	(.392)	(.304)	(.219)	(.19)	(.143)	(.116)
Net Asset Value, End of Period	$13.08	$14.91	$12.15	$9.75	$8.43	$7.22

Total Return[1]	–9.73%	25.67%	27.27%	18.07%	18.94%	27.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,922	$3,976	$2,572	$1,623	$1,038	$597
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.88%*	2.05%	1.82%	1.77%	1.52%	1.48%
Portfolio Turnover Rate	6%*	7%	9%	10%	4%	7%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.20% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2008, the cost of investment securities for tax purposes was $2,956,554,000. Net unrealized appreciation of investment securities for tax purposes was $964,913,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2008, the fund purchased $550,904,000 of investment securities and sold $116,871,000 of investment securities, other than temporary cash investments.

Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2008	October 31, 2007
	Shares	Shares
	(000)	(000)
Issued	54,408	103,370
Issued in Lieu of Cash Distributions	7,287	4,803
Redeemed	(28,414)	(53,150)
Net Increase (Decrease) in Shares Outstanding	33,281	55,023

Institutional Developed Markets Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.09%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.1%	10.2%	8.8%
Consumer Staples	8.4	8.3	7.9
Energy	8.5	8.4	12.2
Financials	27.0	26.9	23.6
Health Care	6.2	6.2	6.6
Industrials	12.1	12.0	11.1
Information Technology	5.2	5.3	9.1
Materials	11.0	11.1	10.2
Telecommunication Services	5.6	5.7	5.8
Utilities	5.9	5.9	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.96	0.92
Beta	0.95	0.83

Allocation to Underlying Vanguard Funds

European Stock Index Fund
Institutional Shares	69.5%
Pacific Stock Index Fund
Institutional Shares	30.5%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	21.6%
Japan	20.1	20.6
France	10.9	10.8
Germany	9.2	9.1
Switzerland	6.9	6.9
Australia	6.5	6.6
Spain	4.4	4.4
Italy	3.9	3.9
Netherlands	2.9	2.8
Sweden	2.4	2.4
Hong Kong	2.1	2.2
Finland	1.7	1.7
Belgium	1.3	1.3
Norway	1.2	1.1
Singapore	1.1	1.2
Denmark	1.0	1.0
Other Developed Markets	2.5	2.4

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 1, 2000–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets Index Fund[2]	6/1/2000	–2.44%	21.59%	5.05%

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table on page 105 for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
Vanguard European Stock Index Fund Institutional Shares	86,555,829	3,292,584
Vanguard Pacific Stock Index Fund Institutional Shares	114,945,079	1,442,561
Total Investment Companies (Cost $3,833,963)		4,735,145
Other Assets and Liabilities (0.0%)
Other Assets		9,941
Liabilities		(10,019)
		(78)
Net Assets (100%)
Applicable to 364,994,286 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,735,067
Net Asset Value Per Share		$12.97

At April 30, 2008, net assets consisted of:[1]

	Amount	Per
	($000)	Share
Paid-in Capital	3,853,383	$10.56
Undistributed Net Investment Income	1,391	—
Accumulated Net Realized Losses	(20,889)	(.06)
Unrealized Appreciation	901,182	2.47
Net Assets	4,735,067	$12.97

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Institutional Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Income Distributions Received	137,806
Net Investment Income—Note B	137,806
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(10,650)
Realized Net Gain (Loss)	(10,650)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(618,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	(491,167)

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,806	98,306
Realized Net Gain (Loss)	(10,650)	224,995
Change in Unrealized Appreciation (Depreciation)	(618,323)	690,223
Net Increase (Decrease) in Net Assets Resulting from Operations	(491,167)	1,013,524
Distributions
Net Investment Income	(138,374)	(97,353)
Realized Capital Gain	—	—
Total Distributions	(138,374)	(97,353)
Capital Share Transactions—Note E
Issued	797,256	1,605,380
Issued in Lieu of Cash Distributions	118,333	79,390
Redeemed[1]	(662,413)	(1,096,395)
Net Increase (Decrease) from Capital Share Transactions	253,176	588,375
Total Increase (Decrease)	(376,365)	1,504,546
Net Assets
Beginning of Period	5,111,432	3,606,886
End of Period[2]	4,735,067	5,111,432

1 The fund collected redemption fees of $0 and $14,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,391,000 and $1,959,000.

Institutional Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.79	$12.05	$9.67	$8.35	$7.16	$5.76
Investment Operations
Net Investment Income	.390	.323	.229	.20	.158	.126
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(1.814)	2.733	2.380	1.32	1.190	1.400
Total from Investment Operations	(1.424)	3.056	2.609	1.52	1.348	1.526
Distributions
Dividends from Net Investment Income	(.396)	(.316)	(.229)	(.20)	(.158)	(.126)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.396)	(.316)	(.229)	(.20)	(.158)	(.126)
Net Asset Value, End of Period	$12.97	$14.79	$12.05	$9.67	$8.35	$7.16

Total Return[1]	–9.72%	25.84%	27.41%	18.37%	19.05%	27.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,735	$5,111	$3,607	$1,748	$911	$567
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.02%*	2.25%	1.72%	1.86%	1.81%	1.80%
Portfolio Turnover Rate	21%*	11%[3]	14%	6%	19%	11%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 The acquired fund fees and expenses were 0.09% (annualized).

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $8,167,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2008, the cost of investment securities for tax purposes was $3,833,963,000. Net unrealized appreciation of investment securities for tax purposes was $901,182,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Institutional Developed Markets Index Fund

D. During the six months ended April 30, 2008, the fund purchased $751,785,000 of investment securities and sold $498,689,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2008	October 31, 2007
	Shares	Shares
	(000)	(000)
Issued	61,631	121,169
Issued in Lieu of Cash Distributions	8,811	6,351
Redeemed	(51,007)	(81,220)
Net Increase (Decrease) in Shares Outstanding	19,435	46,300

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The tables on pages 109–110 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2007	4/30/2008	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$901.76	$0.95
Admiral Shares	1,000.00	902.14	0.52
Signal Shares	1,000.00	902.04	0.52
Institutional Shares	1,000.00	902.28	0.43
ETF Shares	1,000.00	902.08	0.52
Pacific
Investor Shares	$1,000.00	$904.12	$0.95
Admiral Shares	1,000.00	904.95	0.52
Signal Shares	1,000.00	904.92	0.52
Institutional Shares	1,000.00	904.66	0.43
ETF Shares	1,000.00	904.95	0.52
Emerging Markets
Investor Shares[2]	$1,000.00	$886.96	$1.55
Admiral Shares[2]	1,000.00	887.35	0.99
Signal Shares[2]	1,000.00	887.39	0.99
Institutional Shares[2]	1,000.00	887.71	0.75
ETF Shares	1,000.00	887.47	0.99
Total International	$1,000.00	$899.23	$1.13
Developed Markets	$1,000.00	$902.66	$0.95
Institutional Developed Markets	$1,000.00	$902.80	$0.43

1 The calculations are based on expenses incurred in the most recent six-month period, except for the three “funds of funds,” for which calculations are based on expenses incurred in the most recent fiscal period of each underlying fund. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Emerging Markets Stock Index Fund—0.33% for Investor Shares, 0.21% for Admiral Shares, 0.21% for Signal Shares, 0.16% for Institutional Shares, and 0.21% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of April 30, 2008, were (in top-to-bottom order as listed above) 0.24%, 0.20%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended April 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2007	4/30/2008	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.32	0.55
Signal Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.32	0.55
Pacific
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.32	0.55
Signal Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.32	0.55
Emerging Markets
Investor Shares[2]	$1,000.00	$1,023.22	$1.66
Admiral Shares[2]	1,000.00	1,023.82	1.06
Signal Shares[2]	1,000.00	1,023.82	1.06
Institutional Shares[2]	1,000.00	1,024.07	0.81
ETF Shares	1,000.00	1,023.82	1.06
Total International	$1,000.00	$1,023.67	$1.21
Developed Markets	$1,000.00	$1,023.87	$1.01
Institutional Developed Markets	$1,000.00	$1,024.42	$0.45

1 The calculations are based on expenses incurred in the most recent six-month period, except for the three “funds of funds,” for which calculations are based on expenses incurred in the most recent fiscal period of each underlying fund. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Emerging Markets Stock Index Fund—0.33% for Investor Shares, 0.21% for Admiral Shares, 0.21% for Signal Shares, 0.16% for Institutional Shares, and 0.21% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of April 30, 2008, were (in top-to-bottom order as listed above) 0.24%, 0.20%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard International Stock Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the European, Pacific, and Emerging Markets Stock Index Funds. The Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund do not employ an investment advisor but benefit from the investment advisory services provided to the underlying funds in which they invest. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Vanguard adheres to a sound, disciplined investment management process; the portfolio management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that the advisory expenses and the overall expense ratios for the European, Pacific, and Emerging Markets Stock Index Funds were far below the average advisory fees and expense ratios charged by funds in their respective peer groups. As previously noted, the other funds do not incur advisory expenses directly. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the International Stock Index Funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Vanguard ETF, Signal, STAR,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
The funds or securities referred to herein are not	the 12 months ended June 30. To get the report, visit
sponsored, endorsed, or promoted by MSCI, and	either www.vanguard.com or www.sec.gov.
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information	You can review and copy information about your fund
contains a more detailed description of the limited	at the SEC’s Public Reference Room in Washington, D.C.
relationship MSCI has with The Vanguard Group and	To find out more about this public service, call the SEC
any related funds.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062008

Vanguard® FTSE All-World ex-US Index Fund Semiannual Report

April 30, 2008

>

For the fiscal half-year ended April 30, 2008, the Investor Shares of Vanguard FTSE All-World ex-US Index Fund returned –9.8%, a bit behind the fund’s benchmark, but ahead of the average return of the fund’s peers.

>	During the six-month period, uncertainty caused by the U.S. credit crunch spilled over into other countries, weighing down all international markets.

>	Holdings in financials, the index’s largest sector, detracted the most from the fund.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	46
Trustees Approve Advisory Arrangement	48
Glossary	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	VFWIX	–9.8%
Institutional Shares[1]	VFWSX	–9.7
ETF Shares[2]	VEU
Market		–9.6
Net Asset Value		–9.7
FTSE All-World ex US Index		–8.9
Average International Fund[3]		–10.5

Your Fund’s Performance at a Glance
October 31, 2007–April 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$24.91	$22.29	$0.185	$0.000
Institutional Shares	124.76	111.70	1.044	0.000
ETF Shares	63.32	56.69	0.510	0.000

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2 ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Fallout from the U.S. credit crisis spread globally over the past six months, creating high levels of volatility and a decline in returns for international markets. The FTSE All-World ex US Index, a measure of global stock market performance outside U.S. borders, returned –8.9%. Vanguard FTSE All-World ex-US Index Fund returned about 1 percentage point less.

This relative difference can be attributed mostly to fair-value pricing at the end of April—an accounting practice used to account for changes in the value of international securities that occur after the close of international markets, but before the close of U.S. markets. Discrepancies between the returns for the fund and the index typically resolve themselves the next day, when the international markets reopen.

The past few months have been a difficult time in international markets; the Pacific, European, and most of the emerging-market economies posted negative returns for the six-month period. Only the emerging-market economies of Latin America recorded positive returns for the index.

Financial issues, inflation, growth worried the world’s markets

A variety of concerns hovered over the global markets during the six months. The U.S. was at the epicenter of the troubles, which included the fallout from a deflating boom in housing prices, related stresses

2

on financial institutions, and an ensuing credit crunch that affected both large and small businesses.

At the same time, threats of inflation and slower global growth were also in the air. Prices for commodities, from food to oil, continued to surge. Whether the U.S. economy—the world’s largest—was entering a period of slow growth or an actual recession was being debated as the period drew to a close.

Bonds led stocks as yields fell; central banks pumped in liquidity

October was a month of record highs, as U.S. stocks (measured by the Dow Jones Wilshire 5000 Index) peaked on October 9 and international stocks (measured by the MSCI All Country World Index ex USA) peaked on October 31. From those high points, they began sliding. For the period, U.S. stocks returned –9.9%, international stocks, –9.1%. Large-cap stocks outpaced small-caps, while growth stocks generally outperformed their value-oriented counterparts, although both posted negative returns for the six-month span.

Bonds fared better. As yields declined and prices rose, the broad taxable bond market returned 4.1% for the six months. Tax-exempt municipal bonds posted a lackluster return of 1.5%, as investors favored higher-quality U.S. Treasury bonds.

In an effort to help the troubled credit market, the Federal Reserve Board cut its target for the federal funds rate five times during the half-year and, in concert

Market Barometer
			Total Returns
		Periods Ended April 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	–9.1%	4.1%	23.2%
Russell 1000 Index (Large-caps)	–9.5	–4.6	11.2
Russell 2000 Index (Small-caps)	–12.9	–11.0	13.8
Dow Jones Wilshire 5000 Index (Entire market)	–9.9	–4.7	11.8

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	4.1%	6.9%	4.4%
Lehman Municipal Bond Index	1.5	2.8	4.0
Citigroup 3-Month Treasury Bill Index	1.5	3.9	3.0

CPI
Consumer Price Index	2.8%	3.9%	3.2%

1 Annualized.

3

with other nations’ central banks, took aggressive steps to provide liquidity to the financial markets. At the end of April, the Fed lowered the target for the seventh time since last summer, to 2.0%—the lowest level since December 2004.

International returns were hurt by the credit crisis

During a tough six-month period in global stock markets, most of the sectors and regions represented by Vanguard FTSE All-World ex-US Index Fund declined in value.

Like their U.S. counterparts, financial stocks—which accounted for more than 25% of the index at the end of the period—were hit hard by the global credit crisis. These holdings caused the most significant loss for the index.

Institutions in the United Kingdom, Switzerland, and Australia were among the hardest hit, including HBOS, Royal Bank of Scotland, UBS, and National Australia Bank. Japanese financials, however, were up for the period, helping to soften the blow.

In the consumer discretionary sector, automobile manufacturers were slammed by a decrease in sales in the United States. Daimler, Toyota, Honda, and Nissan were all down for the six-month period. The French company Renault, which owns a large stake in Nissan, fell significantly. International hotels, restaurants, and retail stores also suffered, partly because of a decline in U.S. tourism.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average
	Investor	Institutional	ETF	International
	Shares	Shares	Shares	Fund
FTSE All-World ex-US Index Fund	0.36%	0.11%	0.21%	1.48%

1 Fund expense ratios reflect the six months ended April 30, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Industrial stocks also weighed on performance. The index’s substantial holding in Siemens, a German engineering company, hurt returns. The company’s stock fell –12% over the period, owing to a slowdown in its power generation and transportation segments.

Among the few bright spots were Latin America’s emerging markets, the index’s top contributors, particularly Brazil. Latin America’s largest energy company, Petrobras, played a big part in Brazil’s success. Also boosting the country’s performance were Companhia Vale do Rio Doce, a major iron-ore producer, and Companhia Siderúrgica Nacional, one of the country’s largest steel-makers.

A diverse, long-term prospective is key during turbulent times

The past several months have been hard for investors as they watched the turmoil in the U.S. markets spread around the world. Volatile times like these are a good reminder of why Vanguard urges shareholders to maintain a well-balanced and broadly diversified portfolio.

A portfolio that includes not only domestic and international stocks but also bonds and short-term reserves can help provide protection against the stock market’s occasionally jarring volatility, while allowing you to participate in equities’ long-term growth potential. Vanguard FTSE All-World ex-US Index Fund can play a valuable role in such a portfolio, providing broad-based exposure to stock markets outside the United States.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 19, 2008

5

Vanguard FTSE All-World ex-US ETF
Premium/Discount: March 2, 2007[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	90	30.61%	15	5.10%
25–49.9	136	46.26	4	1.36
50–74.9	42	14.29	0	0.00
75–100.0	2	0.68	0	0.00
>100.0	5	1.70	0	0.00
Total	275	93.54%	19	6.46%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

6

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Target
	Fund	Index[1]
Number of Stocks	2,204	2,230
Turnover Rate	11%[2]	—
Expense Ratio	—
Investor Shares	0.36%[2]
Institutional Shares	0.11%[2]
ETF Shares	0.21%[2]
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.7%	8.6%
Consumer Staples	7.2	7.3
Energy	11.5	11.5
Financials	26.8	26.9
Health Care	4.6	4.6
Industrials	10.5	10.6
Information Technology	6.3	6.3
Materials	12.3	12.3
Telecommunication Services	6.8	6.6
Utilities	5.3	5.3

Ten Largest Holdings[3] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.3%
BP PLC	integrated oil
	and gas	1.2
BHP Billiton	diversified metals
	and mining	1.1
HSBC Holdings PLC	diversified banks	1.1
Total SA	integrated oil
	and gas	1.1
Nestle SA (Registered)	packaged foods
	and meats	1.0
Petroleo Brasileiro SA	integrated oil
	and gas	0.9
Vodafone Group PLC	wireless
	telecommunications	0.9
Rio Tinto	diversified metals
	and mining	0.8
Toyota Motor Corp.	automobile
	manufacturers	0.7
Top Ten		10.1%

Allocation by Region (% of equity exposure)

1 FTSE All-World ex US Index.

2 Annualized.

3 The holdings listed exclude any temporary cash investments and equity index products.

7

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	14.8%	14.6%
France	8.1	8.8
Germany	6.6	6.6
Switzerland	4.9	4.9
Spain	3.4	3.5
Italy	3.0	3.1
Netherlands	2.0	2.0
Sweden	1.7	1.8
Finland	1.1	1.1
Other Europe	4.2	4.1
Subtotal	49.8%	50.5%
Pacific
Japan	14.4%	14.2%
Australia	5.0	5.0
Hong Kong	2.5	2.0
Other Pacific	1.0	1.0
Subtotal	22.9%	22.2%
Emerging Markets
Brazil	3.3%	3.3%
South Korea	3.0	3.0
China	2.5	3.0
Taiwan	2.4	2.4
India	2.1	2.1
Russia	1.9	1.8
South Africa	1.6	1.6
Mexico	1.1	1.1
Other Emerging Markets	3.8	3.4
Subtotal	21.7%	21.7%
North America
Canada	5.6%	5.6%

1 FTSE All-World ex US Index.

See page 49 for a glossary of investment terms.

8

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Total Returns (%): March 8, 2007–April 30, 2008

Total Returns: Periods Ended March 31, 2008

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Since Inception
FTSE All-World ex-US Index Fund
Investor Shares[2]	3/8/2007	2.76%	5.67%[3]
Fee-Adjusted Returns[4]		2.51	5.42[3]
Institutional Shares	4/30/2007	—	–0.90%
Fee-Adjusted Returns[4]		—	–1.15
ETF Shares	3/2/2007
Market Price		2.91	8.15[3]
Net Asset Value		2.93	7.71[3]

1 Six months ended April 30, 2008.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Annualized.

4 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

Note: See Financial Highlights tables on pages 40–42 for dividend and capital gains information.

9

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Argentina (0.1%)
	Tenaris SA ADR	34,520	1,830
	Petrobras Energia
	Participaciones SA ADR	48,618	589
	Banco Macro Bansud SA ADR	2,416	55
*	Telecom Argentina SA ADR	200	4
	BBVA Banco Frances SA ADR	300	2
			2,480
Australia (5.0%)
	BHP Billiton Ltd.	439,978	17,736
	Commonwealth
	Bank of Australia	173,400	7,310
	National Australia Bank Ltd.	211,850	5,998
	Rio Tinto Ltd.	44,721	5,771
	Westpac Banking
	Corp., Ltd.	243,553	5,609
	Australia & New Zealand
	Bank Group Ltd.	243,863	5,034
	Westfield Group	254,210	4,368
	Woolworths Ltd.	155,582	4,201
	Woodside Petroleum Ltd.	67,534	3,557
	Wesfarmers Ltd.	83,178	2,912
	QBE Insurance Group Ltd.	117,135	2,806
	CSL Ltd.	70,331	2,633
	Telstra Corp. Ltd.	566,482	2,432
^	Macquarie Group, Ltd.	36,191	2,155
*	Fortescue Metals Group Ltd.	265,117	1,861
	AMP Ltd.	247,904	1,833
	St. George Bank Ltd.	71,276	1,783
	Newcrest Mining Ltd.	57,743	1,586
	Brambles Ltd.	187,303	1,563
	Stockland	221,276	1,507
	Suncorp-Metway Ltd.	116,769	1,502
	Origin Energy Ltd.	110,873	1,456
	Foster’s Group Ltd.	256,198	1,223
	WorleyParsons Ltd.	32,279	1,180
	Santos Ltd.	72,922	1,095
	Orica Ltd.	38,291	1,050
	BlueScope Steel Ltd.	99,156	1,034

		Market
		Value•
	Shares	($000)
Incitec Pivot Ltd.	6,740	1,025
Tabcorp Holdings Ltd.	93,759	1,006
^Leighton Holdings Ltd.	22,626	1,001
Insurance Australia
Group Ltd.	244,045	1,000
Macquarie Goodman Group	215,600	916
AXA Asia Pacific
Holdings Ltd.	163,412	914
Lend Lease Corp.	75,312	881
Sims Group Ltd.	28,227	880
Macquarie Infrastructure
Group	327,119	872
Transurban Group	129,999	838
GPT Group	264,355	831
Wesfarmers, Ltd. Price
Protected Shares	22,183	783
Alumina Ltd.	138,795	751
Australian Stock
Exchange Ltd.	21,622	733
Oil Search Ltd.	158,880	711
Mirvac Group	178,686	706
Crown Ltd.	67,960	703
Sonic Healthcare Ltd.	48,930	703
Computershare Ltd.	82,629	694
Amcor Ltd.	106,715	678
Oxiana Ltd.	213,169	662
OneSteel Ltd.	106,316	643
Metcash Ltd.	159,826	635
Tatt’s Group, Ltd.	243,311	624
Cochlear Ltd.	11,640	623
Dexus Property Group NPV	375,027	621
AGL Energy Ltd.	52,445	617
Toll Holdings Ltd.	81,077	604
Zinifex Ltd.	58,293	555
Coca-Cola Amatil Ltd.	69,815	552
Aristocrat Leisure Ltd.	74,130	524
CFS Gandel Retail Trust	215,789	455
Harvey Norman Holdings Ltd.	132,390	449
Lion Nathan Ltd.	53,061	418
Boral Ltd.	70,051	411
CSR Ltd.	136,605	407

10

			Market
			Value•
		Shares	($000)
	Qantas Airways Ltd.	116,891	374
	Nufarm Ltd.	22,113	372
	Perpetual Trustees Australia Ltd.	6,919	356
	Babcock & Brown Ltd.	25,540	352
	James Hardie Industries NV	59,176	330
	Goodman Fielder Ltd.	195,021	328
	Asciano Group	85,613	325
	Boart Longyear Group	181,258	324
	Energy Resources of Australia Ltd.	16,891	311
	Bendigo Bank Ltd.	26,984	310
*	Babcock & Brown
	Infrastructure Group	271,917	294
^	Bank of Queensland Ltd.	19,154	293
	Commonwealth Property
	Office Fund	221,605	293
*^	Paladin Resources Ltd.	68,934	277
	Ansell Ltd.	20,069	217
	Macquarie Airports Group	68,107	202
	Minara Resources Ltd.	35,970	197
	Macquarie Office Trust	201,041	194
	SP Ausnet	159,517	191
	Macquarie
	CountryWide Trust	142,615	187
	Billabong International Ltd.	13,911	157
	Consolidated Media
	Holdings, Ltd.	45,895	156
	Downer EDI Ltd.	22,451	154
	Caltex Australia Ltd.	13,374	152
	Flight Centre Ltd.	7,354	151
	Futuris Corp., Ltd.	74,915	150
	John Fairfax Holdings Ltd.	41,989	138
	Iluka Resources Ltd.	35,512	133
	AWB Ltd.	34,310	106
	Paperlinx Ltd.	42,040	100
	Ten Network Holdings Ltd.	43,012	90
	Centro Retail Trust	197,668	90
	Tower Australia Group Ltd.	32,918	82
	Australian Wealth
	Management Ltd.	47,053	80
	GWA International Ltd.	29,670	80
	Australand Property Group	51,546	80
	Challenger Financial
	Services Group Ltd.	40,503	80
	Adelaide Brighton Ltd.	23,761	78
	Gunns Ltd.	26,061	73
	Spotless Group Ltd.	23,351	69
^	Sigma Pharmaceuticals Ltd.	59,229	66
	APN News & Media Ltd.	15,565	61
	ABC Learning Centres Ltd.	44,287	56
	Centro Properties Group	62,092	27
	West Australian Newspaper
	Holdings Ltd.	1,731	16
	Allco Finance Group Ltd.	15,255	15

			Market
			Value•
		Shares	($000)
	Envestra Ltd.	8,973	7
	Corporate Express
	Australia Ltd.	1,345	7
	Austereo Group Ltd.	2,615	4
			124,806
Austria (0.4%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	30,965	2,283
	Voestalpine AG	20,247	1,546
	OMV AG	19,695	1,479
	Telekom Austria AG	41,391	1,019
	Raiffeisen International
	Bank-Holding AG	6,048	972
*	IMMOEAST Immobilien
	Anlagen AG	89,309	904
	Wienerberger AG	10,078	578
	Immofinanz Immobilien
	Anlagen AG	50,929	562
	Vienna Insurance Group	7,140	534
*	Meinl European Land Ltd.	38,074	497
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	5,814	450
	EVN AG	3,760	123
			10,947
Belgium (0.9%)
^	Fortis	140,935	3,825
	Fortis (Amsterdam Shares)	137,481	3,730
	Dexia	112,830	3,114
	KBC Bank & Verzekerings
	Holding	23,006	3,097
	^InBev	23,734	1,945
	Groupe Bruxelles
	Lambert SA	9,480	1,200
	Solvay SA	8,000	1,171
	Delhaize Group	12,100	1,044
	Belgacom SA	21,771	1,000
^	UCB SA	22,302	959
*	Umicore	16,634	884
	Colruyt NV	3,045	771
^	Compagnie Nationale
	a Portefeuille	3,343	262
*^	KBC Ancora	1,912	203
	Mobistar SA	1,178	105
*	Agfa Gevaert NV	6,742	49
			23,359
Brazil (3.3%)
	Petroleo Brasileiro SA
	Series A ADR	89,486	9,047
	Petroleo Brasileiro SA ADR	59,937	7,278
	Companhia Vale do Rio
	Doce Sponsored ADR	216,858	6,905
	Companhia Vale do Rio
	Doce ADR	174,040	6,801

11

			Market
			Value•
		Shares	($000)
	Banco Bradesco SA ADR	164,187	3,707
	Banco Itau Holding
	Financeira SA ADR	128,674	3,609
	Companhia Siderurgica
	Nacional SA ADR	83,469	3,602
	Petroleo Brasileiro SA Pfd.	122,746	3,141
	Petroleo Brasileiro SA	91,000	2,798
	Itausa-Investimentos Itau SA	307,290	2,034
	Companhia de Bebidas
	das Americas ADR	25,215	1,848
	Gerdau SA ADR	46,500	1,801
	Banco do Brasil SA	100,223	1,737
	Usiminas-Usinas Siderugicas
	de Minas Gerais SA Pfd.	32,327	1,554
	Embraer-Empresa Brasileira
	de Aeronautica SA ADR	28,875	1,204
	Companhia Energetica
	de Minas Gerais ADR	56,368	1,156
	Companhia Vale do Rio
	Doce Pfd. Class A	33,700	1,088
	Tele Norte
	Leste Participacoes ADR	42,000	962
	Companhia Vale do Rio Doce	22,400	883
	Aracruz Celulose SA ADR	10,910	879
	Bradespar SA Pfd.	29,040	857
	Metalurgica Gerdau SA	15,959	841
	Banco Bradesco SA	34,500	799
	Banco Itau
	Holding Financeira SA	27,000	782
	Companhia de
	Concessoes Rodoviarias	39,376	759
	Votorantim Celulose e
	Papel SA ADR	21,893	696
	All America Latina Logistica	51,516	673
	Perdigao SA	24,501	667
	Brasil Telecom
	Participacoes SA ADR	8,391	635
	Redecard SA	32,865	613
	Natura Cosmeticos SA	52,123	602
	Usinas Siderurgicas
	de Minas Gerais SA	11,610	575
	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar ADR	12,616	574
	Cyrela Brazil Realty SA	30,521	506
	Tim Participacoes SA ADR	14,955	502
	Sadia SA ADR	21,699	477
	Centrais Electricas
	Brasileiras SA	30,734	453
^	Braskem SA ADR	26,250	439
	Companhia Paranaense
	de Energia-COPEL ADR	25,200	438
	Tractebel Energia SA	31,170	437
*	Vivo Participacoes SA ADR	63,000	425
	Weg SA	34,339	411

			Market
			Value•
		Shares	($000)
	Companhia de Bebidas
	das Americas Pfd.	5,350	397
	Suzano Papel e Celulose SA	22,805	397
*	Net Servicos de
	Comunicacao SA	28,879	395
	Bovespa Holding SA	25,090	381
	Cosan SA Industria
	e Comercio	21,434	377
	Bolsa de Mercadorias
	e Futuros	36,987	376
	Brasil Telecom SA Pfd.	30,390	366
	Companhia de Bebidas
	das Americas	4,989	326
*	CESP - Companhia
	Energetica de Sao Paulo	17,299	276
	Lojas Americanas SA Pfd.	36,500	268
	Brasil Telecom
	Participacoes SA	7,970	259
	Telmar Norte Leste SA	4,300	248
	Souza Cruz SA	8,600	242
	Electropaulo
	Metropolitana SA	9,744	218
	Klabin SA	53,700	212
	Duratex SA Pfd.	9,858	204
	Tele Norte Leste
	Participacoes SA	6,594	199
	Tam SA	8,173	191
	Gerdau SA	5,992	190
*	Tim Participacoes SA	37,168	172
*	Tim Participacoes SA Pfd.	37,658	128
	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo	4,992	127
	Localiza Rent a Car SA	9,329	122
	CPFL Energia SA	4,900	121
	AES Tiete SA	11,916	108
	Telesp–Telecomunicacoes
	de Sao Paulo SA Pfd.	3,800	102
	Energias do Brasil SA	5,900	100
	Porto Seguro SA	8,607	98
	Gol–Linhas Aereas
	Inteligentes SA Pfd.	6,000	97
	Bradespar SA	3,100	91
	Telesp - Telecomunicacoes
	de Sao Paulo SA	3,500	80
	Companhia de Transmissao
	de Energia Eletrica Paulista	3,000	77
	Companhia Brasileira
	de Distribuicao Grupo Pao
	de Acucar Pfd.	3,110	71
	Companhia Paranaense
	de Energia-COPEL	1,940	34
	Companhia Energetica
	de Minas Gerais Pfd.	1,020	21
	Cyrela Commercial
	Properties SA	1,297	8

12

		Market
		Value•
	Shares	($000)
Banco Nossa Caixa SA	500	8
Companhia Energetica
de Minas Gerais	420	8
Telemig Celular
Participacoes SA	96	7
Confeccoes Guararapes SA	200	6
* Itausa-Investimentos Itau
SA Rights Exp. 6/2/08	2,267	4
		82,307
Canada (5.5%)
* Research in Motion Ltd.	73,167	8,906
^Royal Bank of Canada	168,426	8,031
EnCana Corp.	98,480	7,945
^Manulife Financial Corp.	196,091	7,666
Potash Corp. of
Saskatchewan, Inc.	41,197	7,584
Suncor Energy, Inc.	60,411	6,817
Toronto-Dominion Bank	95,397	6,262
^Bank of Nova Scotia, Halifax	129,009	6,126
Canadian Natural
Resources Ltd.	69,897	5,938
Barrick Gold Corp.	111,235	4,276
Canadian Imperial
Bank of Commerce	50,343	3,708
^Sun Life Financial
Services of Canada	74,742	3,614
Canadian National
Railway Co.	64,814	3,394
Bank of Montreal, Quebec	66,000	3,283
Goldcorp Inc.	91,043	3,237
Petro-Canada	62,467	3,130
Rogers Communications, Inc.
Class B	68,584	3,052
Imperial Oil Ltd.	47,335	2,793
Talisman Energy, Inc.	130,011	2,630
^TransCanada Corp.	69,059	2,530
^Brookfield Asset
Management Inc.	74,357	2,425
Teck Cominco Ltd. Class B	55,572	2,418
Nexen Inc.	67,338	2,334
^Enbridge Inc.	47,500	1,954
^Power Corp. of Canada	52,500	1,841
Shoppers Drug Mart Corp.	31,500	1,664
Agrium, Inc.	21,000	1,651
Cameco Corp.	45,310	1,575
^National Bank of Canada	29,143	1,555
Power Financial Corp.	42,000	1,551
Kinross Gold Corp.	80,195	1,515
Husky Energy Inc.	32,492	1,467
Canadian Pacific Railway Ltd.	21,000	1,447
* Bombardier Inc. Class B	190,415	1,248
BCE Inc.	33,105	1,210
Magna International	14,833	1,094
Shaw Communications Inc.	50,500	1,057
^Great-West Lifeco Inc.	28,966	900
^Thomson Reuters Corp.	23,923	886

			Market
			Value•
		Shares	($000)
	TransAlta Corp.	25,943	875
	Brookfield Properties Corp.	38,150	764
	Finning International Inc.	22,660	674
^	IGM Financial, Inc.	13,366	635
^	Canadian Tire Corp. Class A	9,802	631
	Toronto-Dominion Bank	9,526	626
	Loblaw Cos., Ltd.	19,497	616
	George Weston Ltd.	10,500	506
*	Nortel Networks Corp.	55,400	472
*	CGI Group Inc.	37,678	439
	Saputo Inc.	14,090	380
	Canadian Utilities Ltd.	8,421	371
*	MDS Inc.	18,400	364
	Telus Communications Inc.	6,737	310
	Biovail Corp.	21,000	240
^	Nova Chemicals Corp.	8,808	222
	Telus Corp.-Non Voting Shares	4,783	212
*	Bombardier Inc. Class A	900	6
			139,057
Clhie (0.3%)
	Empresas Copec SA	61,142	1,019
	Empresa Nacional de
	Electricidad SA ADR	21,608	1,018
	Enersis SA ADR	47,295	893
	Banco Santander
	Chile SA ADR	11,084	582
	Sociedad Quimica y
	Minera de Chile SA ADR	19,770	564
	S.A.C.I. Falabella, SA	101,097	549
	Compania de
	Telecomunicaciones
	de Chile SA ADR	53,865	428
	CAP SA	9,667	322
	Distribucion y Servicio
	D&S SA ADR	12,750	316
	Cencosud SA	51,488	216
	Banco de Chile	1,701,489	145
	Empresa Nacional de
	Telecomunicaciones SA	8,160	139
	Banco de Credito
	e Inversiones	4,240	137
	Lan Airlines SA	8,765	116
	Colburn SA	513,465	89
	Compania Cervecerias
	Unidas SA	1,800	13
	Corpbanca	1,319,400	9
	Embotelladora
	Andina SA Pfd. Class B	2,200	8
			6,563
China (2.5%)
	China Mobile
	(Hong Kong) Ltd.	788,500	13,568
	China Life
	Insurance Co., Ltd.	966,000	4,208
	PetroChina Co. Ltd.	2,740,000	4,117
	China Construction Bank	2,831,000	2,557

13

		Market
		Value•
	Shares	($000)
China Petroleum &
Chemical Corp.	2,256,000	2,424
Ping An Insurance
(Group) Co. of China Ltd.	246,500	2,340
^Bank of China	4,082,000	2,080
China Shenhua
Energy Co. Ltd. H Shares	450,000	2,066
China Merchants
Bank Co., Ltd. Class H	443,000	1,850
China Communications
Construction Co., Ltd.	656,000	1,558
China Telecom Corp. Ltd.	2,080,000	1,393
Bank of Communications
Ltd. Class H	886,000	1,279
China Coal Energy Co.	591,000	1,247
China Unicom Ltd.	540,000	1,172
CITIC Pacific Ltd.	211,000	992
China Merchants Holdings
International Co. Ltd.	188,000	962
China Resources
Enterprise Ltd.	210,000	770
Fujian Zijin Mining
Industry Co., Ltd.	794,000	721
China COSCO
Holdings Co., Ltd.	240,800	717
Aluminum Corp. of
China Ltd.	398,000	683
GOME Electrical Appliances
Holdings Ltd.	300,000	682
Cosco Pacific Ltd.	340,000	643
^Air China Ltd.	844,000	627
Shanghai Electric Group
Co., Ltd. Class H	1,116,000	626
China Shipping
Development Co.	172,000	577
Huaneng Power
International, Inc.
H Shares	672,000	565
^PICC Property and
Casualty Co., Ltd.	562,000	552
Beijing Datang Power
Generation Co., Ltd.	758,000	523
Denway Motors Ltd.	1,030,000	522
Anhui Conch
Cement Co. Ltd.	54,000	431
China Resources Land Ltd.	192,000	396
Yanzhou Coal
Mining Co. Ltd. H Shares	214,000	396
Jiangxi Copper Co. Ltd.	154,000	374
Lenovo Group Ltd.	458,000	351
China Mengniu
Dairy Co., Ltd.	117,000	349
China Resources Power
Holdings Co., Ltd.	138,000	348
China Oilfield Services Ltd.	168,000	309

			Market
			Value•
		Shares	($000)
^	Guangzhou R&F
	Properties Co. Ltd.	108,000	308
	Inner Mongolia Yitai
	Coal Co., Ltd.	44,100	308
	Angang Steel Co., Ltd.	120,000	301
	Li Ning Co., Ltd.	94,000	279
*	China Vanke Co., Ltd.	108,700	261
*	China Railway
	Construction Corp.	166,000	258
	Shanghai Industrial
	Holding Ltd.	59,000	244
	China International Marine
	Containers (Group) Co., Ltd.	149,237	228
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	107,300	198
*^	China Everbright Ltd.	76,000	193
	Nine Dragons Paper
	Holdings Ltd.	179,000	193
*	Hidili Industry Int’l
	Development Ltd.	124,000	189
	Zhejiang Expressway
	Co., Ltd.	166,000	175
*	KWG Property Holding, Ltd.	161,500	169
	China Shipping Container
	Lines Co. Ltd.	371,700	164
	Beijing Capital International
	Airport Co., Ltd.	160,000	163
	Chaoda Modern Agriculture
	Holdings Ltd.	108,350	156
	Dongfeng Motor Corp.	288,000	156
*	China Communication
	Services Corp. Ltd.	196,000	150
	China Travel International	316,000	141
	Parkson Retail Group Ltd.	14,000	132
	Global Bio-chem Technology
	Group Co. Ltd.	284,000	132
*	China Bluechemical, Ltd.	222,000	129
	Beijing Enterprises
	Holdings Ltd.	30,000	124
	Zhaojin Mining
	Industry Co. Ltd.	73,000	115
*	Harbin Power
	Equipment Co., Ltd.	66,000	113
	Weichai Power Co., Ltd.
	Class H	20,000	112
*	Yantai Changyu Pioneer
	Wine Co., Ltd.	15,300	106
	Dongfang Electrical
	Corp Ltd.	26,000	106
	Guangzhou Investment
	Co. Ltd.	460,000	103
	Jiangsu Expressway
	Co. Ltd. H Shares	110,000	103
	Maanshan Iron and
	Steel Co. Ltd.	156,000	101

14

			Market
			Value•
		Shares	($000)
	BYD Co. Ltd.	55,100	96
*	China Molybdenum Co. Ltd.	87,000	95
	TPV Technology Ltd.	132,000	92
	Tsingtao Brewery Co., Ltd.	30,000	85
	ZTE Corp.	20,160	85
	Guangdong Investment Ltd.	164,000	80
	Shenzhen Investment Ltd.	144,808	79
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co., Ltd.
	Class B	45,900	76
	The Guangshen
	Railway Co., Ltd.	128,000	74
	Sinopec Shanghai
	Petrochemical Co. Ltd.	184,000	72
*	China Southern
	Airlines Co. Ltd.	106,000	70
	Zhejiang Southeast
	Electric Power Co., Ltd.	72,400	66
	Weiqiao Textile Co. Ltd.	54,000	65
*	China Foods Ltd.	100,000	59
	Shandong Chenming Paper
	Holdings Ltd. Class B	54,700	57
*	BOE Technology Group
	Co. Ltd. Class B	100,400	56
	TravelSky Technology Ltd.	64,000	56
*	Dazhong Transportation
	Group Co., Ltd. B Shares	48,000	55
*	China Eastern Airlines
	Corp. Ltd.	122,000	53
	CSG Holding Co. Ltd.	46,507	53
	Sinotrans Ltd.	153,000	52
	Huadian Power
	International Corp. Ltd.	140,000	50
	Shenzhen Expressway
	Co. Ltd.	68,000	50
	China Merchants Property
	Development Co., Ltd.	22,950	49
	Great Wall Motor Co., Ltd.	39,500	47
*	Brilliance China Automotive
	Holdings Ltd.	248,000	46
*	Inner Mongolia Eerduosi
	Cashmere Products Co. Ltd.	10,300	12
*	Semiconductor Manufacturing
	International Corp.	152,000	12
	Guangdong Electric Power
	Development Co., Ltd.	16,400	8
	Bengang Steel
	Plates Co., Ltd.	7,000	6
	Anhui Expressway Co., Ltd.	8,000	6
	Chongqing Changan
	Automobile Co., Ltd.	8,880	6
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	3,200	6

			Market
			Value•
		Shares	($000)
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	3,200	5
*	Shanghai Haixan
	Group Co. Ltd. Class B	8,200	5
	Shanghai Jinqiao Export
	Processing Zone
	Development Co., Ltd.
	Class B	4,300	5
	Shanghai Friendship
	Group Inc. Co. Class B	2,900	5
	Guangdong Provincial
	Expressway
	Development Co., Ltd.	6,100	4
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	20,000	4
	Shanghai Jinjiang
	International Hotels
	Development Co., Ltd.
	Class B	2,700	4
	Shanghai Jinjiang International
	Industrial Investment Co.,
	Ltd. Class B	2,800	4
*	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	7,100	4
	Guangzhou Pharmaceutical
	Co., Ltd.	4,000	3
	Huadian Energy Co. Ltd.	7,600	3
*	Double Coin Holdings, Ltd.
	Class B	4,300	3
*	Shanghai Waigaoqiao Free
	Trade Zone Development
	Co. Ltd. Class B	3,500	3
*	Jinzhou Port Co., Ltd.	3,300	2
	Jiangling Motors Corp. Ltd.	1,800	2
	Weifu High-Technology
	Co., Ltd.	2,000	2
	Tianjin Capital Environmental
	Protection Co., Ltd.	4,000	1
*	Shenzhen Special Economic
	Zone Real Estate
	Group Co. Ltd. Class B	2,100	1
			62,419
Colombia (0.0%)
	Bancolombia SA ADR	45,301	1,808

Czech Republic (0.1%)
	Ceske Energeticke
	Zavody a.s.	29,150	2,157
	Komercni Banka a.s.	2,879	706
	Cesky Telecom a.s.	18,180	556
*	Unipetrol a.s.	8,523	141
	Zentiva NV	2,300	130
			3,690

15

		Market
		Value•
	Shares	($000)
Denmark (0.7%)
Novo Nordisk A/S B Shares	70,226	4,805
Danske Bank A/S	91,968	3,166
* Vestas Wind Systems A/S	24,200	2,624
^AP Moller-Maersk A/S
B Shares	164	1,691
^AP Moller-Maersk A/S
A Shares	153	1,590
Novozymes A/S	7,479	678
^Carlsberg A/S B Shares	5,089	675
* Jyske Bank A/S	7,422	508
Danisco A/S	6,370	428
Coloplast A/S B Shares	4,337	416
*^William Demant A/S	3,300	261
^H. Lundbeck A/S	5,700	140
^Rockwool International A/S	192	32
		17,014
Egypt (0.1%)
Orascom Construction
Industries GDR	8,147	1,307
Orascom Telecom Holding
SAE GDR	14,735	1,097
		2,404
Finland (1.1%)
Nokia Oyj	502,897	15,119
Fortum Oyj	57,678	2,440
^Sampo Oyj A Shares	66,010	1,855
UPM-Kymmene Oyj	65,721	1,260
Kone Oyj	23,833	932
Stora Enso Oyj R Shares	71,833	883
Neste Oil Oyj	27,667	833
Wartsila Oyj B Shares	12,180	829
Outokumpu Oyj A Shares	15,724	743
Metso Oyj	16,756	718
Rautaruuki Oyj	13,600	639
Kesko Oyj	7,500	282
TietoEnator Oyj B Shares	5,868	153
SanomaWSOY Oyj	4,268	109
		26,795
France (8.1%)
Total SA	314,441	26,339
BNP Paribas SA	119,007	12,687
Suez SA	170,294	11,999
Sanofi-Aventis	133,557	10,295
^AXA	271,372	10,027
France Telecom SA	254,597	7,967
Societe Generale Class A	63,649	7,394
^Carrefour SA	92,148	6,464
* Vivendi SA	152,859	6,163
* Groupe Danone	66,657	5,868
LVMH Louis Vuitton
Moet Hennessy	48,010	5,449
^L’Oreal SA	40,314	4,764
* Air Liquide SA	31,182	4,676
Vinci SA	62,829	4,609

			Market
			Value•
		Shares	($000)
	Veolia Environnement	61,245	4,412
	Alstom	18,143	4,169
	Lafarge SA	22,952	4,116
	Cie. de St. Gobain SA	49,029	3,901
^	Schneider Electric SA	31,949	3,888
	Electricite de France	33,699	3,522
	Pernod Ricard SA	29,088	3,326
	Credit Agricole SA	87,245	2,920
	Renault SA	27,362	2,789
	Unibail Co.	10,490	2,694
	Accor SA	30,874	2,544
^	Bouygues SA	33,979	2,518
	Alcatel-Lucent	296,982	1,988
	Vallourec SA	7,017	1,902
	Gaz de France	26,536	1,740
	Essilor International SA	27,314	1,694
	Pinault-Printemps-Redoute SA	12,495	1,616
	PSA Peugeot Citroen	23,074	1,601
*	Societe Generale - New	13,189	1,528
	Hermes International	10,557	1,416
	Technip SA	14,175	1,306
^	Lagardere S.C.A.	17,621	1,256
	Compagnie Generale des
	Etablissements Michelin SA	13,705	1,244
	Eramet SLN	1,324	1,181
	Cap Gemini SA	18,493	1,111
	Christian Dior SA	9,555	1,092
	Sodexho Alliance SA	15,217	1,015
	STMicroelectronics NV	87,386	1,008
*	Compagnie Generale
	de Geophysique SA	3,547	891
	Klepierre	14,292	864
	Thales SA	13,020	848
*^	Eiffage SA	9,263	847
^	CNP Assurances	7,140	847
	Natixis	47,721	798
	Casino Guichard-Perrachon SA	6,300	790
	Publicis Groupe SA	18,769	754
	Air France	24,073	744
	Safran SA	26,199	548
*	Atos Origin SA	8,689	530
	Aeroports de Paris (ADP)	4,115	488
*	Arkema	8,395	482
^	Societe Television Francaise 1	22,400	471
	Dassault Systemes SA	7,350	460
	Legrand SA	15,055	450
^	PagesJaunes SA	20,182	401
	Eurazeo	3,096	399
^	Neuf Cegetel	7,043	394
	Wendel Investissement	2,854	392
	Valeo SA	9,238	372
^	ICADE	2,482	351
	Imerys SA	3,753	323
	Societe des Autoroutes
	Paris-Rhin-Rhone	2,683	321
^	Ciments Francais SA	1,240	239

16

		Market
		Value•
	Shares	($000)
Thomson SA	34,246	217
Societe BIC SA	4,060	208
JCDecaux SA	6,586	188
Gecina SA	1,287	181
Euler Hermes SA	1,515	174
		203,170
Germany (6.5%)
^E.On AG	86,414	17,529
Siemens AG	120,182	14,062
Allianz AG	59,177	12,024
Daimler AG (Registered)	135,322	10,522
^BASF AG	64,610	9,185
^Bayer AG	99,979	8,466
Volkswagen AG	28,494	8,390
Deutsche Bank AG	69,000	8,228
Deutsche Telekom AG	428,808	7,671
SAP AG	121,713	6,091
RWE AG	51,216	5,890
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered)	28,644	5,519
Deutsche Boerse AG	25,736	3,743
Deutsche Post AG	118,565	3,681
ThyssenKrupp AG	49,888	3,112
Commerzbank AG	85,946	3,081
^Man AG	18,633	2,586
Continental AG	20,672	2,417
Linde AG	16,581	2,417
^K+S AG	5,408	2,233
^Volkswagen AG Pfd.	13,470	2,214
Bayerische Motoren
Werke AG	39,536	2,155
Porsche AG	11,310	2,069
Metro AG	21,105	1,666
Adidas AG	26,117	1,657
Fresenius Medical Care AG	28,124	1,484
*^Beiersdorf AG	16,065	1,361
Salzgitter AG	6,195	1,260
* TUI AG	42,344	1,208
^Henkel AG & Co. KGaA Pfd.	24,255	1,028
Hypo Real Estate Holding AG	25,666	947
* Infineon Technologies AG	89,523	830
Henkel AG & Co. KGaA	20,349	818
Deutsche Postbank AG	9,376	815
Fresenius AG Pfd.	9,234	763
^Deutsche Lufthansa AG	27,977	733
^Hochtief AG	6,715	686
* Q-Cells AG	5,355	616
Hannover
Rueckversicherung AG	10,920	594
^Wacker Chemie AG	2,100	514
*^Celesio AG	11,833	506
HeidelbergCement AG	2,970	497
Lanxess	11,265	436
Fraport AG	5,484	396
Merck KGaA	1,920	272

			Market
			Value•
		Shares	($000)
	Fresenius AS	3,058	258
*	Arcandor AG	13,020	244
	Heidelberger
	Druckmaschinen AG	9,240	219
	Puma AG	596	211
*	Aachener & Muenchener
	Beteiligungs AG (Bearer)	1,127	206
	Altana AG	7,703	160
	Suedzucker AG	3,879	88
			163,758
Greece (0.6%)
	National Bank of Greece
	SA ADR	328,144	3,564
	Hellenic Telecommunications
	Organization SA ADR	129,803	1,935
	Alpha Credit Bank SA	52,185	1,782
	EFG Eurobank Ergasias	47,724	1,476
	Bank of Piraeus	40,236	1,366
	Greek Organization of
	Football Prognostics	30,577	1,189
	GEA Group AG	24,120	884
	Coca-Cola Hellenic
	Bottling Co. SA	16,968	758
	Public Power Corp.	13,630	574
	Titan Cement Co. SA	7,028	314
	Hellenic Petroleum SA	9,460	143
*	Commercial Bank of
	Greece SA	3,080	93
	National Bank of Greece SA	180	10
			14,088
Hong Kong (2.5%)
	Industrial and Commercial
	Bank of China Ltd.
	Class H	5,366,000	4,237
	Sun Hung Kai
	Properties Ltd.	241,409	4,219
	Hutchison Whampoa Ltd.	417,000	4,075
	Cheung Kong Holdings Ltd.	229,000	3,577
	CNOOC Ltd.	1,748,000	3,103
	Hong Kong Exchanges &
	Clearing Ltd.	143,500	2,932
	Hang Seng Bank Ltd.	100,100	2,000
	CLP Holdings Ltd.	238,000	1,888
	Hong Kong & China
	Gas Co., Ltd.	623,500	1,822
	Swire Pacific Ltd. A Shares	149,000	1,744
	Li & Fung Ltd.	400,000	1,650
	Esprit Holdings Ltd.	120,500	1,484
	Hongkong Land
	Holdings Ltd.	295,000	1,339
	Boc Hong Kong
	Holdings Ltd.	516,237	1,332
	China Overseas Land &
	Investment Ltd.	630,000	1,324
	Hong Kong Electric
	Holdings Ltd.	210,000	1,318

17

			Market
			Value•
		Shares	($000)
	Wharf Holdings Ltd.	255,250	1,291
	Hang Lung Properties Ltd.	315,000	1,279
	Henderson Land
	Development Co. Ltd.	161,466	1,235
	Bank of East Asia Ltd.	210,000	1,193
	Hang Lung
	Development Co., Ltd.	188,000	1,012
	Shangri-La Asia Ltd.	332,444	922
	New World
	Development Co., Ltd.	348,000	899
	Tencent Holdings Ltd.	129,600	860
	Sino Land Co.	284,000	716
	Wing Hang Bank Ltd.	52,500	701
	MTR Corp.	184,500	660
*	China National Building
	Material Co., Ltd.	266,000	658
	Link REIT	269,343	645
	Tingyi Holding Corp.	420,000	559
	Kingboard Chemical
	Holdings Ltd.	105,000	495
*	Foxconn International
	Holdings Ltd.	315,000	487
	China Netcom Group Corp.
	Hong Kong Ltd.	158,500	479
*	China Railway Group, Ltd.	468,000	448
	Hopewell Holdings Ltd.	98,000	426
	Kerry Properties Ltd.	62,000	420
	PCCW Ltd.	609,000	393
	Cathay Pacific Airways Ltd.	175,015	364
*^	China Citic Bank	540,700	357
^	Techtronic
	Industries Co., Ltd.	367,500	355
	Shimao Property
	Holdings Ltd.	170,594	339
	Hengan International
	Group Co. Ltd.	93,622	334
*^	Sino-Ocean Land
	Holdings Ltd.	404,500	333
	Belle International
	Holdings Ltd.	305,000	325
^	Country Garden
	Holdings Co.	362,960	309
	Hysan
	Development Co., Ltd.	85,000	247
^	Sinofert Holdings, Ltd.	298,000	227
	Hutchison
	Telecommunications
	International Ltd.	156,000	218
	Wheelock and Co. Ltd.	69,000	217
*	China Insurance International
	Holdings Co., Ltd.	78,000	208
	Television Broadcasts Ltd.	36,000	207
	NWS Holdings Ltd.	73,000	201
	Agile Property Holdings, Inc.	142,000	197
*	Fosun International	236,000	189
	CNPC Hong Kong Ltd.	380,000	183

			Market
			Value•
		Shares	($000)
	Wing Lung Bank Ltd.	9,700	176
	Orient Overseas
	International Ltd.	31,000	170
	Lifestyle International
	Holdings, Ltd.	81,500	170
	Cheung Kong Infrastructure
	Holdings Ltd.	38,000	164
	Kowloon Development
	Co., Ltd.	70,000	155
	First Pacific Co. Ltd.	208,000	152
	Shui On Land Ltd.	151,500	151
*	CITIC Resources
	Holdings Ltd.	322,000	149
	C C Land Holdings Ltd.	135,000	148
	Shun Tak Holdings Ltd.	99,000	132
	CITIC International
	Financial Holdings Ltd.	198,000	132
*	China High Speed
	Transmission Equipment
	Group Co., Ltd.	75,000	131
^	Yue Yuen Industrial
	(Holdings) Ltd.	43,000	130
*	Huabao International
	Holdings Ltd.	145,000	129
	Anta Sports Products Ltd.	113,000	126
	Chinese Estates Holdings	78,000	123
	Industrial and Commercial
	Bank of China (Asia) Ltd.	43,000	117
	Hong Kong Aircraft &
	Engineering Co., Ltd.	6,400	114
	ASM Pacific Technology Ltd.	16,700	114
	Hong Kong and Shanghai
	Hotels Ltd.	61,500	105
*	Galaxy Entertainment
	Group Ltd.	129,000	98
	Hopson Development
	Holdings Ltd.	44,000	94
	Guoco Group	8,000	86
	Cafe De Coral Holdings Ltd.	38,000	77
	Dah Sing Financial Group	10,400	76
	Great Eagle Holdings Ltd.	26,000	75
	Melco International
	Development Corp.	51,000	69
	Shenzhen International
	Holdings Ltd.	647,500	68
	Greentown China
	Holdings Ltd.	54,500	64
	Lee & Man Paper
	Manufacturing Ltd.	29,200	54
	Johnson Electric
	Holdings Ltd.	44,500	21
*	Genting International PLC	33,020	15
	Hopewell Highway
	Infrastructure Ltd.	13,000	10
	Giordano International Ltd.	22,000	10

18

			Market
			Value•
		Shares	($000)
	Mandarin Oriental
	International Ltd.	4,000	9
	Henderson Investment Ltd.	74,000	9
	Texwinca Holdings Ltd.	10,000	8
	Chong Hing Bank Ltd.	3,000	7
	Fubon Bank (Hong Kong) Ltd.	6,000	7
	Lianhua Supermarket
	Holdings Ltd. Class H	4,000	5
	Dah Sing Banking Group Ltd.	2,800	5
	Next Media Ltd.	14,000	5
	Beijing North Star Co. Ltd.	10,000	4
	Public Financial Holdings Ltd.	4,000	4
*	Hutchinson Harbour Ring Ltd.	38,000	3
			62,303
Hungary (0.1%)
	OTP Bank Nyrt.	35,200	1,501
	MOL Hungarian Oil and
	Gas Nyrt.	9,955	1,419
	Richter Gedeon Nyrt.	3,150	650
	Magyar Tavkozlesi Nyrt.	54,285	289
			3,859
India (2.1%)
*	Reliance Industries Ltd. GDR	35,810	4,645
	Infosys Technologies
	Ltd. ADR	77,765	3,398
*	Bharti Airtel Ltd.	99,398	2,212
	Larsen & Toubro Ltd.	27,936	2,061
	ITC Ltd.	360,847	1,955
	Housing Development
	Finance Corp. Ltd.	25,924	1,794
	ICICI Bank Ltd. ADR	39,743	1,772
	Reliance Communication
	Ventures	104,019	1,488
*	Reliance Industries Ltd.	21,877	1,411
	Tata Iron and Steel Co. Ltd.	66,103	1,340
	State Bank of India GDR	14,425	1,328
	HDFC Bank Ltd. ADR	11,737	1,324
	Satyam Computer
	Services Ltd. ADR	45,033	1,156
	Oil and Natural
	Gas Corp. Ltd.	39,162	1,000
*	Essar Oil Ltd.	137,439	945
	Bharat Heavy Electricals Ltd.	19,586	921
	Wipro Ltd. ADR	57,751	751
	Jaiprakash Associates Ltd.	109,070	733
	Axis Bank Ltd.	31,394	717
*	Sterlite Industries (India) Ltd.	33,301	711
	Hindustan Lever Ltd.	103,205	640
*	Reliance Petroleum Ltd.	108,155	538
	NTPC Ltd.	106,580	518
	Reliance Capital Ltd.	13,709	512
	Infrastructure Development
	Finance Co., Ltd.	114,026	501
*	Hindalco Industries Ltd.	103,861	499
*	Grasim Industries Ltd.	8,292	494
	Reliance Energy Ltd.	13,480	475

			Market
			Value•
		Shares	($000)
	DLF Ltd.	26,043	455
*	Reliance Natural
	Resources, Ltd.	147,729	447
	Jindal Steel & Power Ltd.	7,428	441
	Unitech, Ltd.	57,228	439
	Tata Power Co. Ltd.	12,209	420
	Tata Consultancy
	Services Ltd.	17,249	392
	Dr. Reddy’s Laboratories
	Ltd. ADR	25,653	392
*	Suzlon Energy Ltd.	53,562	380
*^	Tata Communications Ltd.	15,185	374
*	Idea Cellular Ltd.	140,508	367
	Cipla Ltd.	68,503	361
	Kotak Mahindra Bank	17,671	344
	Steel Authority of India Ltd.	72,803	333
	Indiabulls Financial
	Services Ltd.	24,987	332
	Gail India Ltd.	29,811	325
*	JSW Steel Ltd.	14,833	320
*	Aditya Birla Nuvo Ltd.	8,440	302
*	Aban Offshore Ltd.	3,391	286
*	Asea Brown Boveri India Ltd.	9,960	281
	Siemens India Ltd.	19,810	281
*	Sun Pharmaceutical
	Industries Ltd.	7,805	280
*	Cairn India Ltd.	45,092	277
	Mahanagar Telephone
	Nigam Ltd. ADR	47,564	265
	Nicholas Piramal India Ltd.	30,270	263
	Tata Motors Ltd.	15,995	264
*	Punjab National Bank Ltd.	18,651	254
	Glenmark
	Pharmaceuticals Ltd.	14,990	249
*	Adani Exports, Ltd.	11,892	248
*	Sesa Goa Ltd.	2,374	246
	Hero Honda Motors Ltd.	11,513	241
	GlaxoSmithKline
	Pharmaceuticals (India) Ltd.	8,666	234
*	United Spirits Ltd.	5,854	233
*	Reliance Power Ltd.	23,167	226
*	Mundra Port and Special
	Economic Zone Ltd.	11,592	218
	Tata Chemicals Ltd.	24,499	216
	Power Grid Corp of India Ltd	81,120	211
	Maruti Udyog Ltd.	11,472	210
	Bharat Forge Ltd.	28,530	208
	Ranbaxy Laboratories Ltd.	17,587	207
	HCL Technologies Ltd.	29,116	207
	Mahindra & Mahindra Ltd.	12,452	207
	Bank of India	22,739	192
	Ambuja Cements Ltd.	68,125	191
	Indian Oil Corporation Ltd.	15,624	178
	Zee Entertainment
	Enterprises	32,802	173
	Bharat Petroleum Corp. Ltd.	16,912	171

19

			Market
			Value•
		Shares	($000)
	Hindustan Petroleum
	Corp., Ltd.	26,201	167
*	Punj Lloyd Ltd.	17,917	162
	Bajaj Auto Ltd.	8,936	158
*	Housing Development &
	Infrastructure Ltd.	7,980	153
*	Lanco Infratech Ltd.	11,328	151
*	Divi’s Laboratories Ltd.	4,005	148
	Asian Paints (India) Ltd.	4,405	139
	Crompton Greaves, Ltd.	22,106	136
	Colgate-Palmolive (India) Ltd.	12,688	128
*	Godrej Industries Ltd.	17,213	121
*	Financial Technologies
	(India) Ltd.	2,704	116
	Union Bank of India	27,504	109
*	Power Finance Corp.	26,852	108
	Nestle India Ltd.	2,239	97
	Great Eastern Shipping Co.	8,840	97
*	Ultratech Cemco Ltd.	3,849	73
	National Aluminium Co., Ltd.	6,100	67
	Lupin Ltd.	4,820	67
	Associated Cement Cos. Ltd.	3,467	65
*	GMR Infrastructure Ltd.	15,377	61
	Bharat Electronics Ltd.	1,858	61
	Canara Bank Ltd.	9,705	57
	Dabur India Ltd.	20,253	54
*	Oriental Bank of Commerce	8,752	47
	Industrial Development
	Bank of India Ltd.	16,782	43
*	Ashok Leyland Ltd.	41,763	42
	Moser Baer India Ltd.	9,766	42
	Great Offshore Ltd.	2,253	37
*	I-Flex Solutions Ltd.	935	32
	Mphasis Ltd.	2,267	13
	Bank of Baroda	1,056	8
*	Tech Mahindra Ltd.	221	5
	Shipping Corp. of India Ltd.	819	5
	Piramal Life Sciences	1,618	4
	Wockhardt Ltd.	500	4
	Corporation Bank	416	3
	Jet Airways (India) Ltd.	250	3
	Castrol (India) Ltd.	358	3
	Cadila Healthcare Ltd.	364	3
			51,769
Indonesia (0.3%)
	PT Bumi Resources Tbk	2,482,000	1,788
	PT Telekomunikasi
	Indonesia Tbk	1,321,500	1,270
	PT Astra International Tbk	471,000	1,019
	PT Bank Central Asia Tbk	2,230,000	725
	PT Bank Rakyat
	Indonesia Tbk	723,500	467
	PT United Tractors Tbk	256,500	334
	PT Perusahaan Gas
	Negara Tbk	213,000	279

			Market
			Value•
		Shares	($000)
	PT Indonesian
	Satellite Corp. Tbk	306,000	201
	PT Astra Agro Lestari Tbk	75,500	194
	PT Unilever Indonesia Tbk	258,500	190
	PT Bank Mandiri Tbk	610,000	190
	PT International Nickel
	Indonesia Tbk	252,500	181
	PT Aneka Tambang Tbk	460,000	174
*	PT Tambang Batubara
	Bukit Asam Tbk	111,000	127
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	146,000	89
	PT Indofood Sukses
	Makmur Tbk	290,500	72
	PT Semen Gresik Tbk	137,500	63
	PT Bank Danamon Tbk	78,000	48
*	PT Bank Indonesia Tbk	626,000	40
	PT Gudang Garam Tbk	45,500	37
	PT Ramayana Lestari
	Sentosa Tbk	221,500	19
			7,507
Ireland (0.5%)
	CRH PLC	72,440	2,770
	Allied Irish Banks PLC	115,532	2,429
	Bank of Ireland	132,038	1,819
*	Elan Corp. PLC	60,353	1,603
	Anglo Irish Bank Corp. PLC	103,055	1,435
	Irish Life & Permanent PLC	35,026	556
	Kerry Group PLC A Shares	17,453	540
*	Ryanair Holdings PLC	58,749	270
*	Ryanair Holdings PLC ADR	5,478	149
			11,571
Israel (0.4%)
	Teva Pharmaceutical
	Industries Ltd.	105,890	4,993
	Israel Chemicals Ltd.	74,913	1,377
	Bank Hapoalim Ltd.	126,520	536
	Makhteshim-Agan
	Industries Ltd.	54,075	496
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	262,475	486
*	NICE Systems Ltd.	14,910	481
	Bank Leumi Le-Israel	94,380	469
*	The Israel Corp. Ltd.	333	412
	Partner Communications
	Co. Ltd.	10,400	245
	United Mizrahi Bank Ltd.	15,400	129
*	Israel Discount Bank Ltd.	42,700	104
	Osem Investment Ltd.	8,700	102
	Ormat Industries Ltd.	7,805	101
	Koor Industries Ltd.	1,500	98
*	Elbit Medical Imaging Ltd.	2,156	97
	Elbit Systems Ltd.	1,700	94
	IDB Development Corp. Ltd.	3,200	91

20

			Market
			Value•
		Shares	($000)
	Discount Investment Corp. Ltd.	1,200	33
	Africa-Israel Investments Ltd.	400	26
	Harel Insurance
	Investments Ltd.	100	5
	Clal Insurance Enterprise
	Holdings Ltd.	200	4
	Delek Automotive Systems Ltd.	100	2
	Super Sol Ltd.	300	1
	Delek Group, Ltd.	8	1
	IDB Holding Corp., Ltd.	51	1
	Gazit Globe (1982) Ltd.	117	1
*	First International Bank of
	Israel Ltd.--ILS .05 Par	82	1
*	First International Bank of
	Israel Ltd.--ILS .01 Par	411	1
	Migdal Insurance Holdings Ltd.	700	1
	Clal Industries and
	Investments Ltd.	200	1
	Blue Square-Israel Ltd.	100	1
*	Alvarion Ltd.	151	1
*	Given Imaging Ltd.	47	1
	Property & Building Corp.	7	1
			10,393
Italy (3.0%)
	Eni SpA	365,254	14,058
	Unicredit SpA	1,299,781	9,796
	Intesa Sanpaolo SpA	1,170,113	8,698
	Assicurazioni Generali SpA	183,104	8,094
	Enel SpA	602,349	6,536
^	Telecom Italia SpA	1,733,736	3,626
^	Fiat SpA	105,380	2,343
	Unione Di Banche
	Italiane ScpA	81,764	2,152
	Saipem SpA	43,816	1,916
*	Banco Popolare SpA	84,263	1,662
	Finmeccanica SpA	44,940	1,559
	Atlantia SpA	38,406	1,256
^	Telecom Italia SpA RNC	759,996	1,237
	Mediobanca Banca di
	Credito Finanziaria SpA	53,226	1,106
	Mediaset SpA	113,314	1,030
	Terna SpA	213,643	942
	Snam Rete Gas SpA	128,149	810
^	Parmalat SpA	218,820	745
	Banca Popolare
	di Milano SpA	55,755	684
	A2A SpA	183,507	674
	Alleanza Assicurazioni SpA	50,506	659
	Fondiari-Sai SpA	14,126	566
^	Banca Monte dei Paschi
	di Siena SpA	162,432	551
	Lottomatica SpA	17,776	546
	IFIL Investments SpA	59,104	491
	Pirelli & C. Accomandita
	per Azioni SpA	592,830	483

		Market
		Value•
	Shares	($000)
Italcementi SpA	21,110	455
Luxottica Group SpA	15,797	444
^Banca Carige SpA	86,793	341
Unipol Gruppo
Finanziario SpA Pfd.	116,591	339
Autogrill SpA	21,365	324
Saras SpA Raffinerie Sarde	44,936	256
RCS Media Group SpA	72,014	253
Italcementi SpA Risp.	13,701	218
Bulgari SpA	17,196	199
Edison SpA	70,164	173
* Banca Monte Dei Paschi
Rights Exp. 5/19/08	162,432	114
Unipol Gruppo
Finanziario SpA	33,917	111
^Mediolanum SpA	17,160	103
^Seat Pagine Gialle SpA	518,267	100
Gruppo Editoriale
L’Espresso SpA	26,757	94
Buzzi Unicem SpA	3,631	92
Fondiaria-Sai SpA RNC	3,492	92
Benetton Group SpA	6,263	82
		76,010
Japan (14.3%)
Toyota Motor Corp.	355,900	18,137
Mitsubishi UFJ
Financial Group	1,414,740	15,589
Canon, Inc.	173,100	8,703
Sumitomo Mitsui
Financial Group, Inc.	1,000	8,605
Nintendo Co.	13,900	7,684
Matsushita Electric
Industrial Co., Ltd.	326,000	7,609
Sony Corp.	131,100	6,044
Mizuho Financial Group, Inc.	1,107	5,761
Honda Motor Co., Ltd.	178,400	5,694
Mitsubishi Corp.	164,900	5,308
Takeda Pharmaceutical
Co. Ltd.	86,100	4,552
Nomura Holdings Inc.	253,800	4,432
Mitsui & Co., Ltd.	184,000	4,321
Komatsu Ltd.	128,600	3,914
Mitsubishi Estate Co., Ltd.	133,000	3,868
Nippon Steel Corp.	668,000	3,760
East Japan Railway Co.	441	3,519
NTT DoCoMo, Inc.	2,394	3,516
Millea Holdings, Inc.	81,100	3,437
Tokyo Electric Power Co.	130,900	3,344
JFE Holdings, Inc.	59,300	3,258
Japan Tobacco, Inc.	666	3,238
Nippon Telegraph and
Telephone Corp.	686	2,954
Mitsui Fudosan Co., Ltd.	113,000	2,856
KDDI Corp.	438	2,814

21

			Market
			Value•
		Shares	($000)
	Seven and I
	Holdings Co., Ltd.	93,100	2,787
	Nissan Motor Co., Ltd.	296,200	2,641
	Toshiba Corp.	315,000	2,615
	Shin-Etsu Chemical Co., Ltd.	41,200	2,551
	Fanuc Co., Ltd.	23,300	2,456
	Kyocera Corp.	25,000	2,309
*	Mitsui Sumitomo Insurance
	Group Holdings, Inc.	57,600	2,293
	Kansai Electric
	Power Co., Inc.	94,500	2,257
	Hitachi Ltd.	329,000	2,219
	Orix Corp.	12,030	2,176
	Central Japan Railway Co.	221	2,169
	Mitsubishi Electric Corp.	210,000	2,152
	Itochu Corp.	197,000	2,063
	Mitsubishi Heavy
	Industries Ltd.	443,000	2,061
	Astellas Pharma Inc.	49,700	2,046
	Daiwa Securities Group Inc.	203,000	2,014
	Sumitomo Metal
	Industries Ltd.	472,000	1,988
	Fuji Photo Film Co., Ltd.	51,000	1,972
	Daiichi Sankyo Co., Ltd.	70,900	1,954
	Denso Corp.	55,900	1,950
	Kao Corp.	70,000	1,895
	Sharp Corp.	107,000	1,802
	Chubu Electric Power Co.	76,600	1,799
	Sumitomo Trust &
	Banking Co., Ltd.	199,000	1,789
	Kirin Brewery Co., Ltd.	95,000	1,700
	T & D Holdings, Inc.	26,250	1,681
	Murata
	Manufacturing Co., Ltd.	31,500	1,672
	Mitsui OSK Lines Ltd.	119,000	1,643
	Sumitomo Corp.	118,400	1,594
	Marubeni Corp.	200,000	1,592
	Daikin Industries Ltd.	31,500	1,576
	Bridgestone Corp.	80,500	1,482
	Sumitomo Realty &
	Development Co.	58,000	1,454
	Nippon Yusen Kabushiki
	Kaisha Co.	148,000	1,443
	Softbank Corp.	68,400	1,384
	Secom Co., Ltd.	29,500	1,384
	Rohm Co., Ltd.	19,700	1,383
	Tokyo Electron Ltd.	21,000	1,364
	Fujitsu Ltd.	210,000	1,344
	Sumitomo Chemical Co.	199,000	1,293
	Sumitomo Metal Mining Co.	71,000	1,291
	Asahi Glass Co., Ltd.	108,000	1,290
	Yamada Denki Co., Ltd.	14,940	1,283
	Suzuki Motor Corp.	49,800	1,264
	Asahi Breweries Ltd.	63,000	1,235
	Toray Industries, Inc.	194,000	1,214
	Yahoo Japan Corp.	2,655	1,178

		Market
		Value•
	Shares	($000)
Ricoh Co.	68,000	1,177
Hoya Corp.	42,000	1,172
Keyence Corp.	4,500	1,151
Mitsubishi Chemical
Holdings Corp.	171,500	1,141
Bank of Yokohama Ltd.	155,000	1,138
Nikon Corp.	39,000	1,127
Eisai Co., Ltd.	31,500	1,116
Asahi Kasei Corp.	194,000	1,103
Terumo Corp.	22,100	1,094
^Resona Holdings Inc.	563	1,082
Sompo Japan Insurance Inc.	97,000	1,081
Aeon Co., Ltd.	73,600	1,079
Tohoku Electric Power Co.	47,200	1,074
Kyushu Electric
Power Co., Inc.	45,900	1,045
Inpex Holdings, Inc.	93	1,044
Isuzu Motors Ltd.	210,000	1,017
Shinsei Bank, Ltd.	231,000	1,017
Tokyu Corp.	191,000	1,013
Tokyo Gas Co., Ltd.	261,000	1,003
NEC Corp.	210,000	999
Dai-Nippon Printing Co., Ltd.	63,000	970
NTT Data Corp.	234	964
Kobe Steel Ltd.	315,000	945
TDK Corp.	13,800	943
JTEKT Corp.	52,400	932
Chugoku Electric
Power Co., Ltd.	42,000	925
Nippon Oil Corp.	134,000	923
Sumitomo Electric
Industries Ltd.	71,400	921
Mitsubishi Materials Corp.	191,000	907
West Japan Railway Co.	209	906
Daito Trust
Construction Co., Ltd.	19,100	889
Nippon Mining Holdings Inc.	143,000	888
Shizuoka Bank Ltd.	71,000	872
Nitto Denko Corp.	21,000	870
Shiseido Co., Ltd.	36,000	867
Dentsu Inc.	371	855
Ibiden Co., Ltd.	19,600	855
Credit Saison Co., Ltd.	31,400	843
Yakult Honsha Co., Ltd.	31,500	843
*^Mitsubishi Motors Corp.	525,000	829
Hankyu Corp.	182,000	825
Konami Corp.	22,900	824
THK Co., Inc.	36,900	821
Mazda Motor Corp.	186,000	809
Kuraray Co., Ltd.	67,500	805
Mitsui Trust Holding Inc.	113,000	804
Stanley Electric Co.	31,500	802
Electric Power
Development Co., Ltd.	21,000	790
Olympus Corp.	24,000	790
* Sanyo Electric Co., Ltd.	315,000	786

22

			Market
			Value•
		Shares	($000)
	Hokuriku Electric Power Co.	31,500	762
	Mizuho Trust &
	Banking Co., Ltd.	457,000	756
	Osaka Gas Co., Ltd.	210,000	749
^	Nissin Food
	Products Co., Ltd.	21,000	741
	Aisin Seiki Co., Ltd.	21,000	736
	Marui Co., Ltd.	74,000	734
	Toyoda Automatic
	Loom Works Ltd.	21,000	733
	Kawasaki Heavy
	Industries Ltd.	283,000	731
	JS Group Corp.	41,900	730
	Makita Corp.	21,000	723
	Hokuhoku Financial
	Group, Inc.	227,000	720
	SMC Corp.	6,100	713
	JSR Corp.	31,500	711
	MEDICEO Holdings Co., Ltd.	42,000	710
*	Elpida Memory Inc.	19,200	703
	Nisshin Steel Co.	187,000	694
	Toppan Printing Co., Ltd.	62,000	692
	Nipponkoa Insurance Co., Ltd.	70,000	686
	Konica Minolta Holdings, Inc.	45,500	686
	Toyota Tsusho Corp.	31,400	675
	NGK Insulators Ltd.	35,000	674
	Sankyo Co., Ltd.	11,100	669
	Showa Denko K.K.	190,000	668
	Daiwa House
	Industry Co., Ltd.	59,000	667
	Sekisui House Ltd.	70,000	666
	Hokkaido Electric
	Power Co., Ltd.	31,500	660
	Omron Corp.	31,500	659
	Kawasaki Kisen Kaisha Ltd.	63,000	642
	Nippon Express Co., Ltd.	115,000	637
	Ajinomoto Co., Inc.	63,000	635
	Kintetsu Corp.	182,000	628
	Chiba Bank Ltd.	79,000	624
	Yamaha Corp.	31,500	622
	Toyo Seikan Kaisha Ltd.	31,500	619
	Shionogi & Co., Ltd.	32,000	618
	Benesse Corp.	14,000	618
	Yamato Holdings Co., Ltd.	42,000	615
*	Isetan Mitsukoshi
	Holdings Ltd.	58,040	610
	SBI Holdings, Inc.	2,304	606
	Shikoku Electric Power	21,200	603
	Kubota Corp.	85,000	596
	Japan Steel Works Ltd.	32,000	592
	Ono Pharmaceutical Co., Ltd.	11,100	589
	Chugai
	Pharmaceutical Co., Ltd.	41,900	587
	Joyo Bank Ltd.	102,000	583
	Advantest Corp.	21,000	579
	Seiko Epson Corp.	21,000	565

		Market
		Value•
	Shares	($000)
Fast Retailing Co., Ltd.	5,900	551
NTT Urban
Development Corp.	352	546
Citizen Watch Co., Ltd.	63,000	540
Namco Bandai Holdings Inc.	42,000	527
Sojitz Holdings Corp.	135,400	522
Trend Micro Inc.	13,500	508
Tobu Railway Co., Ltd.	99,000	506
Fukuoka Financial
Group, Inc.	101,000	502
Taisei Corp.	188,000	499
Promise Co., Ltd.	15,750	499
Sumitomo Heavy
Industries Ltd.	59,000	498
Taisho Pharmaceutical Co.	26,000	497
Sumco Corp.	19,300	490
Nomura Research
Institute, Ltd.	22,200	489
Toho Co., Ltd.	21,100	483
OJI Paper Co., Ltd.	105,000	474
Casio Computer Co.	31,500	471
Nidec Corp.	6,200	468
The Hiroshima Bank, Ltd.	84,000	463
Yokogawa Electric Corp.	42,000	459
Fuji Heavy Industries Ltd.	105,000	452
IHI Corp.	210,000	451
Aioi Insurance Co., Ltd.	71,000	449
Brother Industries Ltd.	33,900	442
Hirose Electric Co., Ltd.	3,700	439
Kurita Water Industries Ltd.	12,200	436
Taiheiyo Cement Corp.	186,000	426
Leopalace21 Corp.	24,000	425
Lawson Inc.	9,800	424
Mitsui Chemicals, Inc.	67,000	411
JGC Corp.	22,000	409
Yamaha Motor Co., Ltd.	21,000	406
Nippon Electric Glass Co., Ltd.	25,500	397
Odakyu Electric Railway Co.	58,000	395
NSK Ltd.	47,000	392
Nippon Paper Group, Inc.	148	371
Bank of Kyoto Ltd.	28,000	358
Sekisui Chemical Co.	48,000	351
Teijin Ltd.	90,000	349
Hitachi Construction
Machinery Co.	10,800	341
Keio Electric Railway Co., Ltd.	59,000	339
FamilyMart Co., Ltd.	9,600	337
Kyowa Hakko Kogyo Co.	37,000	335
Acom Co., Ltd.	10,810	334
Tokyu Land Corp.	44,000	329
Mitsumi Electric Co., Ltd.	9,800	328
The Nishi-Nippon
City Bank, Ltd.	106,000	325
CSK Corp.	15,300	325
Shimano, Inc.	7,100	324
TonenGeneral Sekiyu K.K.	37,000	320

23

		Market
		Value•
	Shares	($000)
Mitsubishi UFJ Lease &
Finance Company Ltd.	6,430	316
Mitsubishi Gas Chemical Co.	45,000	308
^Maruichi Steel Tube Ltd.	8,500	308
Yamaguchi Financial
Group, Inc.	24,000	304
Urban Corp.	54,600	301
J. Front Retailing Co., Ltd.	45,400	301
The Suruga Bank, Ltd.	21,000	297
Nippon Sheet Glass Co., Ltd.	62,000	286
Sapporo Hokuyo
Holdings, Inc.	35	284
Gunma Bank Ltd.	35,000	281
Amada Co., Ltd.	33,000	276
The Iyo Bank, Ltd.	24,000	274
Hitachi Metals Ltd.	18,000	270
Nippon Meat Packers, Inc.	21,000	270
Alfresa Holdings Corp.	3,800	268
Kajima Corp.	79,000	266
Daihatsu Motor Co., Ltd.	22,000	263
^Keihin Electric Express
Railway Co., Ltd.	40,000	263
Haseko Corp.	180,000	261
Shimizu Corp.	55,000	260
Fuji Electric
Holdings Co., Ltd.	66,000	260
Keihan Electric
Railway Co., Ltd.	59,000	260
Uni-Charm Corp.	3,700	258
Shimadzu Corp.	26,000	256
NTN Corp.	33,000	254
Sapporo Holdings Ltd.	34,000	253
Takashimaya Co.	23,000	253
Nisshin Seifun Group Inc.	23,500	252
The Hachijuni Bank Ltd.	38,000	252
^All Nippon Airways Co., Ltd.	64,000	251
Nagoya Railroad Co., Ltd.	78,000	250
Aozora Bank, Ltd.	81,000	249
Ube Industries Ltd.	71,000	249
^Toto Ltd.	29,000	249
Ohbayashi Corp.	50,000	243
Yamato Kogyo Co., Ltd.	5,100	242
The Chugoku Bank, Ltd.	16,000	241
Hitachi Chemical Co., Ltd.	12,200	240
NOK Corp.	12,100	240
Oriental Land Co., Ltd.	4,000	239
Nissan Chemical
Industries, Ltd.	18,000	239
Dowa Mining Co., Ltd.	35,000	237
Hamamatsu Photonics Co.	7,700	236
Tokuyama Corp.	26,000	236
Japan Petroleum
Exploration Co., Ltd.	3,400	236
Cosmo Oil Co., Ltd.	71,000	236
* Japan Airlines System Co.	100,000	236

			Market
			Value•
		Shares	($000)
	Matsushita Electric
	Works, Ltd.	21,000	232
	Toyota Boshoku Corp.	8,100	232
	Toyoda Gosei Co., Ltd.	6,300	230
	Nippon Sanso Corp.	28,000	229
	Tokyo Tatemono Co., Ltd.	26,000	227
	Minebea Co., Ltd.	37,000	226
	Ushio Inc.	11,900	226
	Nisshinbo Industries, Inc.	20,000	220
	Tosoh Corp.	57,000	220
	Toho Gas Co., Ltd.	44,000	214
	Hakuhodo DY Holdings Inc.	3,510	213
	Yaskawa Electric Corp.	21,000	213
	Mitsui Mining &
	Smelting Co., Ltd.	62,000	211
	Sega Sammy Holdings Inc.	17,100	208
	Furukawa Electric Co.	57,000	207
	Mabuchi Motor Co.	4,100	204
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	62,000	203
	Denki Kagaku Kogyo K.K.	53,000	197
	Shinko Securities Co., Ltd.	57,000	195
	AEON Mall Co., Ltd.	6,200	195
	Fujikura Ltd.	44,000	193
	Mitsubishi Rayon Co., Ltd.	58,000	189
	Asics Corp.	18,000	182
	Okuma Corp.	16,000	182
	Takefuji Corp.	7,680	182
	Daido Steel Co., Ltd.	32,000	178
	Dai-Nippon Ink &
	Chemicals, Inc.	55,000	178
*^	Mitsubishi UFL
	NiCOS Co., Ltd.	46,000	176
*	IT Holdings Corp.	8,200	170
	Tanabe Seiyaku Co., Ltd.	14,000	168
	Uny Co., Ltd.	17,000	167
	Pacific Metals Co., Ltd.	17,000	166
	Onward Kashiyama Co., Ltd.	14,000	159
	Mori Seiki Co.	8,600	159
	Tokyo Steel Manufacturing Co.	10,800	157
	JAFCO Co., Ltd.	3,900	156
	Pioneer Corp.	15,300	151
	Sumitomo Rubber
	Industries Ltd.	16,900	148
	Ryohin Keikaku Co., Ltd.	2,200	146
*	Oki Electric Industry Co. Ltd.	67,000	146
	Idemitsu Kosan Co. Ltd.	1,700	145
	Toyo Suisan Kaisha, Ltd.	8,000	142
	Kinden Corp.	15,000	142
	Aeon Credit Service Co. Ltd.	8,900	142
	Ebara Corp.	39,000	141
	Aiful Corp.	7,100	138
^	Yamazaki Baking Co., Ltd.	13,000	138
	Yamatake Corp.	4,700	137
	Susuken Co., Ltd.	3,600	136

24

		Market
		Value•
	Shares	($000)
Hisamitsu
Pharmaceutical Co. Inc.	3,600	135
^IZUMI Co., Ltd.	8,200	135
Q.P. Corp.	13,400	135
USS Co., Ltd.	1,880	134
Tsumura & Co.	5,500	133
The San-in Godo Bank, Ltd.	15,000	133
Kikkoman Corp.	11,000	132
Toyobo Ltd.	62,000	131
The Bank of Nagoya, Ltd.	19,000	130
Dai Nippon Pharmaceutical
Co., Ltd.	17,000	130
The Awa Bank, Ltd.	20,000	129
Meiji Dairies Corp.	21,000	129
Takara Holdings Inc.	19,000	128
The Keiyo Bank, Ltd.	18,000	127
Seino Transportation
Co., Ltd.	19,000	127
Nitori Co., Ltd.	2,400	126
Canon Sales Co. Inc.	6,500	126
Park24 Co., Ltd.	13,800	126
Asatsu-DK Inc.	4,100	124
The Nanto Bank, Ltd.	24,000	124
Obic Co., Ltd.	670	124
The Juroku Bank, Ltd.	21,000	124
Kamigumi Co., Ltd.	16,000	124
Santen Pharmaceutical
Co., Ltd.	5,000	124
Mitsubishi Logistics Corp.	9,000	123
Dowa Fire & Marine
Insurance Co.	21,000	123
^Ezaki Glico Co., Ltd.	11,000	121
The Kagoshima Bank, Ltd.	15,000	120
Hino Motors, Ltd.	19,000	120
77 Bank Ltd.	20,000	120
The Hyakujushi Bank Ltd.	20,000	119
Don Quijote Co., Ltd.	6,500	119
Nishi-Nippon
Railroad Co., Ltd.	33,000	117
Kansai Paint Co., Ltd.	17,000	117
Sumitomo Osaka
Cement Co., Ltd.	53,000	116
Otsuka Corp.	1,500	115
Sagami Railway	30,000	115
^Wacoal Corp.	8,000	115
Mochida Pharmaceutical	12,000	114
Sumitomo Forestry Co.	16,000	113
Nichirei Corp.	24,000	113
Yokohama Rubber Co.	22,000	113
Meiji Seika Kaisha Ltd.	22,000	113
Rinnai Corp.	3,500	112
Showa Shell Sekiyu K.K.	10,500	111
Keisei Electric
Railway Co., Ltd.	20,000	110

		Market
		Value•
	Shares	($000)
Shimachu Co.	4,000	110
Oracle Corp. Japan	2,400	109
NGK Spark Plug Co.	8,000	108
Shimamura Co., Ltd.	1,200	107
Daicel Chemical
Industries Ltd.	18,000	106
Coca-Cola West
Japan Co., Ltd.	4,700	106
Chiyoda Corp.	14,000	106
Koito Manufacturing Co., Ltd.	8,000	105
NHK Spring Co.	14,000	101
Tokai Rika Co., Ltd.	4,100	100
The Shiga Bank, Ltd.	15,000	100
Komeri Co., Ltd.	3,800	100
Lion Corp.	21,000	99
The Hyakugo Bank Ltd.	15,000	99
The Daishi Bank, Ltd.	23,000	99
^ULVAC, Inc.	2,400	98
Square Enix Co., Ltd.	3,000	98
Aoyama Trading Co., Ltd.	4,300	98
Toda Corp.	20,000	97
The Musashino Bank, Ltd.	2,200	96
Sumitomo Bakelite Co. Ltd.	17,000	95
Higo Bank Ltd.	15,000	94
^Ito En, Ltd.	5,200	90
Kaneka Corp.	13,000	90
Hitachi Koki Co.	5,400	89
Ogaki Kyoritsu Bank, Ltd.	17,000	88
The Hokkoku Bank, Ltd.	20,000	86
Taiyo Yuden Co., Ltd.	7,000	81
Shinko Electric
Industries Co., Ltd.	5,800	80
Nippon Shokubai Co., Ltd.	11,000	80
Alps Electric Co., Ltd.	8,000	75
Shima Seiki
Manufacturing, Ltd.	1,800	71
Nomura Real Estate
Holdings Inc.	3,100	63
Takata Corp.	2,400	53
Hankyu Department
Stores, Inc.	4,000	29
Osaka Titanium
Technologies Co.	400	27
ZEON Corp.	5,000	25
Tokyo Broadcasting
System, Inc.	900	24
House Foods Industry Corp.	1,400	22
Matsumotokiyoshi
Holdings Co., Ltd.	1,000	21
EDION Corp.	2,000	20
Kokuyo Co., Ltd.	2,300	20
Fuji Television Network, Inc.	12	20
Matsui Securities Co., Ltd.	2,700	19
Circle K Sunkus Co., Ltd.	1,200	18

25

			Market
			Value•
		Shares	($000)
	Bosch Corp.	3,000	17
	Nipro Corp.	1,000	17
	Monex Beans Holdings, Inc.	29	17
	Nippon Light Metal Co.	10,000	15
	SFCG Co., Ltd.	140	15
	Toshiba TEC Corp.	2,000	14
	Nippon Kayaku Co., Ltd.	2,000	14
	Dai-Nippon Screen
	Manufacturing Co., Ltd.	3,000	13
	Itochu Techno-Science Corp.	400	13
	Hitachi High-Technologies Corp.	600	12
	MISUMI Group Inc.	600	12
	Nippon Paint Co., Ltd.	3,000	11
	Sanken Electric Co., Ltd.	2,000	11
	Hikari Tsushin, Inc.	300	11
	Okasan Holdings, inc.	2,000	11
	Kobayashi Pharmaceutical
	Co., Ltd.	300	10
	Autobacs Seven Co., Ltd.	400	10
	Toho Titanium Co., Ltd.	400	10
	ABC-Mart Inc.	400	10
	Tokyo Style Co.	1,000	10
	Sohgo Security
	Services Co. , Ltd.	700	10
	DISCO Corp.	200	10
	Nippon Television
	Network Corp.	70	10
	Gunze Ltd.	2,000	9
	Kose Corp.	400	9
	Sysmex Corp.	200	8
*	NEC Electronics Corp.	400	8
	Tokyo Seimitsu Co., Ltd.	400	8
	Hitachi Cable Ltd.	2,000	8
	Lintec Corp.	600	8
	Sumisho Computer
	Systems Corp.	400	8
	Central Glass Co., Ltd.	2,000	8
	NIDEC SANKYO Corp.	1,000	8
	Funai Electric Co., Ltd.	200	7
	Tokai Rubber Industries, Ltd.	500	7
	Heiwa Corp.	700	7
	Mizuho Investors
	Securities Co., Ltd.	5,000	7
	Fukuyama
	Transporting Co., Ltd.	2,000	7
	Fuji Fire & Marine
	Insurance Co., Ltd.	2,000	6
	Nichicon Corp.	800	6
	Round One Corp.	5	6
	Toyota Auto Body Co., Ltd.	300	6
	Kandenko Co., Ltd.	1,000	6
	PanaHome Corp.	1,000	6
	Toppan Forms Co., Ltd.	500	5
	Kansai Urban Banking Corp.	2,000	5

			Market
			Value•
		Shares	($000)
*	NIS Group Co., Ltd.	2,680	5
	Koei Co., Ltd.	300	5
	NS Solutions Corp.	200	5
	Aichi Steel Corp.	1,000	5
	TV Asahi Corp.	3	4
	Hitachi Maxwell	400	4
	Calsonic Kansei Corp.	1,000	4
	OBIC Business
	Consultants Co., Ltd.	50	3
	Hitachi Software
	Engineering Co., Ltd.	100	2
	Yoshinoya D&C Co. Ltd.	1	1
	Hitachi Capital Corp.	100	1
	kabu.com Securities Co., Ltd.	1	1
	Sky Perfect JSAT Corp.	2	1
*	Daiei, Inc.	50	—
	Sumitomo Real Estate
	Sales Co., Ltd.	10	—
*	OMC Card, Inc.	100	—
			358,701
Luxembourg (0.6%)
	ArcelorMittal	142,664	12,516
	SES Global Fiduciary
	Depositary Receipts	45,349	1,112
	RTL Group	2,465	298
			13,926
Malaysia (0.6%)
	Sime Darby Bhd.	576,894	1,753
	Public Bank Bhd.	465,700	1,682
	Malayan Banking Bhd.	626,125	1,590
	Bumiputra-Commerce
	Holdings Bhd.	443,600	1,402
	IOI Corp. Bhd.	597,055	1,379
	Genting Bhd.	374,500	760
	Malaysia International
	Shipping Corp.,
	Bhd. (Foreign)	180,200	523
	Resorts World Bhd.	425,600	455
	Digi.com Bhd.	45,751	352
	UMW Holdings
	Malaysia Bhd.	166,100	348
	AMMB Holdings Bhd.	287,900	343
	Kuala Lumpur Kepong Bhd.	64,100	340
*	TM International Bhd.	146,600	332
	PLUS Expressways Bhd.	312,900	319
	PPB Group Bhd.	91,100	310
	YTL Corp., Bhd.	129,400	307
	Petronas Gas Bhd.	93,900	297
	Tenaga Nasional Bhd.	127,600	265
	Gamuda Bhd.	231,700	228
	British American
	Tobacco Bhd.	15,300	207
	YTL Power International Bhd.	243,512	200
	IJM Corp. Bhd.	106,900	194

26

			Market
			Value•
		Shares	($000)
	Berjaya Sports Toto Bhd.	119,600	193
	Malaysia Mining Corp., Bhd.	148,700	173
	Telekom Malaysia Bhd.	146,600	168
	SP Setia Bhd.	114,050	153
	Alliance Financial Group Bhd.	145,100	142
*	Parkson Holdings, Bhd.	59,100	131
	Tanjong Public Ltd. Co.	24,700	126
	Hong Leong Bank Bhd.	63,100	122
	Petronas Dagangan Bhd.	43,300	113
	Astro All Asia Networks PLC	89,900	99
	RHB Capital Bhd.	62,200	99
	Magnum Corp., Bhd.	84,100	91
	Lafarge Malayan Cement Bhd.	59,810	78
	Star Publications Bhd.	47,000	52
	EON Capital Bhd. .	23,700	39
*	Proton Holdings Bhd.	22,500	28
	Malaysia Airports
	Holdings Bhd.	24,600	23
	Malaysian Pacific
	Industries Bhd.	7,400	21
	Puncak Niaga Holdings Bhd.	11,400	13
			15,450
Mexico (1.1%)
	America Movil SA de CV	2,939,642	8,540
	Cemex SAB de CV ADR	101,834	2,816
	Telefonos de Mexico SA	1,402,343	2,527
	Grupo Mexico SA de CV	341,800	2,498
	Wal-Mart de Mexico SA	432,200	1,749
	Grupo Televisa SA CPO	325,500	1,606
	Fomento Economico
	Mexicano UBD	264,600	1,155
	Grupo Financerio
	Banorte SA de CV	254,400	1,123
	Grupo Financiero
	Inbursa, SA de CV	252,000	804
*	Carso Global Telecom
	SAB de CV	148,000	730
	Industrias Penoles
	SA Series CP	20,979	618
	Grupo Modelo SA	126,000	556
*	Corporacion GEO,
	SA de CV	118,949	444
*	Desarrolladora Homex
	SA de CV	33,597	334
	Grupo Bimbo SA	34,907	223
	Alfa SA de CV Series A	27,870	196
	Kimberly Clark de Mexico
	SA de CV Series A	38,855	184
	Grupo Aeroportuario del
	Pacifico SA	43,795	179
*	URBI Desarrollos Urbanos
	SA de CV	45,900	147
*	Impulsora del Desarrollo y
	el Empleo en America
	Latina, SA de CV	89,700	143
	TV Azteca SA CPO	190,600	117

		Market
		Value•
	Shares	($000)
Consorcio ARA SA de CV	105,821	111
Organzacion Soriana
SAB de CV	26,500	86
* Carso Infraestructura y
Construccion, SA	84,200	82
Gruma SA	2,100	6
Grupo Continental SA	2,200	5
Grupo Aeroportuario del
Pacifico SA ADR	64	3
		26,982
Netherlands (2.0%)
ING Groep NV	292,025	11,062
Unilever NV	208,993	6,977
Koninklijke (Royal) Philips
Electronics NV	141,132	5,305
Koninklijke KPN NV	247,308	4,515
Aegon NV	212,340	3,384
Akzo Nobel NV	37,374	3,155
Koninklijke Ahold NV	161,744	2,389
TNT NV	58,195	2,248
Heineken NV	31,335	1,816
Reed Elsevier NV	86,213	1,617
ASML Holding NV	54,765	1,552
Koninklijke DSM NV	25,200	1,353
European Aeronautic
Defence and Space Co.	41,667	1,039
Wolters Kluwer NV	38,363	1,024
Corio NV	8,841	822
Heineken Holding NV	15,190	777
^ Randstad Holding NV	11,410	482
SNS Reaal	12,952	272
		49,789
New Zealand (0.1%)
Telecom Corp. of
New Zealand Ltd.	237,865	702
Fletcher Building Ltd.	71,247	477
Contact Energy Ltd.	47,142	357
Sky City Entertainment
Group Ltd.	55,998	175
Auckland International
Airport Ltd.	103,282	172
Vector Ltd.	86,898	140
Fisher & Paykel
Healthcare Corp. Ltd.	56,129	117
The Warehouse Group Ltd.	22,311	101
Kiwi Income Property Trust	101,047	97
Sky Network Television Ltd.	26,721	93
Fisher & Paykel Appliances
Holdings Ltd.	22,342	42
Port of Tauranga Ltd.	3,953	20
Air New Zealand Ltd.	16,371	16
		2,509
Norway (0.8%)
StatoilHydro ASA	166,676	5,996
Telenor ASA	115,500	2,315

27

			Market
			Value•
		Shares	($000)
	Yara International ASA	31,500	2,284
^	DnB NOR ASA	127,686	1,896
^	Orkla ASA	131,350	1,732
	Norsk Hydro ASA	117,362	1,726
	SeaDrill Ltd.	42,000	1,265
	Aker Solutions ASA	31,390	793
	Storebrand ASA	51,800	488
*	Renewable Energy Corp. AS	11,217	380
*^	Norske Skogindustrier ASA	15,441	68
			18,943
Peru (0.1%)
	Compania de Minas
	Buenaventura SA ADR	14,805	926
	Credicorp Ltd.	4,761	381
	Volcan Compania Minera SA	77,773	182
	Sociedad Minera Cerro
	Verde SA	5,292	150
			1,639
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	5,130	312
	Ayala Land, Inc.	996,800	229
	Banco De Oro	178,000	197
	Bank of Philippine Islands	130,000	153
	SM Investments Corp.	23,170	136
	Manila Electric Co.	64,700	123
	Ayala Corp.	17,280	121
	SM Prime Holdings, Inc.	533,899	91
	Metropolitan Bank &
	Trust Co.	49,000	40
	Jollibee Foods Corp.	36,000	37
	Petron Corp.	169,000	23
			1,462
Poland (0.3%)
	Bank Polska Kasa Opieki
	Grupa Pekao SA	16,600	1,439
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	60,110	1,243
	Telekomunikacja Polska SA	87,505	879
	Polski Koncern Naftowy SA	44,675	844
	KGHM Polska Miedz SA	16,880	780
	Bank Handlowy
	W Warszawie	7,354	279
*	Getin Holding SA	45,184	247
	Polish Oil & Gas	130,439	245
*	Globe Trade Centre SA	8,644	142
	TVN SA	13,591	139
	Bank Zachodni WBK SA	1,734	127
*	Bank Rozwoju Eksportu SA	616	100
	BIG Bank Gdanski SA	20,144	71
	Bank Przemyslowo
	Handlowy PBK SA	960	38
			6,573

			Market
			Value•
		Shares	($000)
Portugal (0.3%)
	Electricidade de Portugal SA	362,552	2,288
	Portugal Telecom SGPS SA	145,351	1,724
	Banco Comercial
	Portugues SA	466,585	1,309
	Brisa-Auto Estradas
	de Portugal SA	53,360	758
	Zon Multimedia Servicos
	de Telecomunicacoes
	e Multimedia SGPS SA	42,132	562
	Galp Energia, SGPS,
	SA B shares	21,679	524
	Banco Espirito Santo SA	14,575	277
	Banco BPI SA	39,231	223
	Cimpor-Cimento
	de Portugal SA	21,430	190
			7,855
Russia (1.8%)
	OAO Gazprom
	Sponsored ADR	312,308	16,525
	LUKOIL Sponsored ADR	85,379	7,672
*	Sberbank	1,117,659	3,623
	MMC Norilsk Nickel ADR	106,500	2,858
	Rosneft Oil Co. GDR	284,266	2,767
	Surgutneftegaz OJSC ADR	230,335	2,227
	Mobile TeleSystems ADR	23,879	1,853
	Tatneft GDR	13,089	1,669
	OAO Vimpel-Communications
	Sponsored ADR	52,160	1,573
	RAO Unified Energy
	System GDR	13,498	1,261
*	VTB Bank OJSC–GDR	126,291	937
	Rostelecom ADR	13,376	925
	Cherepovets MK
	Severstal GDR	26,945	659
	Polyus Gold ADR	10,693	569
	Sistema JSFC GDR	16,173	489
*	Gazprom Neft	44,570	271
	Wimm-Bill-Dann Foods ADR	2,187	266
*	OAO Transneft	70	86
			46,230
Singapore (0.9%)
	United Overseas Bank Ltd.	168,000	2,525
	DBS Group Holdings Ltd.	166,000	2,429
	Singapore
	Telecommunications Ltd.	840,000	2,399
	Oversea-Chinese
	Banking Corp., Ltd.	338,000	2,211
	Singapore Airlines Ltd.	102,670	1,209
	Capitaland Ltd.	222,000	1,119
	Keppel Corp., Ltd.	143,000	1,095
*	Wilmar International Ltd.	307,679	1,048
	Singapore Exchange Ltd.	160,000	1,015
	Fraser & Neave Ltd.	286,000	1,013

28

			Market
			Value•
		Shares	($000)
	Singapore Press
	Holdings Ltd.	272,000	893
	ComfortDelGro Corp. Ltd.	555,000	717
	City Developments Ltd.	75,000	671
*	Golden Agri-Resources Ltd.	913,000	575
	Singapore Technologies
	Engineering Ltd.	165,151	393
	CapitaMall Trust	148,000	381
	Sembcorp Industries Ltd.	99,000	306
	StarHub Ltd.	127,840	287
	Jardine Cycle N Carriage Ltd.	18,000	221
	SembCorp Marine Ltd.	70,600	193
	Venture Corp. Ltd.	23,000	188
	Cosco Corp. Singapore Ltd.	77,000	179
	United Industrial Corp., Ltd.	89,000	179
	Capitacommercial Trust	88,000	146
	Parkway Holdings Ltd.	52,000	135
	Keppel Land Ltd.	30,000	135
	Neptune Orient Lines Ltd.	50,000	119
	Noble Group Ltd.	72,000	118
	Singapore Post Ltd.	134,000	115
	United Overseas Land Ltd.	37,000	103
	Yanlord Land Group Ltd.	50,000	87
	MobileOne Ltd.	59,900	86
	Wing Tai Holdings Ltd.	55,000	81
	Singapore Land Ltd.	13,000	69
	SMRT Corp. Ltd.	15,000	20
*	STATS ChipPAC Ltd.	22,000	18
	Allgreen Properties Ltd.	19,000	18
*	Chartered Semiconductor
	Manufacturing Ltd.	25,000	14
	Haw Par Brothers
	International Ltd.	2,000	11
	SIA Engineering Co., Ltd.	3,000	9
	Wheelock Properties
	(Singapore), Ltd.	5,000	7
	Hotel Properties Ltd.	3,000	6
	Cerebos Pacific Ltd.	1,000	3
*	Pacific Century Regional
	Developments Ltd.	4,000	1
	People’s Food Holdings Ltd.	1,000	1
			22,548
South Africa (1.5%)
	MTN Group Ltd.	242,549	4,609
	Sasol Ltd.	81,078	4,598
	Impala Platinum
	Holdings Ltd.	83,208	3,368
	Standard Bank Group Ltd.	199,655	2,366
	Anglo Platinum Ltd.	13,125	2,093
	Remgro Ltd.	58,861	1,550
	Naspers Ltd.	60,472	1,303
	AngloGold Ltd.	37,378	1,258
	Gold Fields Ltd.	87,815	1,174
	FirstRand Ltd.	535,924	1,102
	ArcelorMittal
	South Africa, Ltd.	28,038	846

			Market
			Value•
		Shares	($000)
	Sanlan Ltd.	287,525	756
	Bidvest Group Ltd.	43,246	649
	Steinhoff International
	Holdings Ltd.	251,418	615
*	Harmony Gold
	Mining Co., Ltd.	50,050	577
	Nedbank Group Ltd.	37,800	569
	ABSA Group Ltd.	44,913	561
	Kumba Iron Ore Ltd.	12,750	554
	Telkom South Africa Ltd.	32,356	548
	Reunert Ltd.	70,532	520
	Murray & Roberts
	Holdings Ltd.	44,598	519
	Aspen Pharmacare
	Holdings Ltd.	124,222	509
	Tiger Brands Ltd.	23,900	455
	Aveng Ltd.	59,161	445
	Sappi Ltd.	31,395	424
	Growthpoint Properties Ltd.	245,405	415
	African Rainbow
	Minerals Ltd.	11,850	402
	African Bank
	Investments Ltd.	104,375	365
	Shoprite Holdings Ltd.	62,347	351
	RMB Holdings Ltd.	100,837	330
	Barloworld Ltd.	22,234	324
	Pretoria Portland
	Cement Co. Ltd.	61,181	322
	Imperial Holdings Ltd.	29,500	297
	Massmart Holdings Ltd.	29,513	274
	JD Group Ltd.	52,908	246
*	Mvelaphanda Resources Ltd.	25,306	197
	Mondi Ltd.	23,129	191
	Investec Ltd.	25,002	182
	Northam Platinum Ltd.	20,157	175
	Sun International Ltd.	11,731	169
	Network Healthcare
	Holdings Ltd.	144,700	167
	Nampak Ltd.	64,923	141
	Truworths International Ltd.	41,845	141
	Woolworths Holdings Ltd.	88,622	139
	Grindrod Ltd.	40,400	138
	Liberty Group Ltd.	13,500	127
	Tongaat-Hulett	10,432	126
	Discovery Holdings, Ltd.	37,735	123
*	Metorex Ltd.	37,988	119
	Foschini Ltd.	22,461	107
	Metropolitan Holdings Ltd.	59,800	104
	Spar Group Ltd.	12,427	92
	Exxaro Resources Ltd.	5,542	91
*	Highveld Steel &
	Vanadium Corp. Ltd.	3,891	90
	AECI Ltd.	9,109	79
	Illovo Sugar Ltd.	17,275	73
	Pick’n Pay Stores Ltd.	18,300	71

29

			Market
			Value•
		Shares	($000)
	Wilson Bayly
	Holmes-Ovcon Ltd.	3,906	66
	New Clicks Holdings Ltd.	34,083	62
	Medi-Clinic Corp., Ltd.	22,953	59
	Fountainhead Property Trust	77,100	57
	JSE Ltd.	6,591	57
	Group Five Ltd.	8,306	55
	AVI Ltd.	26,500	52
	Lewis Group Ltd.	9,907	50
	Datatec Ltd.	13,340	48
	African Oxygen Ltd.	13,526	45
	ApexHi Properties Ltd.
	Class A	25,715	44
	ApexHi Properties Ltd.
	Class B	20,876	43
	Mr. Price Group Ltd.	19,454	43
	Santam Ltd.	3,743	42
	Super Group Ltd.	40,600	38
*	Freeworld Coatings, Ltd.	13,834	17
	ElementOne Ltd.	6,153	12
	Allied Technologies Ltd.	761	5
	Pick’n Pay Holdings Ltd.	3,058	5
	Gold Reef Resorts Ltd.	1,280	4
	Mvelaphanda Group Ltd.	2,570	3
			38,943
South Korea (3.0%)
1	Samsung Electronics
	Co., Ltd. GDR	37,345	13,197
	POSCO ADR	47,696	5,886
	Shinhan Financial
	Group Co., Ltd. ADR	32,014	3,718
	Kookmin Bank-
	Sponsored ADR	51,502	3,592
	Hyundai Heavy
	Industries Co., Inc.	7,471	2,653
	LG Electronics Inc.	13,876	2,156
	Hyundai Motor Co., Ltd.	21,019	1,768
	Korea Electric
	Power Corp. ADR	104,413	1,716
	SK Telecom Co., Ltd. ADR	65,185	1,471
*	NHN Corp.	6,290	1,458
	Samsung Corp.	19,220	1,325
	Samsung Fire & Marine
	Insurance Co.	5,763	1,260
	KT Corp. ADR	49,812	1,152
	Shinsegae Co., Ltd.	1,713	1,108
	SK Energy Co., Ltd.	8,750	1,068
	Samsung Heavy
	Industries Co., Ltd.	28,660	973
	DC Chemical Co., Ltd.	2,408	969
	LG Corp.	11,345	940
	Hyundai Engineering &
	Construction Co., Ltd.	9,524	874
	Hana Financial Group Inc.	18,670	844
	SK Holdings Co Ltd	5,390	834

			Market
			Value•
		Shares	($000)
	Samsung Electronics Co., Ltd.	1,111	788
*	Hynix Semiconductor Inc.	29,010	772
	Hyundai Mobis	8,089	741
	Samsung Securities Co. Ltd.	8,790	720
	GS Engineering &
	Construction Corp.	4,500	662
	LG Chem Ltd.	6,627	659
	KT & G Corp.	7,870	651
	S-Oil Corp.	9,390	632
	Hyundai Development Co.	8,860	566
	Woori Finance
	Holdings Co., Ltd.	28,410	558
	LG. Philips LCD Co., Ltd.	12,320	537
	Samsung Techwin Co., Ltd.	9,060	533
	Daelim Industrial Co.	3,870	522
*	Doosan Corp.	2,916	500
	Doosan Heavy Industries
	and Construction Co., Ltd.	4,747	498
*	Kia Motors	34,220	455
	Hyundai Merchant
	Marine Co., Ltd.	10,300	449
	Samsung Engineering
	Co., Ltd.	4,824	429
	Daewoo Shipbuilding &
	Marine Engineering Co., Ltd.	9,610	417
	Hanwha Corp.	8,800	413
	Samsung Electro-
	Mechanics Co.	7,610	412
	Hyundai Steel Co.	5,190	407
	Kangwon Land Inc.	19,440	406
	Lotte Shopping Co., Ltd.	1,103	403
	LS Cable Ltd.	4,030	395
	Daewoo Securities Co., Ltd.	16,770	390
	Korea Exchange Bank	25,530	389
	Hyundai Mipo
	Dockyard Co., Ltd.	1,760	386
	Daewoo International Corp.	9,470	365
	Doosan Infracore Co., Ltd.	11,210	361
	Amorepacific Corp.	564	357
	Korea Investment
	Holdings Co., Ltd.	6,530	345
	Cheil Industrial, Inc.	6,200	338
	Dongbu Insurance Co., Ltd.	8,530	320
*	Samsung SDI Co. Ltd.	4,055	312
	Hyundai Securities Co.	20,820	306
	Pusan Bank	18,760	302
	LG Household &
	Health Care Ltd.	1,450	300
	Woori Investment &
	Securities Co., Ltd.	13,920	299
	Kumkang Korea
	Chemical Co., Ltd.	664	296
	Industrial Bank of Korea	15,430	294
	Hanjin Shipping Co., Ltd.	6,770	290
*	STX Corp.	4,167	276

30

			Market
			Value•
		Shares	($000)
	Daegu Bank	17,320	275
	Woongjin Coway Co., Ltd.	8,680	273
*	Korea Telecom Freetel	9,840	271
	Yuhan Corp.	1,232	270
	Dongkuk Steel Mill Co., Ltd.	5,730	267
*	CJ Cheiljedang Corp.	1,047	266
	Mirae Asset
	Securities Co., Ltd.	1,925	264
	Hyosung Corp.	4,180	259
	Korean Air Co. Ltd.	4,750	256
	S1 Corp.	4,050	254
	Samsung Card Co. Ltd.	4,557	253
	Hanjin Heavy Industries &
	Construction Co., Ltd.	4,280	244
	Korea Gas Corp.	3,110	240
	Hite Brewery Co., Ltd.	2,021	239
	Hankook Tire Co. Ltd.	15,280	234
	STX Shipbuilding Co., Ltd.	6,510	232
	Hyundai Department
	Store Co., Ltd.	2,160	228
	Daewoo Engineering &
	Construction Co., Ltd.	12,399	220
	Honam Petrochemical Corp.	2,200	195
	GS Holdings Corp.	4,500	180
	Lotte Confectionery Co., Ltd.	150	178
	Daishin Securities Co.	7,860	174
*	SK Networks Co., Ltd.	8,790	171
*	CJ Corp.	2,136	170
	Halla Climate Control Corp.	15,910	149
	Kumho Industrial Co., Ltd.	4,450	148
	LG Telecom Ltd.	13,104	117
*	Ssangyong Motor Co.	17,840	93
	Samsung Fine
	Chemicals Co., Ltd.	1,530	88
	Lotte Chilsung
	Beverage Co., Ltd.	72	82
	Pacific Corp.	618	81
	POSCO	154	76
	Cheil Communications Inc.	267	72
	Hyundai Hysco	7,010	69
	Nong Shim Co. Ltd.	360	66
	NCsoft Corp.	1,200	61
*	Daum Communications Corp.	991	61
	LG Dacom Corp.	3,100	59
	Hanwha Chemical Corp.	3,860	56
	Hyundai Autonet Co., Ltd.	9,140	56
	Shinhan Financial
	Group Co. Ltd.	790	46
	Poongsan Corp.	2,550	46
	Glovis Co., Ltd.	510	33
	SKC Co. Ltd.	1,240	25
	Sindo Ricoh Co., Inc.	425	24
	Daishin Securities Co.	2,160	23
*	Lotte Midopa Co., Ltd.	2,040	23
	Kookmin Bank	220	15
			75,595

		Market
		Value•
	Shares	($000)
Spain (3.4%)
Telefonica SA	626,022	17,989
Banco Santander Central
Hispano SA	823,815	17,816
Banco Bilbao Vizcaya
Argentaria SA	489,660	11,230
Iberdrola SA	652,616	9,510
Repsol YPF SA	158,875	6,419
^Banco Popular Espanol SA	161,011	2,766
ACS, Actividades de
Contruccion y Servisios, SA	33,616	1,976
Industria de Diseno Textil SA	32,134	1,740
Gas Natural SDG SA	28,287	1,645
^Banco de Sabadell SA	160,467	1,596
Gamesa Corporacion
Tecnologica SA	31,474	1,520
^Abertis Infraestructuras SA	43,365	1,436
Union Fenosa SA	19,981	1,334
^Acerinox SA	38,955	1,050
Acciona SA	3,191	906
Enagas SA	26,348	796
Grupo Ferrovial SA	9,834	794
* Iberdrola Renovables	100,850	732
^Bankinter SA	37,461	573
^Sacyr Vallehermoso SA	15,310	539
Red Electrica de Espana SA	7,796	504
Fomento de Construc y
Contra SA	6,830	489
Cintra Concesiones de
Infraestructuras de
Transport SA	29,289	452
^Zardoya Otis SA	15,081	422
Corporacion Mapfre SA	78,366	398
Compania Espanola
de Petroleos SA	2,900	318
Corporacion Financiera
Alba SA	4,417	308
* Sogecable SA	6,285	273
^Gestevision Telecinco SA	9,203	192
Banco Espanol de Credito, SA	9,142	169
Promotora de
Informaciones SA	8,165	143
Antena 3 Television	6,664	81
* Inmobiliaria Colonial SA	38,003	56
		86,172
Sweden (1.7%)
Nordea Bank AB	333,558	5,486
Telefonaktiebolaget LM
Ericsson AB Class B	1,928,370	4,871
^Volvo AB B Shares	186,200	2,815
TeliaSonera AB	297,500	2,643
^Sandvik AB	154,100	2,350
Hennes & Mauritz AB
B Shares	38,450	2,265
^Svenska Handelsbanken
AB A Shares	79,142	2,178

			Market
			Value•
		Shares	($000)
	Skandinaviska Enskilda
	Banken AB A Shares	86,900	2,089
	Volvo AB A Shares	100,534	1,500
	Investor AB B Shares	63,000	1,487
	Atlas Copco AB A Shares	84,000	1,341
	SSAB Svenskt Stal AB
	Series A	40,377	1,333
^	Swedbank AB A Shares	52,500	1,321
	Svenska Cellulosa
	AB B Shares	71,990	1,205
^	SKF AB B Shares	63,000	1,147
	Tele2 AB B Shares	49,600	1,097
	Scania AB B Shares	51,160	1,045
^	Atlas Copco AB B Shares	63,000	927
	Skanska AB B Shares	50,662	833
	Swedish Match AB	34,832	759
	Electrolux AB Series B	49,307	748
^	Alfa Laval AB	10,300	672
	Assa Abloy AB	43,012	666
^	Securitas AB B Shares	42,000	538
	Industrivarden AB A Shares	30,552	522
^	Husqvarna AB B Shares	37,306	381
	Scania AB A Shares	13,762	310
	Boliden AB	27,011	292
	SSAB Svenskt Stal AB
	Series B	9,429	281
^	Industrivarden AB C Shares	13,372	210
	Holmen AB	5,800	185
			43,497
Switzerland (4.9%)
	Nestle SA (Registered)	51,531	24,594
	Novartis AG (Registered)	306,936	15,471
	Roche Holdings AG	92,194	15,256
	ABB Ltd.	304,392	9,289
*	UBS AG	270,823	8,962
	Credit Suisse Group
	(Registered)	153,106	8,526
	Zurich Financial Services AG	18,898	5,727
	Swiss Re (Registered)	47,769	3,950
	Syngenta AG	13,108	3,896
	Cie. Financiere Richemont AG	64,003	3,848
	Holcim Ltd. (Registered)	25,489	2,487
	Julius Baer Holding, Ltd.	29,269	2,146
	Swatch Group AG (Bearer)	5,326	1,422
	Swiss Life Holding	4,514	1,342
	Lonza AG (Registered)	9,283	1,257
	Swisscom AG	3,210	1,139
	Adecco SA (Registered)	18,609	1,108
	SGS Societe Generale
	de Surveillance
	Holding SA (Registered)	720	1,009
	Givaudan SA	925	934
	Synthes, Inc.	6,072	831
*	Geberit AG	5,203	799

			Market
			Value•
		Shares	($000)
	Roche Holdings AG (Bearer)	4,307	794
	Kuehne & Nagel
	International AG	7,325	785
	Swatch Group AG (Registered)	14,067	718
	Baloise Holdings AG	6,472	705
	Nobel Biocare Holding AG	19,395	698
	Pargesa Holding SA	5,101	583
*	Lindt & Spruengli AG Regular	16	523
*	Petroplus Holdings AG	7,880	489
*	OC Oerlikon Corp AG	1,357	466
*	UBS AG Rights Exp. 5/9/08	270,823	457
	Clariant AG	39,129	427
*	Lindt & Spruengli AG	97	298
	Schindler Holding AG
	(Registered)	3,272	259
	CIBA Specialty Chemicals
	AG (Registered)	6,906	229
	Straumann Holding AG	827	220
	Schindler Holding AG
	(Bearer Participation
	Certificates)	2,476	200
	EFG International	4,877	155
			121,999
Taiwan (2.4%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.
	ADR	703,117	7,903
	Hon Hai Precision
	Industry Co., Ltd.	824,400	4,764
	AU Optronics Corp. ADR	143,393	2,799
*	Chunghwa Telecom Co., Ltd.	84,154	2,147
	Formosa Plastic Corp.	750,000	2,139
	High Tech Computer Corp.	71,800	1,842
	China Steel Corp.	1,119,250	1,836
	Nan Ya Plastic Corp.	731,000	1,718
	Cathay Financial Holding Co.	606,000	1,700
	Asustek Computer Inc.	458,168	1,482
	MediaTek Inc.	97,000	1,258
	Formosa Chemicals &
	Fibre Corp.	512,000	1,241
*	United Microelectronics
	Corp. ADR	348,675	1,206
*	Chinatrust Financial
	Holding	1,043,000	1,089
	Innolux Display Corp.	330,000	972
	Chi Mei Optoelectronics
	Corp.	652,640	912
	Fubon Financial
	Holding Co., Ltd.	759,000	902
	Siliconware Precision
	Industries Co. ADR	109,796	894
	Mega Financial
	Holding Co. Ltd.	966,000	850

32

			Market
			Value•
		Shares	($000)
	Advanced Semiconductor
	Engineering Inc. ADR	150,111	775
*	Fuhwa Financial
	Holdings Co., Ltd.	785,845	747
	Far Eastern Textile Ltd.	428,570	718
	China Development
	Financial Holding Corp.	1,418,840	662
	First Financial
	Holding Co., Ltd.	524,260	634
	Foxconn Technology
	Co., Ltd.	98,600	632
	Uni-President
	Enterprises Co.	436,320	621
	Acer Inc.	267,200	578
	Hau Nan Financial
	Holdings Co., Ltd.	526,000	537
	Delta Electronics Inc.	176,000	526
	Compal Electronics Inc.	455,695	507
	Taiwan Cooperative Bank	465,380	487
	Shin Kong Financial
	Holdings Co.	505,081	468
	SinoPac Holdings	912,000	450
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	202,000	444
	Taiwan Cellular Corp.	214,609	408
	Quanta Computer Inc.	240,220	399
	Taiwan Fertilizer Co., Ltd.	82,000	398
	Synnex Technology
	International Corp.	146,850	392
	Powerchip Semiconductor
	Corp.	944,255	386
	Formosa
	Petrochemical Corp.	126,000	373
*	Tatung Co., Ltd.	615,000	370
	Taiwan Cement Corp.	219,390	356
	Far EasTone
	Telecommunications
	Co., Ltd.	207,643	353
	Chang Hwa
	Commercial Bank	435,000	348
	Lite-On Technology Corp.	268,506	314
*	Taishin Financial Holdings	597,000	310
	KGI Securities Co., Ltd.	363,000	309
*	Chunghwa Picture
	Tubes, Ltd.	950,000	298
	Asia Cement Corp.	161,680	290
	Feng Hsin Iron &
	Steel Co., Ltd.	93,000	284
	Pou Chen Corp.	251,370	263
*	Polaris Securities Co., Ltd.	326,307	243
	ProMOS Technologies Inc.	894,000	239
	Wistron Corp.	137,377	236
*	HannStar Display Corp.	504,504	232
	Nanya Technology Corp.	361,467	231

			Market
			Value•
		Shares	($000)
	Walsin Lihwa Corp.	454,000	229
	U-Ming Marine
	Transport Corp.	67,000	224
	Formosa Taffeta Co., Ltd.	197,000	224
	Macronix
	International Co., Ltd.	428,863	223
	Inventec Co., Ltd.	353,800	222
	Evergreen Marine Corp.	233,000	222
	Largan Precision Co., Ltd.	16,060	218
	Taiwan Glass Industrial Corp.	181,880	218
	Novatek Microelectronics
	Corp., Ltd.	55,199	212
	Nan Ya Printed Circuit
	Board Corp.	39,237	205
	Teco Electric &
	Machinery Co., Ltd.	311,000	204
	Yulon Motor Co., Ltd.	155,580	204
*	E.Sun Financial
	Holding Co., Ltd.	338,000	203
	Unimicron Technology Corp.	147,500	202
	President Chain Store Corp.	57,000	199
	Cheng Shin Rubber
	Industry Co., Ltd.	103,190	195
	Realtek Semiconductor Corp.	65,275	189
	Mitac International Corp.	195,901	174
*	Qisda Corp.	183,000	165
	Catcher Technology Co., Ltd.	40,300	157
	Phoenixtec Power Co., Ltd.	88,000	151
	Ton Yi Industrial Corp.	244,000	137
	Wintek Corp.	117,000	106
*	Taiwan Business Bank	229,000	97
	Capital Securities Corp.	116,050	94
	Chicony Electronics Co., Ltd.	39,200	83
*	CMC Magnetics Corp.	234,000	82
	Cathay Construction Corp.	98,000	78
	Advantech Co., Ltd.	28,450	73
	Wan Hai Lines Ltd.	81,000	72
	Yang Ming Marine Transport	91,247	71
	Inotera Memories, Inc.	78,320	69
	Coretronic Corp.	53,320	69
	D-Link Corp.	43,456	69
	Winbond Electronics Corp.	229,000	68
	Yageo Corp.	190,000	65
*	Far Eastern
	International Bank	147,000	62
	President Securities Corp.	69,980	61
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	124,470	61
	Taiwan Secom Corp., Ltd.	26,000	57
*	EVA Airways Corp.	102,000	56
	Cheng Uei Precision
	Industry Co., Ltd.	23,350	53
	Eternal Chemical Co., Ltd.	47,680	53

33

			Market
			Value•
		Shares	($000)
	Oriental Union
	Chemical Corp.	46,160	52
*	Ritek Corp.	191,000	52
	Asia Optical Co., Inc.	20,059	51
*	Via Technologies Inc.	79,000	50
	Micro-Star International
	Co., Ltd.	56,597	49
	Transcend Information Inc.	13,039	49
	China Motor Co., Ltd.	55,105	48
	Waterland Financial Holdings	128,020	46
	Giant Manufacturing Co., Ltd.	17,000	44
	Sunplus Technology Co., Ltd.	32,972	44
	China Airlines	80,134	43
	Vanguard International
	Semiconductor Corp.	53,198	42
	Faraday Technology Corp.	20,118	42
	Compal Communications, Inc.	22,400	40
	Inventec Appliances Corp.	18,150	37
	Taiwan Life Insurance Co., Ltd.	20,300	37
	Zyxel Communications Corp.	31,220	36
	LITE-ON IT Corp.	3,024	3
			60,113
Thailand (0.3%)
	PTT Public Co. Ltd. (Foreign)	106,400	1,121
*	PTT Exploration and
	Production Public Co. Ltd.
	(Foreign)	178,172	933
	Siam Cement
	Public Co. Ltd. (Foreign)	90,362	615
	Bangkok Bank
	Public Co., Ltd. (Foreign)	132,397	584
	Kasikornbank
	Public Co. Ltd. (Foreign)	196,200	544
*	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	136,186	383
	PTT Aromatics & Refining
	Public Co. Ltd. (Foreign)	296,611	346
	Advanced Info Service
	Public Co., Ltd. (Foreign)	113,400	331
*	IRPC
	Public Co., Ltd. (Foreign)	1,474,900	270
	Banpu
	Public Co. Ltd. (Foreign)	15,100	210
	Thai Oil
	Public Co., Ltd. (Foreign)	85,300	191
	Land and Houses
	Public Co. Ltd. (Foreign)	421,100	140
	Central Pattana
	Public Co. Ltd. (Foreign)	136,500	124
*	Thai Military Bank
	Public Co., Ltd. (Foreign)	2,736,800	117
	PTT Chemical
	Public Co., Ltd. (Foreign)	33,400	113

			Market
			Value•
		Shares	($000)
	Thoresen Thai Agencies
	Public Co. Ltd. (Foreign)	73,000	102
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	261,000	90
*	Bank of Ayudhya
	PLC (Foreign)	107,200	85
	BEC World
	Public Co. Ltd. (Foreign)	91,400	80
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	242,300	78
	Total Access
	Communications PLC	52,800	76
	Airports of Thailand
	Public Co. Ltd. (Foreign)	41,900	73
*	Electricity Generating
	Public Co. Ltd. (Local)	15,400	46
	Electricity Generating
	Public Co. Ltd. (Foreign)	6,700	20
	Ratchaburi Electricity
	Generating Holding Public C	12,800	18
	Siam City Cement
	Public Co. Ltd. (Foreign)	2,200	16
	Thai Airways International
	Public Co. Ltd. (Foreign)	15,600	14
	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	43,600	7
*	PTT Exploration and Production
	Public Co. Ltd. (Local)	1,200	6
	Siam Makro
	Public Co. Ltd. (Foreign)	1,700	5
	Italian-Thai Development
	Public Co. Ltd. (Foreign)	19,500	5
	Thanachart Capital
	Public Co. Ltd. (Foreign)	9,300	5
	Delta Electronics (Thailand)
	Public Co. Ltd. (Fore	7,200	5
*	True Corp.
	Public Co. Ltd. (Foreign)	27,000	4
*	Advanced Info Service
	Public Co., Ltd. (Local)	1,000	3
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	800	2
*	IRPC Public Co., Ltd. (Local)	8,600	2
			6,764
Turkey (0.2%)
	Akbank T.A.S.	117,667	611
*	KOC Holding A.S.	161,811	556
	Turkiye Is Bankasi
	A.S. C Shares	99,724	460
	Eregli Demir ve Celik
	Fabrikalari A.S.	50,281	440
*	Turkiye Garanti Bankasi A.S.	72,152	386
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	40,215	364

34

			Market
			Value•
		Shares	($000)
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	13,148	352
	Enka Insaat ve Sanayi A.S.	24,416	332
*	Yapi ve Kredi Bankasi A.S.	135,322	300
*	Turkcell Iletisim
	Hizmetleri A.S.	31,643	257
	Migros Turk A.S.	13,244	212
	Turkiye Vakiflar Bankasi T.A.O.	64,840	132
	Haci Omer Sabanci
	Holding A.S.	35,072	131
*	Dogan Sirketler Grubu
	Holding A.S.	92,080	111
	Ford Otomotiv Sanayi A.S.	11,010	103
*	Fortis Bank AS	74,347	87
	Tofas Turk Otomobil
	Fabrikasi A.S.	22,503	85
	Arcelik A.S.	18,827	84
*	Denizbank A.S.	7,154	45
*	Dogan Yayin Holding A.S.	15,998	34
	Turk Sise ve Cam
	Fabrikalari A.S.	4,129	6
			5,088
United Kingdom (15.2%)
	BP PLC	2,492,750	30,205
	HSBC Holdings PLC	1,550,354	26,919
	Vodafone Group PLC	6,899,623	21,835
	Royal Dutch Shell PLC
	Class A	470,897	18,927
	GlaxoSmithKline PLC	719,425	15,915
	Rio Tinto PLC	131,294	15,305
	Royal Dutch Shell PLC
	Class B	363,684	14,491
	Anglo American PLC	173,169	11,194
	BG Group PLC	440,079	10,740
	BHP Billiton PLC	291,316	10,395
	Royal Bank of Scotland
	Group PLC	1,324,718	8,966
	Tesco PLC	1,028,286	8,709
	AstraZeneca Group PLC	191,323	8,026
	Barclays PLC	857,756	7,756
	Xstrata PLC	95,802	7,459
	British American
	Tobacco PLC	198,403	7,443
	Diageo PLC	335,669	6,846
	Standard Chartered PLC	182,734	6,457
	Lloyds TSB Group PLC	734,083	6,260
	Unilever PLC	172,208	5,780
	Reckitt Benckiser
	Group PLC	93,827	5,452
	National Grid Transco PLC	330,766	4,608
	BT Group PLC	1,039,084	4,574
	HBOS PLC	488,357	4,510
	Prudential PLC	320,133	4,348
	Aviva PLC	341,325	4,240

			Market
			Value•
		Shares	($000)
	Imperial Tobacco Group PLC	87,202	4,176
	BAE Systems PLC	451,329	4,161
	SABMiller PLC	147,535	3,403
	Scottish & Southern
	Energy PLC	113,989	3,141
	Cadbury Schweppes PLC	270,663	3,109
	Centrica PLC	469,020	2,727
	Man Group PLC	221,017	2,529
	Legal & General Group PLC	807,809	2,026
	British Energy Group PLC	134,085	2,001
	Rolls-Royce Group PLC	228,470	1,980
	WPP Group PLC	157,937	1,925
	Morrison Supermarkets PLC	340,070	1,925
	Reed Elsevier PLC	147,223	1,863
	Land Securities Group PLC	60,925	1,853
	British Sky Broadcasting
	Group PLC	170,695	1,840
	Old Mutual PLC	696,468	1,758
	J. Sainsbury PLC	222,165	1,687
	International Power PLC	188,470	1,635
	Marks & Spencer
	Group PLC	216,355	1,623
	Compass Group PLC	238,005	1,604
	United Utilities PLC	112,155	1,591
	Pearson PLC	115,992	1,508
	Smith & Nephew PLC	114,400	1,479
	Tullow Oil PLC	94,258	1,408
	Standard Life PLC	277,986	1,373
	Capita Group PLC	104,056	1,364
	Shire PLC	70,396	1,293
	Lonmin PLC	20,361	1,246
	Johnson Matthey PLC	28,221	1,117
*	Cairn Energy PLC	17,745	1,101
	British Land Co., PLC	65,898	1,094
	Resolution PLC	74,159	1,062
	Royal & Sun Alliance
	Insurance Group PLC	397,362	1,056
	Carnival PLC	26,465	1,035
	3i Group PLC	59,006	1,003
	ICAP PLC	86,205	995
	Smiths Group PLC	51,566	988
	Experian Group Ltd.	128,328	964
	Foreign and Colonial
	Investment Trust PLC	156,030	930
	Cable and Wireless PLC	308,410	910
	^Liberty International PLC	46,401	898
	Bunzl PLC	59,745	873
	Associated British Foods PLC	50,019	873
	Severn Trent PLC	29,650	856
	The Alliance Trust PLC	125,511	854
*	Thomson Reuters PLC	27,401	850
	Hammerson PLC	42,554	847
	Wolseley PLC	82,503	825
	Vedanta Resources PLC	18,633	822

35

		Market
		Value•
	Shares	($000)
Cobham PLC	184,485	803
Antofagasta PLC	50,610	799
Scottish Mortgage
Investment Trust PLC	61,720	795
Kingfisher PLC	298,710	781
Next PLC	34,020	769
Burberry Group PLC	79,726	761
Kazakhmys PLC	22,890	714
Friends Provident PLC	303,528	713
Group 4 Securicor PLC	156,067	704
Rexam PLC	73,113	647
Tate & Lyle PLC	61,005	638
ITV PLC	472,810	615
* Invensys PLC	101,824	601
United Business Media PLC	52,712	600
Rentokil Initial PLC	309,941	589
The Sage Group PLC	150,303	586
InterContinental Hotels
Group PLC	35,454	568
Hays PLC	250,425	557
Whitbread PLC	23,176	556
William Hill PLC	71,810	547
^Alliance & Leicester PLC	53,094	542
Home Retail Group	99,737	520
Signet Group PLC	378,901	513
Ladbrokes PLC	79,369	513
Schroders PLC	24,465	509
Drax Group PLC	41,862	497
Aegis Group PLC	198,277	493
Enterprise Inns PLC	62,061	470
GKN PLC	80,207	450
Segro PLC	49,314	449
Mitchells & Butlers PLC	73,017	434
Persimmon PLC	36,264	415
LogicaCMG PLC	172,135	389
Tomkins PLC	105,923	381
Daily Mail and General
Trust PLC	43,659	360
Yell Group PLC	95,819	314
Mondi PLC	38,164	302
Trinity Mirror PLC	56,358	302

			Market
			Value•
		Shares	($000)
	Punch Taverns PLC	27,518	282
	Thomas Cook Group PLC	52,586	269
*	British Airways PLC	59,741	267
	DSG International PLC	191,462	247
	Kesa Electricals PLC	60,316	247
	Provident Financial PLC	13,559	239
	Electrocomponents PLC	59,850	220
	Travis Perkins PLC	11,403	218
	Barratt Developments PLC	36,013	196
^	Bradford & Bingley PLC	61,193	196
^	Carphone Warehouse PLC	36,056	193
	Witan Investment Trust PLC	18,426	166
	BBA Aviation PLC	46,896	146
	Misys PLC	37,678	117
	Schroders PLC–
	Non Voting Shares	3,990	75
	International Personal Finance	15,748	74
	Johnston Press PLC	17,900	44
^	Northern Rock PLC	21,312	38
*	PartyGaming PLC	73,965	35
			380,006
	Total Common Stocks
	(Cost $2,519,112)		2,498,861
	Temporary Cash Investment (6.2%)
2	Vanguard Market
	Liquidity Fund,
	2.304%—Note F
	(Cost $155,363)	155,363,494	155,363
	Total Investments (105.9%)
	(Cost $2,674,475)		2,654,224
	Other Assets and Liabilities (–5.9%)
	Other Assets—Note B		29,270
	Security Lending Collateral
	Payable to Brokers—Note F		(155,363)
	Other Liabilities		(22,827)
			(148,920)
	Net Assets (100%)		2,505,304

35

At April 30, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,509,636
Undistributed Net Investment Income	22,555
Accumulated Net Realized Losses	(6,539)
Unrealized Depreciation
Investment Securities	(20,251)
Foreign Currencies	(97)
Net Assets	2,505,304

Investor Shares—Net Assets
Applicable to 14,719,272 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	328,161
Net Asset Value Per Share—
Investor Shares	$22.29

Institutional Shares—Net Assets
Applicable to 3,457,070 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	386,146
Net Asset Value Per Share—
Institutional Shares	$111.70

ETF Shares—Net Assets
Applicable to 31,593,912 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,790,997
Net Asset Value Per Share—
ETF Shares	$56.69

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of this security represented 0.5% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

37

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	29,354
Interest[2]	295
Security Lending	291
Total Income	29,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	38
Management and Administrative
Investor Shares	319
Institutional Shares	15
ETF Shares	632
Marketing and Distribution
Investor Shares	24
Institutional Shares	22
ETF Shares	159
Custodian Fees	816
Shareholders’ Reports
Investor Shares	6
Institutional Shares	—
ETF Shares	21
Trustees’ Fees and Expenses	1
Total Expenses	2,053
Expenses Paid Indirectly—Note C	(40)
Net Expenses	2,013
Net Investment Income	27,927
Realized Net Gain (Loss)
Investment Securities Sold	(5,057)
Foreign Currencies	19
Realized Net Gain (Loss)	(5,038)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(149,315)
Foreign Currencies	(142)
Change in Unrealized Appreciation (Depreciation)	(149,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,568)

1 Dividends are net of foreign withholding taxes of $2,631,000.

2 Interest income from an affiliated company of the fund was $295,000.

38

Statement of Changes in Net Assets

	Six Months Ended	March 2, 2007[1]
	April 30,	to October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,927	9,782
Realized Net Gain (Loss)	(5,038)	(1,754)
Change in Unrealized Appreciation (Depreciation)	(149,457)	129,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,568)	137,137
Distributions
Net Investment Income
Investor Shares	(1,923)	—
Institutional Shares	(1,766)	—
ETF Shares	(11,212)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(14,901)	—
Capital Share Transactions—Note G
Investor Shares	137,489	189,893
Institutional Shares	240,802	148,203
ETF Shares	829,890	963,359
Net Increase (Decrease) from Capital Share Transactions	1,208,181	1,301,455
Total Increase (Decrease)	1,066,712	1,438,592
Net Assets
Beginning of Period	1,438,592	—
End of Period[2]	2,505,304	1,438,592

1 Inception.

2 Net Assets—End of Period includes undistributed net investment income of $22,555,000 and $9,459,000.

39

Financial Highlights

Investor Shares
	Six Months	March 8,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$24.91	$20.00
Investment Operations
Net Investment Income	.297[2]	.41[2]
Net Realized and Unrealized Gain (Loss) on Investments	(2.732)	4.50
Total from Investment Operations	(2.435)	4.91
Distributions
Dividends from Net Investment Income	(.185)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.185)	—
Net Asset Value, End of Period	$22.29	$24.91

Total Return[3]	–9.79%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$328	$213
Ratio of Total Expenses to Average Net Assets	0.36%*	0.40%*
Ratio of Net Investment Income to Average Net Assets	2.78%*	2.61%*
Portfolio Turnover Rate[4]	11%*	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*	Annualized.

40

Institutional Shares
	Six Months	April 30,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$124.76	$107.33
Investment Operations
Net Investment Income	1.758[2]	1.15[2]
Net Realized and Unrealized Gain (Loss) on Investments	(13.774)	16.28
Total from Investment Operations	(12.016)	17.43
Distributions
Dividends from Net Investment Income	(1.044)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.044)	—
Net Asset Value, End of Period	$111.70	$124.76

Total Return[3]	–9.65%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$386	$157
Ratio of Total Expenses to Average Net Assets	0.11%*	0.15%*
Ratio of Net Investment Income to Average Net Assets	3.03%*	2.86%*
Portfolio Turnover Rate[4]	11%*	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 0.25% transaction fee on purchases or the 2% fee assessed on redemptions of shares held for less than two months.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*	Annualized.

41

ETF Shares
	Six Months	March 2,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$63.32	$49.80
Investment Operations
Net Investment Income	.81[2]	1.03[2]
Net Realized and Unrealized Gain (Loss) on Investments	(6.93)	12.49
Total from Investment Operations	(6.12)	13.52
Distributions
Dividends from Net Investment Income	(0.51)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(0.51)	—
Net Asset Value, End of Period	$56.69	$63.32

Total Return	–9.69%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,791	$1,068
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%*
Ratio of Net Investment Income to Average Net Assets	2.93%*	2.76%*
Portfolio Turnover Rate[3]	11%*	10%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax position taken on its federal income tax return for the period from inception to October 31, 2007, and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

43

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $192,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $40,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $1,431,000 to offset future net capital gains through October 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

During the six months ended April 30, 2008, the fund realized net foreign currency gains of $19,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $51,000, which have been included in current and

44

prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $1,299,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

At April 30, 2008, the cost of investment securities for tax purposes was $2,675,774,000. Net unrealized depreciation of investment securities for tax purposes was $21,550,000, consisting of unrealized gains of $134,532,000 on securities that had risen in value since their purchase and $156,082,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2008, the fund purchased $1,322,485,000 of investment securities and sold $103,729,000 of investment securities, other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at April 30, 2008, was $149,223,000, for which the fund received cash collateral of $155,363,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	170,055	7,686	206,612	9,294
Issued in Lieu of Cash Distributions	1,746	76	—	—
Redeemed[2]	(34,312)	(1,591)	(16,719)	(746)
Net Increase (Decrease)—Investor Shares	137,489	6,171	189,893	8,548
Institutional Shares
Issued	243,873	2,224	148,203	1,261
Issued in Lieu of Cash Distributions	934	8	—	—
Redeemed[2]	(4,005)	(36)	—	—
Net Increase (Decrease)—Institutional Shares	240,802	2,196	148,203	1,261
ETF Shares
Issued	829,890	14,722	963,359	16,872
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	829,890	14,722	963,359	16,872

1 Inception was March 2, 2007, for ETF Shares, March 8, 2007, for Investor Shares, and April 30, 2007, for Institutional Shares.

2 Net of redemption fees of $59,000 and $30,000 (fund totals).

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE All-World ex-US Index Fund	10/31/2007	4/30/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$902.07	$1.70
Institutional Shares	1,000.00	903.50	0.52
ETF Shares	1,000.00	903.10	0.99
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.07	$1.81
Institutional Shares	1,000.00	1,024.32	0.55
ETF Shares	1,000.00	1,023.82	1.06

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares, 0.11% for Institutional Shares, and 0.21% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

46

Note that the expenses shown in the table on page 46 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account 0.25% transaction fee on purchases or the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard FTSE All-World ex-US Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management since its inception in March 2007, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985, and has led the Quantitative Equity Group since 1987. Duane F. Kelly, the Vanguard principal responsible for the day-to-day management of the fund, has been with Vanguard since 1989. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio is also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

48

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

49

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All other marks are the exclusive property of their
respective owners.
Direct Investor Account Services > 800-662-2739
All comparative mutual fund data are from Lipper Inc.
Institutional Investor Services > 800-523-1036	or Morningstar, Inc., unless otherwise noted.

Text Telephone for People
With Hearing Impairment > 800-952-3335	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
calling Vanguard at 800-662-2739. The guidelines are
This material may be used in conjunction	also available from the SEC’s website, www.sec.gov.
with the offering of shares of any Vanguard	In addition, you may obtain a free report on how your
fund only if preceded or accompanied by	fund voted the proxies for securities it owned during
the fund’s current prospectus.	the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
Vanguard, Connect with Vanguard, and the ship logo	at the SEC’s Public Reference Room in Washington, D.C.
are trademarks of The Vanguard Group, Inc.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
“FTSE®” is a trademark jointly owned by the London	available on the SEC’s website, and you can receive
Stock Exchange plc and The Financial Times Limited	copies of this information, for a fee, by sending a
and is used by FTSE International Limited under license.	request in either of two ways: via e-mail addressed to
“All-World” is a trademark of FTSE International Limited.	publicinfo@sec.gov or via regular mail addressed to the
The FTSE All-World ex US Index is calculated by FTSE	Public Reference Section, Securities and Exchange
International Limited. FTSE International Limited does not	Commission, Washington, DC 20549-0102.
sponsor, endorse, or promote the fund; is not in any way
connected to it; and does not accept any liability
in relation to its issue, operation, and trading.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 13, 2008

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: June 13, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.